      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009.

                                                              FILE NO. 033-53692

                                                                     811-3072-03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 30                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 128                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL I

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-3585

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2009. However, it will also be distributed to owners who purchase their policy before May 1, 2009.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2009. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

STAG VARIABLE LIFE


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I
P.O. BOX 2999
HARTFORD, CT 06104-2999


TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2009


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information about Series I of Stag Variable Life insurance policy. Policy owners should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.



Stag Variable Life is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:


X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Funds Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Hartford Series Fund, Inc., Hartford Series Fund II, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. The Funds are described in greater detail in "The Funds" section of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


New policies are no longer offered for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                      13
  The Company                                                                 13
  The Separate Account                                                        13
  The Funds                                                                   13
CHARGES AND DEDUCTIONS                                                        21
YOUR POLICY                                                                   23
PREMIUMS                                                                      31
DEATH BENEFITS AND POLICY VALUES                                              34
MAKING WITHDRAWALS FROM YOUR POLICY                                           35
LOANS                                                                         36
LAPSE AND REINSTATEMENT                                                       36
FEDERAL TAX CONSIDERATIONS                                                    38
LEGAL PROCEEDINGS                                                             43
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        44
FINANCIAL INFORMATION                                                         44
GLOSSARY OF SPECIAL TERMS                                                     45
WHERE YOU CAN FIND MORE INFORMATION                                           46
STATEMENT OF ADDITIONAL INFORMATION

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY


POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.



FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, Guarantee Periods, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. You select one of three death benefit options:

-   LEVEL OPTION: The death benefit equals the current Face Amount.

- RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy.

- RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of the scheduled premiums paid.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEE PERIOD OPTIONS -- You have the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the death benefit will be no less than the initial Face Amount and the policy will not lapse as long as certain scheduled premiums are paid or provided for by favorable investment experience.

INVESTMENT CHOICES -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a schedule of premiums when you purchase the policy. You may change your scheduled premiums, or pay additional premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy and Contract Rights -- Right to Examine a Policy."

RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.

SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. You may apply the Cash Surrender Value to a continuation option as extended term insurance or paid-up insurance. (See "Risks of Your Policy," below). Surrenders may also be subject to a Surrender Charge.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.


RIDERS -- You may add additional benefits to your Policy by selecting from a variety of Riders. Additional charges may apply for some Riders and may be subject to underwriting approval.


RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

4

-------------------------------------------------------------------------------

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges, or if you do not pay your scheduled premium. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.


WITHDRAWAL LIMITATIONS -- After the Guarantee Period, partial withdrawals are allowed. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, may result in a partial surrender charge and may be subject to a withdrawal charge.


TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

-------------------------------------------------------------------------------


FEE TABLES


The following table describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Front-end Sales Load  When you pay premium.                     Maximum Charge: 50% of each premium payment. (1)
Tax Charge on         When you pay premium.                     A percent of premium which varies by your state and municipality of
Premium Payments                                                residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge      When you surrender your policy during     Maximum Charge: Up to 110% of your scheduled premium.
                      the first nine policy years.
                      If your policy lapses.
Face Amount Increase  For each unscheduled increase in Face     Maximum Charge: $100.
Fee                   Amount.
Transfer Fees         When you make a transfer after the first  Maximum Charge: $25 per transfer.*
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $50 per withdrawal.

(1) In Policy Years 2-10, the maximum Front-end Sales load is 11% and in Policy Years 11+, the maximum Front-end Sales load is 3%.

*   Not currently being assessed.

6

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.031 per $1,000 of the net amount at risk for a 9-year-old female non-nicotine with a Guarantee Period of 10 policy years.
                                                                Maximum Charge
                                                                $3.31142 per $1,000 of the net amount at risk for an 80-year-old male nicotine with a Guarantee Period of 1 policy year.
                                                                Charge for a representative insured
                                                                $0.115 per $1,000 of the net amount at risk for a 45-year-old male non-nicotine with a Guarantee Period of 10 policy years.
Mortality and         Monthly.                                  Minimum Charge
Expense Risk Charge                                             0.60% (annualized) of the Account Value if a 10 policy year
(1)                                                             Guarantee Period is elected
                                                                Maximum Charge
                                                                1.40% (annualized) of the Account Value if a 1 policy year Guarantee
                                                                Period is elected
                                                                Charge for a representative insured
                                                                0.60% (annualized) of the Account Value with a 10 policy year
                                                                Guarantee Period election
Issue Charge (1)      Monthly.                                  Minimum Charge
                                                                $0.20 per $1,000 of the Initial Face Amount (not to exceed $37.50)
                                                                for any insured age 0.
                                                                Maximum Charge
                                                                $0.85 per $1,000 of the Initial Face Amount (not to exceed $54.17)
                                                                for any insured age 80.
                                                                Charge for a representative insured
                                                                $0.50 per $1,000 of the Initial Face Amount (not to exceed $53.33)
                                                                for a 45-year-old male non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $8.33 during the Guarantee Period
Charge                                                          $12.00 after the Guarantee Period
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 4% (2)
                      policy.
Maturity Date         Monthly.                                  Maximum Charge: No Charge.
Extension Rider
Deduction Amount      Monthly.                                  Minimum Charge:
Waiver Rider (1)                                                6.9% of the monthly deduction amount for a 10-year-old male.
                                                                Maximum Charge:
                                                                33.3% of the monthly deduction amount for a 55-year-old female.
                                                                Charge for a representative insured:
                                                                9.0% of the monthly deduction amount for a 45-year-old male.
Accidental Death      Monthly.                                  Minimum Charge:
Benefit Rider (1)                                               0.083 per $1,000 of the Accidental Death Benefit Amount for a
                                                                10-year-old.
                                                                Maximum Charge:
                                                                0.18 per $1,000 of the Accidental Death Benefit Amount for a
                                                                60-year-old.
                                                                Charge for a representative insured:
                                                                0.110 per $1,000 of the Accidental Death Benefit Amount for a
                                                                45-year-old.
Waiver of Scheduled   Each time you elect to waive the          Maximum Charge
Premium Option Rider  scheduled premium.                        11% of the waived scheduled Premiums. There is no charge to add the rider to your policy

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) Loan Accounts are credited with interest at an annual rate of 2% for the first ten policy years. Thereafter, the rate will be 3%. Preferred Loan Accounts are credited with interest at an annual rate of 4%.

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                         ANNUAL FUND OPERATING EXPENSES

Each Subaccount purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2008.



                                                                  MINIMUM           MAXIMUM
------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.32%            2.12%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution,
and/or service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2008. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.




                                                             DISTRIBUTION
                                                                AND/OR                             ACQUIRED FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES*            EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --        0.610%                N/A             0.300%             0.010%
  Series I
 AIM V.I. Capital Development Fund --         0.750%                N/A             0.360%             0.010%
  Series I
 AIM V.I. Core Equity Fund --Series I         0.610%                N/A             0.290%             0.010%
 AIM V.I. International Growth Fund --        0.710%                N/A             0.350%             0.020%
  Series I
 AIM V.I. Mid Cap Core Equity Fund --         0.720%                N/A             0.320%             0.030%
  Series I
 AIM V.I. PowerShares ETF Allocation          0.670%                N/A             0.890%             0.560%
  Fund -- Series I
 AIM V.I. Small Cap Equity Fund --            0.750%                N/A             0.340%             0.010%
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International          0.750%             0.250%             0.230%                N/A
  Growth Portfolio --Class B
 AllianceBernstein VPS International          0.740%             0.250%             0.070%                N/A
  Value Portfolio --Class B
 AllianceBernstein VPS Small/Mid Cap          0.750%             0.250%             0.110%                N/A
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund         0.310%             0.250%             0.010%                N/A
  -- Class 2
 American Funds Blue Chip Income and          0.420%             0.250%             0.010%                N/A
  Growth Fund -- Class 2

                                                              CONTRACTUAL                NET
                                                              FEE WAIVER                TOTAL
                                          TOTAL ANNUAL          AND/OR                  ANNUAL
                                            OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  ----------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --        0.920%                N/A             0.920%  (1)(2)(4)
  Series I
 AIM V.I. Capital Development Fund --         1.120%             0.010%             1.110%  (1)(2)(3)(4)(5)
  Series I
 AIM V.I. Core Equity Fund --Series I         0.910%             0.010%             0.900%  (1)(2)(4)(5)
 AIM V.I. International Growth Fund --        1.080%             0.010%             1.070%  (1)(2)(4)(5)
  Series I
 AIM V.I. Mid Cap Core Equity Fund --         1.070%             0.030%             1.040%  (1)(2)(4)(5)
  Series I
 AIM V.I. PowerShares ETF Allocation          2.120%             1.380%             0.740%  (1)(2)(5)(6)
  Fund -- Series I
 AIM V.I. Small Cap Equity Fund --            1.100%                N/A             1.100%  (1)(2)(7)
  Series I
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International          1.230%                N/A             1.230%
  Growth Portfolio --Class B
 AllianceBernstein VPS International          1.060%                N/A             1.060%
  Value Portfolio --Class B
 AllianceBernstein VPS Small/Mid Cap          1.110%                N/A             1.110%
  Value Portfolio -- Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund         0.570%                N/A             0.570%  (8)
  -- Class 2
 American Funds Blue Chip Income and          0.680%                N/A             0.680%  (8)
  Growth Fund -- Class 2

8

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

                                                             DISTRIBUTION
                                                                AND/OR                             ACQUIRED FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES*            EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 American Funds Bond Fund --Class 2           0.390%             0.250%             0.010%                N/A
 American Funds Global Growth Fund --         0.530%             0.250%             0.020%                N/A
  Class 2
 American Funds Global Small                  0.710%             0.250%             0.030%                N/A
  Capitalization Fund -- Class 2
 American Funds Growth Fund --Class 2         0.320%             0.250%             0.010%                N/A
 American Funds Growth-Income Fund --         0.270%             0.250%             0.010%                N/A
  Class 2
 American Funds International Fund --         0.490%             0.250%             0.030%                N/A
  Class 2
 American Funds New World Fund --             0.760%             0.250%             0.050%                N/A
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Asset Manager Portfolio         0.510%                N/A             0.120%                N/A
  -- Initial Class
 Fidelity VIP Contrafund(R) Portfolio         0.560%             0.250%             0.100%                N/A
  -- Service Class 2
 Fidelity VIP Equity-Income Portfolio         0.460%                N/A             0.110%                N/A
  -- Initial Class
 Fidelity VIP Equity-Income Portfolio         0.460%             0.250%             0.110%                N/A
  -- Service Class 2
 Fidelity VIP Freedom 2010 Portfolio             N/A             0.250%                N/A             0.560%
  -- Service Class 2
 Fidelity VIP Freedom 2020 Portfolio             N/A             0.250%                N/A             0.630%
  -- Service Class 2
 Fidelity VIP Freedom 2030 Portfolio             N/A             0.250%                N/A             0.670%
  -- Service Class 2
 Fidelity VIP Mid Cap Portfolio --            0.560%             0.250%             0.120%                N/A
  Service Class 2
 Fidelity VIP Overseas Portfolio --           0.710%                N/A             0.160%                N/A
  Initial Class
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --           0.450%             0.250%             0.020%                N/A
  Class 2
 Franklin Small Cap Value Securities          0.520%             0.250%             0.160%             0.010%
  Fund -- Class 2
 Franklin Strategic Income Securities         0.370%                N/A             0.250%             0.010%
  Fund -- Class 1
 Mutual Global Discovery Securities           0.800%             0.250%             0.180%                N/A
  Fund -- Class 2
 Mutual Shares Securities Fund --             0.600%             0.250%             0.130%                N/A
  Class 2
 Templeton Global Bond Securities Fund        0.470%             0.250%             0.110%                N/A
  -- Class 2
 Templeton Growth Securities Fund --          0.740%             0.250%             0.040%                N/A
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS            0.610%                N/A             0.030%                N/A
  Fund -- Class IA
 Hartford LargeCap Growth HLS Fund --         0.650%                N/A             0.010%                N/A
  Class IA**

                                                              CONTRACTUAL                NET
                                                              FEE WAIVER                TOTAL
                                          TOTAL ANNUAL          AND/OR                  ANNUAL
                                            OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  ----------------------------------------------------------------
 American Funds Bond Fund --Class 2           0.650%                N/A             0.650%  (8)
 American Funds Global Growth Fund --         0.800%                N/A             0.800%  (8)
  Class 2
 American Funds Global Small                  0.990%                N/A             0.990%  (8)
  Capitalization Fund -- Class 2
 American Funds Growth Fund --Class 2         0.580%                N/A             0.580%  (8)
 American Funds Growth-Income Fund --         0.530%                N/A             0.530%  (8)
  Class 2
 American Funds International Fund --         0.770%                N/A             0.770%  (8)
  Class 2
 American Funds New World Fund --             1.060%                N/A             1.060%  (8)
  Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Asset Manager Portfolio         0.630%                N/A             0.630%
  -- Initial Class
 Fidelity VIP Contrafund(R) Portfolio         0.910%                N/A             0.910%  (9)
  -- Service Class 2
 Fidelity VIP Equity-Income Portfolio         0.570%                N/A             0.570%
  -- Initial Class
 Fidelity VIP Equity-Income Portfolio         0.820%                N/A             0.820%
  -- Service Class 2
 Fidelity VIP Freedom 2010 Portfolio             N/A                N/A             0.810%  (10)(11)
  -- Service Class 2
 Fidelity VIP Freedom 2020 Portfolio             N/A                N/A             0.880%  (10)(11)
  -- Service Class 2
 Fidelity VIP Freedom 2030 Portfolio             N/A                N/A             0.920%  (10)(11)
  -- Service Class 2
 Fidelity VIP Mid Cap Portfolio --            0.930%                N/A             0.930%  (9)
  Service Class 2
 Fidelity VIP Overseas Portfolio --           0.870%                N/A             0.870%  (9)
  Initial Class
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --           0.720%                N/A             0.720%  (12)
  Class 2
 Franklin Small Cap Value Securities          0.940%                N/A             0.940%  (13)
  Fund -- Class 2
 Franklin Strategic Income Securities         0.630%                N/A             0.630%  (13)
  Fund -- Class 1
 Mutual Global Discovery Securities           1.230%                N/A             1.230%  (14)
  Fund -- Class 2
 Mutual Shares Securities Fund --             0.980%                N/A             0.980%
  Class 2
 Templeton Global Bond Securities Fund        0.830%                N/A             0.830%  (15)
  -- Class 2
 Templeton Growth Securities Fund --          1.030%                N/A             1.030%  (12)
  Class 2
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS            0.640%                N/A             0.640%
  Fund -- Class IA
 Hartford LargeCap Growth HLS Fund --         0.660%                N/A             0.660%
  Class IA**

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

                                                             DISTRIBUTION
                                                                AND/OR                             ACQUIRED FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES*            EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 Hartford U.S. Government Securities          0.450%                N/A             0.010%                N/A
  HLS Fund -- Class IA
 Hartford Value Opportunities HLS Fund        0.620%                N/A             0.020%                N/A
  -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.600%                N/A             0.030%                N/A
 Hartford Capital Appreciation HLS            0.630%                N/A             0.040%                N/A
  Fund -- Class IA
 Hartford Disciplined Equity HLS Fund         0.680%                N/A             0.030%                N/A
  -- Class IA
 Hartford Dividend and Growth HLS Fund        0.640%                N/A             0.030%                N/A
  -- Class IA
 Hartford Global Advisers HLS Fund --         0.760%                N/A             0.050%                N/A
  Class IA
 Hartford Global Equity HLS Fund --           0.950%                N/A             0.070%                N/A
  Class IA
 Hartford Global Growth HLS Fund --           0.710%                N/A             0.040%                N/A
  Class IA
 Hartford Index HLS Fund -- Class IA          0.300%                N/A             0.020%                N/A
 Hartford International Opportunities         0.670%                N/A             0.040%                N/A
  HLS Fund -- Class IA
 Hartford International Small Company         0.840%                N/A             0.050%                N/A
  HLS Fund -- Class IA
 Hartford MidCap HLS Fund --Class IA          0.660%                N/A             0.030%                N/A
 Hartford MidCap Value HLS Fund --            0.780%                N/A             0.030%                N/A
  Class IA
 Hartford Money Market HLS Fund --            0.400%                N/A             0.040%                N/A
  Class IA
 Hartford Small Company HLS Fund --           0.680%                N/A             0.030%                N/A
  Class IA
 Hartford Stock HLS Fund -- Class IA          0.460%                N/A             0.030%                N/A
 Hartford Total Return Bond HLS Fund          0.460%                N/A             0.030%                N/A
  -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio        0.750%                N/A             0.540%                N/A
  -- Class VC
 Lord Abbett Bond-Debenture Portfolio         0.500%                N/A             0.440%                N/A
  -- Class VC
 Lord Abbett Growth and Income                0.480%                N/A             0.420%                N/A
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --             0.750%                N/A             0.090%                N/A
  Initial Class
 MFS(R) New Discovery Series --               0.900%                N/A             0.110%                N/A
  Initial Class
 MFS(R) Total Return Series --Initial         0.740%                N/A             0.070%                N/A
  Class
 MFS(R) Value Series -- Initial Class         0.750%                N/A             0.090%                N/A

                                                              CONTRACTUAL                NET
                                                              FEE WAIVER                TOTAL
                                          TOTAL ANNUAL          AND/OR                  ANNUAL
                                            OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  ----------------------------------------------------------------
 Hartford U.S. Government Securities          0.460%                N/A             0.460%
  HLS Fund -- Class IA
 Hartford Value Opportunities HLS Fund        0.640%                N/A             0.640%
  -- Class IA
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --Class IA        0.630%                N/A             0.630%
 Hartford Capital Appreciation HLS            0.670%                N/A             0.670%
  Fund -- Class IA
 Hartford Disciplined Equity HLS Fund         0.710%                N/A             0.710%
  -- Class IA
 Hartford Dividend and Growth HLS Fund        0.670%                N/A             0.670%
  -- Class IA
 Hartford Global Advisers HLS Fund --         0.810%                N/A             0.810%
  Class IA
 Hartford Global Equity HLS Fund --           1.020%             0.100%             0.920%  (16)
  Class IA
 Hartford Global Growth HLS Fund --           0.750%                N/A             0.750%
  Class IA
 Hartford Index HLS Fund -- Class IA          0.320%                N/A             0.320%
 Hartford International Opportunities         0.710%                N/A             0.710%
  HLS Fund -- Class IA
 Hartford International Small Company         0.890%                N/A             0.890%
  HLS Fund -- Class IA
 Hartford MidCap HLS Fund --Class IA          0.690%                N/A             0.690%
 Hartford MidCap Value HLS Fund --            0.810%                N/A             0.810%
  Class IA
 Hartford Money Market HLS Fund --            0.440%                N/A             0.440%
  Class IA
 Hartford Small Company HLS Fund --           0.710%                N/A             0.710%
  Class IA
 Hartford Stock HLS Fund -- Class IA          0.490%                N/A             0.490%
 Hartford Total Return Bond HLS Fund          0.490%                N/A             0.490%
  -- Class IA
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio        1.290%                N/A             1.290%  (17)(18)
  -- Class VC
 Lord Abbett Bond-Debenture Portfolio         0.940%                N/A             0.940%  (17)(19)
  -- Class VC
 Lord Abbett Growth and Income                0.900%                N/A             0.900%  (17)
  Portfolio -- Class VC
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --             0.840%                N/A             0.840%  (20)
  Initial Class
 MFS(R) New Discovery Series --               1.010%                N/A             1.010%  (20)
  Initial Class
 MFS(R) Total Return Series --Initial         0.810%                N/A             0.810%
  Class
 MFS(R) Value Series -- Initial Class         0.840%                N/A             0.840%  (20)

10

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

                                                             DISTRIBUTION
                                                                AND/OR                             ACQUIRED FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES*            EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation             0.650%             0.250%             0.010%                N/A
  Fund/VA -- Service Shares
 Oppenheimer Global Securities Fund/VA        0.630%             0.250%             0.020%                N/A
  -- Service Shares
 Oppenheimer Main Street Fund(R) /VA          0.640%             0.250%             0.020%                N/A
  -- Service Shares
 Oppenheimer Main Street Small Cap            0.700%             0.250%             0.040%                N/A
  Fund(R) /VA -- Service Shares
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund         0.650%             0.250%             0.500%             0.010%
  -- Class IB
 Putnam VT Diversified Income Fund --         0.700%                N/A             0.170%             0.010%
  Class IA
 Putnam VT Diversified Income Fund --         0.700%             0.250%             0.170%             0.010%
  Class IB
 Putnam VT Equity Income Fund --Class         0.650%                N/A             0.130%             0.020%
  IA
 Putnam VT Equity Income Fund --Class         0.650%             0.250%             0.130%             0.020%
  IB
 Putnam VT Global Asset Allocation            0.700%                N/A             0.220%             0.010%
  Fund -- Class IA
 Putnam VT Global Equity Fund --Class         0.800%                N/A             0.130%                N/A
  IA
 Putnam VT Global Health Care Fund --         0.700%                N/A             0.160%             0.010%
  Class IA
 Putnam VT Global Utilities Fund - -          0.700%                N/A             0.120%                N/A
  Class IA
 Putnam VT Growth and Income Fund --          0.530%                N/A             0.070%                N/A
  Class IA
 Putnam VT High Yield Fund --Class IA         0.700%                N/A             0.120%             0.010%
 Putnam VT Income Fund -- Class IA            0.640%                N/A             0.110%             0.010%
 Putnam VT International Equity Fund          0.750%                N/A             0.120%             0.010%
  -- Class IA
 Putnam VT International Growth and           0.800%                N/A             0.130%                N/A
  Income Fund -- Class IA
 Putnam VT International New                  1.000%                N/A             0.180%                N/A
  Opportunities Fund -- Class IA
 Putnam VT Investors Fund -- Class IA         0.650%                N/A             0.120%                N/A
 Putnam VT Money Market Fund --Class          0.450%                N/A             0.100%                N/A
  IA
 Putnam VT New Opportunities Fund --          0.670%                N/A             0.090%                N/A
  Class IA
 Putnam VT Small Cap Value Fund --            0.800%             0.250%             0.120%             0.080%
  Class IB
 Putnam VT The George Putnam Fund of          0.650%                N/A             0.160%             0.020%
  Boston -- Class IA
 Putnam VT Vista Fund -- Class IA             0.650%                N/A             0.150%             0.010%

                                                              CONTRACTUAL                NET
                                                              FEE WAIVER                TOTAL
                                          TOTAL ANNUAL          AND/OR                  ANNUAL
                                            OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  ----------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation             0.910%                N/A             0.910%  (21)
  Fund/VA -- Service Shares
 Oppenheimer Global Securities Fund/VA        0.900%                N/A             0.900%  (21)
  -- Service Shares
 Oppenheimer Main Street Fund(R) /VA          0.910%                N/A             0.910%  (21)
  -- Service Shares
 Oppenheimer Main Street Small Cap            0.990%                N/A             0.990%  (21)
  Fund(R) /VA -- Service Shares
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund         1.410%                N/A             1.410%  (22)(25)
  -- Class IB
 Putnam VT Diversified Income Fund --         0.880%                N/A             0.880%  (22)(25)
  Class IA
 Putnam VT Diversified Income Fund --         1.130%                N/A             1.130%  (22)(25)
  Class IB
 Putnam VT Equity Income Fund --Class         0.800%                N/A             0.800%  (25)
  IA
 Putnam VT Equity Income Fund --Class         1.050%                N/A             1.050%  (25)
  IB
 Putnam VT Global Asset Allocation            0.930%                N/A             0.930%  (22)(25)
  Fund -- Class IA
 Putnam VT Global Equity Fund --Class         0.930%                N/A             0.930%  (22)(24)
  IA
 Putnam VT Global Health Care Fund --         0.870%                N/A             0.870%  (23)(25)
  Class IA
 Putnam VT Global Utilities Fund - -          0.820%                N/A             0.820%  (22)(24)
  Class IA
 Putnam VT Growth and Income Fund --          0.600%                N/A             0.600%  (24)
  Class IA
 Putnam VT High Yield Fund --Class IA         0.830%                N/A             0.830%  (22)(25)
 Putnam VT Income Fund -- Class IA            0.760%                N/A             0.760%  (22)(25)
 Putnam VT International Equity Fund          0.880%                N/A             0.880%  (25)
  -- Class IA
 Putnam VT International Growth and           0.930%                N/A             0.930%  (24)
  Income Fund -- Class IA
 Putnam VT International New                  1.180%                N/A             1.180%  (22)(24)
  Opportunities Fund -- Class IA
 Putnam VT Investors Fund -- Class IA         0.770%                N/A             0.770%  (24)
 Putnam VT Money Market Fund --Class          0.550%                N/A             0.550%  (22)(23)(24)
  IA
 Putnam VT New Opportunities Fund --          0.760%                N/A             0.760%  (24)
  Class IA
 Putnam VT Small Cap Value Fund --            1.250%                N/A             1.250%  (25)
  Class IB
 Putnam VT The George Putnam Fund of          0.830%                N/A             0.830%  (22)(25)
  Boston -- Class IA
 Putnam VT Vista Fund -- Class IA             0.810%                N/A             0.810%  (25)

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

                                                             DISTRIBUTION
                                                                AND/OR                             ACQUIRED FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                               FEE               FEES*            EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund -- Class IA           0.640%                N/A             0.080%             0.010%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth             0.750%             0.350%             0.310%                N/A
  Portfolio -- Class II
 Van Kampen -- UIF U.S. Mid Cap Value         0.720%             0.350%             0.290%             0.010%
  Portfolio -- Class II
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --         0.560%             0.250%             0.040%                N/A
  Class II

                                                              CONTRACTUAL                NET
                                                              FEE WAIVER                TOTAL
                                          TOTAL ANNUAL          AND/OR                  ANNUAL
                                            OPERATING           EXPENSE               OPERATING
UNDERLYING FUND:                            EXPENSES         REIMBURSEMENT             EXPENSES
--------------------------------------  ----------------------------------------------------------------
 Putnam VT Voyager Fund -- Class IA           0.730%                N/A             0.730%  (25)
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF Mid Cap Growth             1.410%                N/A             1.410%  (26)
  Portfolio -- Class II
 Van Kampen -- UIF U.S. Mid Cap Value         1.370%                N/A             1.370%  (26)(27)
  Portfolio -- Class II
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --         0.850%                N/A             0.850%
  Class II



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** The Hartford LargeCap Growth HLS Fund will be available to investors on and after October 2, 2009.



NOTES



(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.



(2) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(3) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(4) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets.



(5) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.



(6) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.18% of average daily net assets.



(7) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.15% of average daily net assets.



(8) The Series investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. Management fees and total expenses in the table do not reflect any waivers. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the prospectus and annual report.



       * May 1, 2006 in the case of Global Growth and Income Fund and October 4, 2006 in the case of Global Bond Fund.



(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of un-invested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund Portfolio Initial Class - 0.65%; Fidelity VIP Contrafund Portfolio Service Class 2 - 0.90%; Fidelity VIP Growth Portfolio Initial Class - 0.67%; Fidelity VIP Growth Portfolio Service Class 2 - 0.92%; Fidelity VIP Mid Cap Portfolio Service Class 2 - 0.92%; Fidelity Overseas Portfolio Initial Class - 0.84%. These offsets may be discontinued at any time.



(10) Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.



(11) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class and Service Class 2, respectively.



(12) The Fund administration fee is paid indirectly through the management fee.



(13) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.



(14) The Fund's name changed from Mutual Discovery Securities Fund effective as of May 1, 2009.

12

-------------------------------------------------------------------------------


(15) The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.



(16) Effective August 25, 2008 HL Advisors contractually agreed to waive a portion of its management fees until May 1, 2010. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.85% and the total annual operating expenses are 0.92%.



(17) Based on management fees incurred during the Fund's most recently completed fiscal year. Under the Fund's management agreement with Lord, Abbett & Co., LLC, management fees may vary depending on the level of the Fund's average daily net assets.



(18) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.40% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 1.15%.



(19) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.37% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 0.87%.



(20) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Total Operating Expenses" would be lower.



(21) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2008, the transfer agent fees did not exceed the expense limitation described above. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.



(22) Putnam Management has agreed to waive fees and reimburse expenses of the funds through December 31, 2009 to the extent necessary to ensure that the funds expenses do not exceed the simple average of the expenses for the funds Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the funds expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts: Putnam VT American Government Income Fund - 0.20%; Putnam VT Capital Opportunities Fund - 0.17%; Putnam VT Diversified Income Fund - 0.12%; Putnam VT The George Putnam Fund of Boston - 0.04%; Putnam VT Global Asset Allocation Fund - 0.14%; Putnam VT Global Equity Fund - 0.05%; Putnam VT Global Utilities Fund - 0.01%; Putnam VT Growth Opportunities Fund - 0.39%; Putnam VT High Yield Fund - 0.10%; Putnam VT Income Fund - 0.17%; Putnam VT International New Opportunities Fund - 0.08%; Putnam VT Mid Cap Value Fund - 0.09%; Putnam VT Money Market Fund - 0.06%; Putnam VT Research Fund - 0.07%



(23) In order to further limit expenses, Putnam Management had agreed to waive fees and reimburse expenses of the funds through June 30, 2008 to the extent necessary to ensure that the funds pay total fund operating expenses at an annual rate that does not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the applicable fund. For these purposes, total fund operating expenses of both the applicable fund and the Lipper custom group average are calculated without giving effect to 12b-1 fees or any expense offset and brokerage service arrangements that may reduce fund expenses. The expense limitation that resulted in the greater reduction in expenses of the funds at the end of each applicable period for each applicable fund was applied to such fund for that period. During the year ended December 31, 2008 this limitation decreased expenses by the following additional amounts for: Putnam VT Global Health Care Fund - 0.03%; Putnam VT Money Market Fund
     - 0.02%.



(24) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.



(25) "Total Annual Fund Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses



(26) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.



(27) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Funds Fees & Expenses " in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2008. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees & Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Portfolio's prospectus.

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.


THE COMPANY


HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I -- established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.


The underlying Funds may not be available in all states.


You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


Below is a table that lists the underlying Funds in which the Sub-Accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION FUND --   Growth of capital                            Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND --    Long-term capital growth                     Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. CORE EQUITY FUND -- SERIES I   Growth of capital                            Invesco Aim Advisors, Inc.
                                                                                      Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND --   Long-term growth of capital                  Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND --    Long-term capital growth                     Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.
 AIM V.I. POWERSHARES ETF ALLOCATION     To provide total return consistent with a    Invesco Aim Advisors, Inc.
  FUND -- SERIES I                       moderate level of risk relative to the       Sub-adviser: Advisory entities affiliated
                                         broad stock market.                          with Invesco Aim Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND --       Long-term capital growth                     Invesco Aim Advisors, Inc.
  SERIES I                                                                            Sub-adviser: Advisory entities affiliated
                                                                                      with Invesco Aim Advisors, Inc.

14

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term capital growth                     AllianceBernstein L.P.
  GROWTH PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL     Long-term capital growth                     AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP     Long-term capital growth                     AllianceBernstein L.P.
  VALUE PORTFOLIO -- CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND    High total return, including income and      Capital Research and Management Company
  -- CLASS 2                             capital gains, consistent with the
                                         preservation of capital over the long term
                                         by investing in a diversified portfolio of
                                         common stocks and other equity securities,
                                         bonds and other intermediate and long-term
                                         debt securities and money market
                                         instruments (debt securities maturing in
                                         one year or less).
 AMERICAN FUNDS BLUE CHIP INCOME AND     Produce income exceeding the average yield   Capital Research and Management Company
  GROWTH FUND -- CLASS 2                 on U.S. stocks generally (as represented by
                                         the average yield on the Standard & Poor's
                                         500 Composite Index) and to provide an
                                         opportunity for growth of principal
                                         consistent with sound common stock
                                         investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2     Seeks to maximize current income and         Capital Research and Management Company
                                         preservation of capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located around the
                                         world.
 AMERICAN FUNDS GLOBAL SMALL             Seeks to make your investment grow over      Capital Research and Management Company
  CAPITALIZATION FUND -- CLASS 2         time by investing primarily in stocks of
                                         smaller companies located around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2   Seeks to make your investment grow by        Capital Research and Management Company
                                         investing primarily in common stocks of
                                         companies that appear to offer superior
                                         opportunities for growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND --    Seeks to make your investment grow and       Capital Research and Management Company
  CLASS 2                                provide you with income over time by
                                         investing primarily in common stocks or
                                         other securities that demonstrate the
                                         potential for appreciation and/or
                                         dividends.
 AMERICAN FUNDS INTERNATIONAL FUND --    Seeks to make your investment grow over      Capital Research and Management Company
  CLASS 2                                time by investing primarily in common
                                         stocks of companies located outside the
                                         United States.

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS NEW WORLD FUND -- CLASS  Seeks to make your investment grow over      Capital Research and Management Company
  2                                      time by investing primarily in stocks of
                                         companies with significant exposure to
                                         countries with developing economies and/or
                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 FIDELITY VIP ASSET MANAGER PORTFOLIO    Seeks to obtain high total return with       Fidelity Management & Research Company
  -- INITIAL CLASS +                     reduced risk over the long term by           Sub-advised by FMR Co., Inc. and other
                                         allocating its assets among stocks, bonds,   Fidelity affiliates
                                         and short-term instruments.
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO    Seeks long-term capital appreciation         Fidelity Management & Research Company
  -- SERVICE CLASS 2                                                                  Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  -- INITIAL CLASS                       consider potential for capital               Sub-advised by FMR Co., Inc. and other
                                         appreciation.                                Fidelity affiliates
 FIDELITY VIP EQUITY-INCOME PORTFOLIO    Seeks reasonable income. Fund will also      Fidelity Management & Research Company
  -- SERVICE CLASS 2                     consider potential for capital               Sub-advised by FMR Co., Inc. and other
                                         appreciation.                                Fidelity affiliates
 FIDELITY VIP FREEDOM 2010 PORTFOLIO --  Seeks high total return with a secondary     Strategic Advisers, Inc.
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY VIP FREEDOM 2020 PORTFOLIO --  Seeks high total return with a secondary     Strategic Advisers, Inc.
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY VIP FREEDOM 2030 PORTFOLIO --  Seeks high total return with a secondary     Strategic Advisers, Inc.
  SERVICE CLASS 2                        objective of principal preservation as the
                                         fund approaches its target date and beyond
 FIDELITY VIP MID CAP PORTFOLIO --       Long-term capital growth                     Fidelity Management & Research Company
  SERVICE CLASS 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 FIDELITY VIP OVERSEAS PORTFOLIO --      Seeks long-term growth of capital            Fidelity Management & Research Company
  INITIAL CLASS +                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND --      Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  CLASS 2                                prospects for capital appreaciation
 FRANKLIN SMALL CAP VALUE SECURITIES     Seeks long-term total return                 Franklin Advisory Services, LLC
  FUND -- CLASS 2
 FRANKLIN STRATEGIC INCOME SECURITIES    Seeks a high level of current income, with   Franklin Advisers, Inc.
  FUND -- CLASS 1                        capital appreciation over the long term as
                                         a secondary goal

16

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MUTUAL GLOBAL DISCOVERY SECURITIES      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  FUND -- CLASS 2 (1)                                                                 Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS  Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  2                                      secondary goal
 TEMPLETON GLOBAL BOND SECURITIES FUND   Seeks high current income, consistent with   Franklin Advisers, Inc.
  -- CLASS 2 (2)                         preservation of capital, with capital
                                         appreciation as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND --     Seeks long-term capital growth               Templeton Global Advisors Limited
  CLASS 2                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         Hartford Investment Financial Services,
  -- CLASS IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD LARGECAP GROWTH HLS FUND --    Long-term growth of capital                  Hartford Investment Financial Services,
  CLASS IA**                                                                          LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD U.S. GOVERNMENT SECURITIES     Maximize total return with a high level of   Hartford Investment Financial Services,
  HLS FUND -- CLASS IA                   current income consistent with prudent       LLC.
                                         investment risk                              Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         Hartford Investment Financial Services,
  -- CLASS IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            Hartford Investment Financial Services,
  -- CLASS IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            Hartford Investment Financial Services,
  -- CLASS IA                                                                         LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      Hartford Investment Financial Services,
  -- CLASS IA                            with growth of capital                       LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND --    Maximum long-term total rate of return       Hartford Investment Financial Services,
  CLASS IA +                                                                          LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL EQUITY HLS FUND --      Seeks long term capital appreciation         Hartford Investment Financial Services,
  CLASS IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL GROWTH HLS FUND --      Growth of capital                            Hartford Investment Financial Services,
  CLASS IA (3)                                                                        LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    Hartford Investment Financial Services,
                                         approximate the price and yield performance  LLC.
                                         of publicly traded common stocks in the      Sub-advised by Hartford Investment
                                         aggregate                                    Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term capital growth                     Hartford Investment Financial Services,
  HLS FUND -- CLASS IA                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Seeks capital appreciation                   Hartford Investment Financial Services,
  HLS FUND -- CLASS IA                                                                LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP HLS FUND -- CLASS IA    Long-term capital growth                     Hartford Investment Financial Services,
  ++                                                                                  LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MIDCAP VALUE HLS FUND --       Seeks long-term capital appreciation         Hartford Investment Financial Services,
  CLASS IA +++                                                                        LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       Hartford Investment Financial Services,
  CLASS IA                               liquidity and preservation of capital        LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD SMALL COMPANY HLS FUND --      Growth of capital                            Hartford Investment Financial Services,
  CLASS IA                                                                            LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  Hartford Investment Financial Services,
                                                                                      LLC.
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   Hartford Investment Financial Services,
  CLASS IA                               secondary objective                          LLC.
                                                                                      Sub-advised by Hartford Investment
                                                                                      Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO   Current income and capital appreciation      Lord, Abbett & Co. LLC
  -- CLASS VC
 LORD ABBETT BOND-DEBENTURE PORTFOLIO    High current income and capital              Lord, Abbett & Co. LLC
  -- CLASS VC                            appreciation to produce the opportunity for
                                         a high total return
 LORD ABBETT GROWTH AND INCOME           Long-term growth of capital and income       Lord, Abbett & Co. LLC
  PORTFOLIO -- CLASS VC                  without excessive fluctuations in market
                                         value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES --        Seeks capital appreciation                   MFS Investment Management
  INITIAL CLASS

18

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) NEW DISCOVERY SERIES -- INITIAL  Seeks capital appreciation                   MFS Investment Management
  CLASS
 MFS(R) TOTAL RETURN SERIES -- INITIAL   Seeks total return                           MFS Investment Management
  CLASS
 MFS(R) VALUE SERIES -- INITIAL CLASS    Seeks capital appreciation                   MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION        Seeks to achieve capital appreciation by     OppenheimerFunds, Inc.
  FUND/VA -- SERVICE SHARES              investing in securities of well-known
                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA   Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
  -- SERVICE SHARES                      investing a substantial portion of its
                                         assets in securities of foreign issuers,
                                         "growth-type" companies, cyclical
                                         industries and special situations which are
                                         considered to have appreciation
                                         possibilities.
 OPPENHEIMER MAIN STREET FUND(R)/VA --   Seeks a high total return (which includes    OppenheimerFunds, Inc.
  SERVICE SHARES                         growth in the value of its shares as well
                                         as current income) from equity and debt
                                         securities. From time to time the Fund may
                                         focus on small to medium capitalization
                                         common stocks, bonds and convertible
                                         securities.
 OPPENHEIMER MAIN STREET SMALL CAP       The Fund seeks capital appreciation from     OppenheimerFunds, Inc.
  FUND(R)/VA -- SERVICE SHARES           investing mainly in small company stocks.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND    Long-term capital growth                     Putnam Investment Management, LLC
  -- CLASS IB
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IA +                             Management believes is consistent with
                                         preservation of capital
 PUTNAM VT DIVERSIFIED INCOME FUND --    As high a level of current income as Putnam  Putnam Investment Management, LLC
  CLASS IB                               Management believes is consistent with
                                         preservation of capital
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IA +
 PUTNAM VT EQUITY INCOME FUND -- CLASS   Capital growth and current income            Putnam Investment Management, LLC
  IB
 PUTNAM VT GLOBAL ASSET ALLOCATION FUND  High level of long-term total return         Putnam Investment Management, LLC Putnam
  -- CLASS IA +                          consistent with preservation of capital      Advisory Company, LLC
 PUTNAM VT GLOBAL EQUITY FUND -- CLASS   Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  IA                                                                                  Advisory Company, LLC
 PUTNAM VT GLOBAL HEALTH CARE FUND --    Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  CLASS IA (4) +                                                                      Advisory Company, LLC
 PUTNAM VT GLOBAL UTILITIES FUND --      Capital growth and current income            Putnam Investment Management, LLC Putnam
  CLASS IA (5) +                                                                      Advisory Company, LLC
 PUTNAM VT GROWTH AND INCOME FUND --     Capital growth and current income            Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT HIGH YIELD FUND -- CLASS IA   High current income. Capital growth is a     Putnam Investment Management, LLC
                                         secondary goal when consistent with
                                         achieving high current income

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND -- CLASS IA       High current income consistent with what     Putnam Investment Management, LLC
                                         Putnam Management believes to be prudent
                                         risk
 PUTNAM VT INTERNATIONAL EQUITY FUND --  Seeks capital appreciation                   Putnam Investment Management, LLC Putnam
  CLASS IA                                                                            Advisory Company, LLC
 PUTNAM VT INTERNATIONAL GROWTH AND      Capital growth. Current income is a          Putnam Investment Management, LLC Putnam
  INCOME FUND -- CLASS IA +              secondary objective                          Advisory Company, LLC
 PUTNAM VT INTERNATIONAL NEW             Seeks long-term capital appreciation         Putnam Investment Management, LLC Putnam
  OPPORTUNITIES FUND -- CLASS IA +                                                    Advisory Company, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IA +  Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 PUTNAM VT MONEY MARKET FUND -- CLASS    As high a rate of current income as Putnam   Putnam Investment Management, LLC
  IA +                                   Management believes is consistent with
                                         preservation of capital and maintenance of
                                         liquidity
 PUTNAM VT NEW OPPORTUNITIES FUND --     Seeks long-term capital appreciation         Putnam Investment Management, LLC
  CLASS IA
 PUTNAM VT SMALL CAP VALUE FUND --       Seeks capital appreciation                   Putnam Investment Management, LLC
  CLASS IB
 PUTNAM VT THE GEORGE PUTNAM FUND OF     A balanced investment composed of a well     Putnam Investment Management, LLC
  BOSTON -- CLASS IA +                   diversified portfolio of stocks and bonds
                                         which provide both capital growth and
                                         current income
 PUTNAM VT VISTA FUND -- CLASS IA +      Seeks capital appreciation                   Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IA      Seeks capital appreciation                   Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF MID CAP GROWTH        Long-term capital growth by investing        Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II                  primarily in common stocks and other equity  doing business as Van Kampen securities.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE    Above-average total return over a market     Morgan Stanley Investment Management Inc.,
  PORTFOLIO -- CLASS II                  cycle of three to five years by investing    doing business as Van Kampen
                                         in common stocks and other equity
                                         securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO --    Seeks capital growth and income through      Van Kampen Asset Management
  CLASS II                               investments in equity securities, including
                                         common stocks, preferred stocks and
                                         securities convertible into common and
                                         preferred stocks.



** The Hartford LargeCap Growth HLS Fund will be available to investors on and after October 2, 2009.
+       Closed to new and subsequent Premium Payments and transfers of Contract
        Value.
++ Closed to all premium payments and transfers of account value for all policies issued on or after 11/1/2003
+++ Closed to all premium payments and transfers of account value for all policies issued on or after 8/2/2004




NOTES



(1)  Formerly Mutual Discovery Securities Fund -- Class 2



(2)  Formerly Templeton Global Income Securities Fund -- Class 2



(3)  Formerly Hartford Global Leaders HLS Fund -- Class IA

20

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(4)  Formerly Putnam VT Health Sciences Fund -- Class IA



(5)  Formerly Putnam VT Utilities Growth and Income Fund -- Class IA


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on

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our affiliation with their investment advisers HL Investment Advisors, LLC and
Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2008, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed $4,688,229. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD


We deduct a front-end sales load from each premium you pay. The front-end sales load may by used to cover expenses related to the sale and distribution of the policies. The front-end sales load is based on:


-   the level of scheduled premiums;

-   the length of the Guarantee Period; and

-   the amount of any unscheduled premiums paid.

The maximum front-end sales load is:

-   50% in the first policy year;

-   11% in policy years 2 through 10;

-   3% in policy years 11 and on.


For all Guarantee Periods, the maximum amount of premiums paid in any policy year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first policy year subject to a front-end sales load is the Scheduled Premium.


The actual schedule of front-end sales loads for any given policy is specified in that policy. Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a policy with a One year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods.

TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the issue charge;

-   the charge for the cost of insurance;

-   the charges for additional benefits provided by rider, if any;

-   the monthly administrative fee; and

-   the mortality and expense risk charge.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your Policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and/or the Fixed Account.


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COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the
Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance is equal to:


-   the cost of insurance rate per $1,000; multiplied by

-   the amount at risk; divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female Unismoke Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female Unismoke Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

MONTHLY ADMINISTRATIVE CHARGE AND ISSUE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs. This charge covers average expected cost. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month.

Additionally, we assess a monthly charge in the first policy year to compensate us for the up-front costs of underwriting and issuing a policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by issue age and the policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample issue ages are summarized in the following chart:

                                                          MAXIMUM
                                                          MONTHLY
 ISSUE AGE   MONTHLY FIRST POLICY YEAR ISSUE CHARGE       AMOUNT
----------------------------------------------------------------------
    25       $8.33 plus $.0333 per $1,000 of IFA*          $50.00
    35       $8.33 plus $.0375 per $1,000 of IFA           $54.17
    45       $8.33 plus $.0417 per $1,000 of IFA           $62.50
    55       $8.33 plus $.0625 per $1,000 of IFA           $62.50
    65       $8.33 plus $.0708 per $1,000 of IFA           $62.50

*   "IFA" refers to initial Face Amount

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

-   the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.


During the first 20 policy years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For policy years 1 through 20, the mortality and expense risk charge rate ranges from 1.40% annually for a policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a policy with a ten-year Guarantee Period. After policy year 20, the mortality and expense risk charge rate for all policies is expected to equal .60% annually. However, we reserve the right to continue the mortality and expense risk charge rate at the level in effect during policy years 1 through 20, except for policies with a one year Guarantee Period, for which we reserve the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods.



The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.


SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if your policy lapses or is surrendered during the first nine policy years. The amount of such surrender charge in the first policy year is established by us based on the premiums paid during the first policy year and the length of the

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Guarantee Period. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each policy year until it reaches zero during the tenth policy year.

Specifically, the maximum first year surrender charge is equal to the sum of (i) a specified percentage of the scheduled premium up to the Guideline Annual Premium and (ii) 5% of the excess of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to policies with a ten-year Guarantee Period and decreases as the selected Guarantee Period decreases to 10% for policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods.

The schedule of surrender charges for a policy is set forth in that policy. Additionally, your sales agent, upon request, will provide a schedule of surrender charges which would apply under any given circumstances.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.

You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or in the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

RIGHT TO EXAMINE A POLICY -- You have a limited right to re-turn your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.


FREE LOOK PERIOD


Your free look period begins on the day you get your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.


If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

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REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record or other authorized representative pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

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                                                                          25

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For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES


Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium

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  Payments, scheduled withdrawals or surrenders, retirement plan Premium
  Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.


Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.


In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts."

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not from the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred

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monthly to the other investment options in accordance with your allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Financial Professional. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.


ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.


SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein. Charges for the riders increase the Monthly Deduction Amount.


- DEDUCTION AMOUNT WAIVER RIDER -- We will waive Monthly Deduction Amounts if the insured becomes totally disabled prior to age 65 for at least six months. Rider benefits are not available if insured becomes disabled after age 65. Rider benefits may vary for individuals between the ages of 60 and
    65. See policy rider for more details.



- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the death proceeds if the insured dies from an accident. The rider terminates following the insured's 70th birthday.


- INCREASE IN COVERAGE OPTION RIDER -- We will guarantee you the right to purchase a new flexible premium variable life insurance policy on the life of the insured, without evidence of insurability, if certain conditions are met. These conditions include:

    -   the original policy has been in force for five years,

    -   the insured's attained age is less than 80, and

    - the Account Value of the original policy is sufficient to "pay up" the new policy under assumptions defined in the rider.

The face amount of the new policy will be equal to the Face Amount, multiplied by a percentage which depends on the insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new policy is based on the scheduled premium for the original policy.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of death of the insured, regardless

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  of the age of the insured, subject to certain death benefit and premium restrictions.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.


- WAIVER OF SPECIFIED AMOUNT DISABILITY RIDER -- If the insured becomes totally disabled, we will credit the policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.


- WAIVER OF SCHEDULED PREMIUM OPTION RIDER -- We will waive the required scheduled premium each time this option is elected, subject to the conditions stated in the rider. Electing to waive the required scheduled premium under this rider may affect whether your policy will terminate. In any year during the Guarantee Period that you elect this option, your policy will not terminate if Indebtedness does not exceed the Cash Value. For more details, see "Lapse and Reinstatement."

SETTLEMENT OPTIONS -- Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.


SAFE HAVEN PROGRAM -- If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.


The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. In most states, if a payment option is not selected, proceeds will be paid to the Safe Haven Account. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option. You may request these payments to be made monthly, quarterly, semi-annually or annually. At any time you may request to receive the lump sum of the money that we are holding.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.

SURRENDER/CONTINUATION OPTIONS -- At any time prior to the maturity date, you may choose to have the Cash Surrender Value applied under one of the following options:

-   Option A -- Surrender for Cash

-   Option B -- Continue as Extended Term Insurance

-   Option C -- Continue as Paid-Up Insurance

In addition, you may choose one of the above options if, during the Guarantee
Period:

-   a required scheduled premium is not paid by the end of the grace period; and

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-   the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.

You may notify us in writing of your choice within 61 days after the due date for the outstanding scheduled premium. If you do not notify us, we will automatically apply the Cash Surrender Value to Option B, or, Option C if the insurance class shown in your policy is "special." If your policy has no Cash Surrender Value, it will terminate at the end of the grace period.

The effective date of the surrender/continuation options will be the earlier of the date we receive your election request in writing or the end of the grace period. When a surrender/continuation option becomes effective, all benefit riders attached to a policy will terminate, unless otherwise provided in the rider.

The following are descriptions of each option:

OPTION A -- SURRENDER FOR CASH

If you choose Option A, you must surrender your policy to us. We will pay you the Cash Surrender Value at the time of surrender, and our liability under the policy will cease.

OPTION B -- CONTINUATION OF POLICY AS EXTENDED TERM INSURANCE

Option B is not available unless the insurance class shown in your policy is "standard" or "preferred." If you choose Option B, the extended term insurance death benefit will be the death benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the insured's then attained age. At the end of such term, we will pay you any Cash Surrender Value not used to provide extended term insurance, and our liability under the policy will cease.

OPTION C -- CONTINUATION OF POLICY AS PAID-UP INSURANCE

If you choose Option C, your policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of your policy as a net single premium as of the effective date of this benefit at the insured's then-attained age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the death benefit in effect on the effective date of Option C. We will pay you any Cash Surrender Value not used to provide paid-up insurance.

If your policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any policy anniversary will not be less than the Cash Value on such policy anniversary minus any Indebtedness.

BENEFITS AT MATURITY -- If the insured is living on the "maturity date" (the anniversary of the policy date on which the insured attained age 100), we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy.

CLASS OF PURCHASERS


REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.


HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are financial professional of Financial Intermediaries ("Financial Professional").


We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.


Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Financial Professional according to a Financial Intermediaries' internal compensation practices.


Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.


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We pay commissions that vary with the selling agreements and are based on
"Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the maximum commission we pay is 45% of the premium up to the Target Premium. The maximum commission for the amount in excess of the Target Premium in the first Policy Year is 3.40%. We also pay an Expense Reimbursement Allowance. The maximum Expense Reimbursement Allowance in the first Policy Year is 40% of Target Premium. The maximum Expense Reimbursement Allowance in the first Policy Year is 0% for premiums in excess of Target Premium. In Policy Years 2 and later, the maximum commission we pay is 3% of Target Premium and 0% on premiums above the Target Premium.



Your Financial Professional typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Financial Professional and their Financial Intermediary. We are not involved in determining your Financial Professional's compensation. A Financial Professional may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Financial Professional to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Financial Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Professional (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Financial Professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Financial Professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.



ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Financial Professionals; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2008, Hartford and its affiliates paid approximately $14,500,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2008, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $3,900,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2009, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: 1st TN Bank, AG Edwards, AIG Advisors Group, Advantage Capital Corporation, American International Marketing, Inc. ("AIM"), Anchor Bank, Arvest, Astori Financial, AXA Network, Banc of America, Bancnorth Investment Group Inc., Bank of the West, Bank United, BB&T Investment Services, BSMG, Cadaret Grant, Capital City Partners, Capital City Securities, CCO Investments, CDAIFA (Capital District Assoc. of Insurance and Financial Advisors), Centara Capital


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Securities, Inc., Chaplin Davis, Citicorp, CitiGroup/Smith Barney, Commonwealth
Financial Network, Compass Brokerage Inc., CPI Companies, CPS, CPS/New Generation, Crowell Weeden, Cuna Brokerage Service, Delta Trust Investments, Diversified Marketing Group, Edward Jones, Financial Network, Financial Planners of Central PA, First American Insurance Underwriters, First Heartland, FSC Securities, FSP -- Financial Services Professionals, Gilman & Ciocia, Goldman Sachs, H&R Block Financial Advisors, Hallet Financial, Hanmi Securities, Hartford Life, Hazlett Burt & Watson, HD Vest Investment Securiteis, Inc & Affiliates, Hilliard Lyons, HSBC, HSBC Bank, IFMG -- Sovereign Bank, ING Financial Advisors, Investment Professionals Inc., Ironwood Financial, Janney Montgomery Scott (JMS), Jonathan Hind Financial Group, Linsco Private Ledger, Linsco Private Ledger Insurance Associates, Linsco Private Ledger, Financial Services, M&I (Marshall & Illsey), M&T Securities, M3 Financial, Merrill Lynch, Money Concepts, Morgan Keegan, Morgan Stanley, Mutual Service Corp., National City, Newbridge Securities, NEXT Financial Group, Northwestern Mutual, Ogilvie Security Advisors, One Resource Group, Oppenheimer & Co., Inc., PLANCO, PNC Investments LLC., PrimeVest Financial Services, Professional Investors Life and Annuity, Purshe Kaplan Sterling Investments, R.W. Baird & Co. Incorporated, Raymond James & Associates, Raymond James Financial, Raymond James Financial Services, RBC Dain Rauscher, Robert W. Baird, Royal Alliance, San Diego Stock & Bond Association, Sean Shaughnessey, Securities America, Securities Service Network, Smith Barney, Stifel Nicolaus & Company, TD Banknorth, UBS, UBS Financial, UnionBanc, United Planners Financial, UnionBanc Investment Services, UVest, Various IBD/WH/Banks, Wachovia, Wachovia Securities, Wall St. Financial, WAMU, Washington Mutual, Wells Fargo, Woodbury Financial Services.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount, scheduled premiums, and the Guarantee Period. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have the ability to pay amounts greater or less than your scheduled premiums. Prior to policy issue, you can choose the level of the scheduled premiums, within a range determined by Hartford, based on the Face Amount and the insured's gender (except where unisex rates apply), issue age and risk classification.

During the Guarantee Period, Hartford will guarantee that your policy will not lapse, regardless of the investment experience of the Funds, provided that you pay the scheduled premiums when due and Indebtedness never exceeds the Cash Value. In addition, unscheduled premiums are allowed during the Guarantee Period. Even if you do not pay all scheduled premiums due during the Guarantee Period, your policy will stay in force as long as the Policy Surplus exceeds Indebtedness. After the Guarantee Period, you may change your scheduled premiums to any level you desire. Unscheduled premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, your policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts. For more details, see "Lapse and Reinstatement."

SCHEDULED PREMIUMS -- You have the right to pay scheduled premiums annually, semiannually, quarterly, or monthly. The first scheduled premium is due on the policy date. During the Guarantee Period, each scheduled premium after the initial premium payment is due at the expiration of the period for which the preceding scheduled premium was paid. A scheduled premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code.

During the Guarantee Period, your policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and if Indebtedness does not exceed the Cash Value. In any year during the Guarantee Period that you elect to waive the required scheduled premium under the Waiver of Scheduled Premium Option Rider, your policy will not terminate due to insufficient Cash Value if Indebtedness does not exceed the Cash Value. In addition, as is true with any premium, your Account Value and Policy Surplus in future years will be greater if you make the premium payment.

During the Guarantee Period, if you fail to pay a scheduled premium when due, and if, on the premium due date and for the rest of that policy year, the Policy Surplus exceeds Indebtedness, payment of such scheduled premium will not be required in that year or in any future policy year. Your policy will not terminate due to such nonpayment. However, future scheduled premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future policy years.

For example, to determine whether or not non-payment of a scheduled premium in policy year 2 would result in a lapse, you would compare the actual Account Value on the first policy anniversary to the first Target Account Value. If the actual

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Account Value equals or is greater than the Target Account Value and
Indebtedness remained less than the Policy Surplus, failure to pay any scheduled premiums due in policy year 2 would not result in a lapse.

After the Guarantee Period, Hartford will send you reminder notices to pay scheduled premiums during the insured's lifetime. Payment of the scheduled premium may not be sufficient to keep your policy in force after the end of the Guarantee Period.

UNSCHEDULED PREMIUMS -- Any premium payment we receive in an amount different from the scheduled premium will be considered an unscheduled premium. Unscheduled premiums of at least $50 can be made at any time while a policy is in force.

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.


In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:


       - If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

       - If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM


Any Premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)

SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account

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following receipt of your premium payment. Net Premiums allocated to the Fixed
Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.



ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.


The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e. with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value

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34

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equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the
Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.


We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.


DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under Option A, the current Face Amount.

-   Under Option B, the current Face Amount plus the Account Value.

- Under Option C, the current Face Amount plus the sum of the scheduled premiums paid.

OPTION CHANGE -- After the Guarantee Period, you may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If you do, the Face Amount will become the amount available as a death benefit immediately prior to the Death Benefit Option change.

DEATH BENEFIT GUARANTEE -- During the Guarantee Period, your policy will not terminate due to insufficient Cash Surrender Value, regardless of the investment experience of the Funds, provided all scheduled premiums are paid when due and Indebtedness does not exceed the Cash Value.

The Guarantee Period you select will affect the benefits provided by your policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:

- a longer period during which your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;

- a longer period during which your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;

- a longer period during which your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;

-   lower current cost of insurance rates; and

-   lower mortality and expense risk rates.

In addition, if you choose a Guarantee Period longer than five years, you may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations.

Because the different charges and fees depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on policy values without a sales illustration. After consultation with your sales agent, once you decide on a combination of policy features, (e.g., Face Amount, level of scheduled premiums, Guarantee Period, and the insured's issue age and gender) the sales agent will provide you with an illustration which reflects the charges and benefits of that particular combination, and includes a summary of policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which you may request.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
Face Amount                                                 $100,000    $100,000
Account Value                                                 46,500      34,000
Specified Percentage                                            250%        250%
Death Benefit Option                                           Level       Level


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                                                                          35

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In Example A, the death benefit equals $116,250, i.e., the greater of $100,000
(the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of $100.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

Decreases in Face Amount will be applied as follows:

-   to the most recent increase in the Face Amount; then

-   successively to each prior increase in Face Amount; then

-   to the initial Face Amount.

If you ask to decrease the Face Amount of your policy below the initial Face Amount, we will deduct, on a pro rata basis, a portion of any remaining surrender charge from your Account Value. The amount of the reduction will be equal to:

-   the initial Face Amount, minus the requested Face Amount, multiplied by

- the surrender charge on the date of the request to change the Face Amount, divided by

-   the initial Face Amount.

Your surrender charge will be reduced by the same amount.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrendered, whichever is later.

PARTIAL WITHDRAWALS -- After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts.

We do not currently impose a partial withdrawal charge. However, we reserve the right to impose in the future a partial withdrawal charge of up to $50.


We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.


RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

36

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LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 2% (in most states) during the first ten policy years. Thereafter, the rate will be 3% (in most states). For preferred loans, the rate is 4% (in most states).

PREFERRED LOAN -- If, at any time after the tenth policy anniversary, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For policy years 11 and beyond, the amount of the Loan Account which equals a Preferred Loan will be credited with interest at a rate of 4% (in most states). The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS -- If total Indebtedness equals or exceeds Cash Value under your policy, your policy will terminate 61 days after we have mailed notice to your last known address and to the last known address of any assignees of record. If sufficient loan repayment is not made by the end of such 61 day period, your policy will terminate without value.


EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.


LAPSE AND REINSTATEMENT

POLICY SURPLUS -- We use the Policy Surplus to determine whether a policy will terminate if scheduled premiums are not paid when due. If the Policy Surplus is greater than zero for a policy year, the scheduled premiums may not be required. However, if the Policy Surplus for a policy year during the Guarantee Period is zero, all scheduled premiums due in that year are required to be paid.

The Policy Surplus is determined as follows:

-The Policy Surplus for the first policy year is zero.

- The Policy Surplus for each subsequent policy year is (x) minus (y), but never less than zero where (x) is the Account Value at the end of the previous policy year; and (y) is the target Account Value, as shown in the policy, for the previous policy year.

Once determined for a given policy year, the Policy Surplus remains constant for the entire policy year.

LAPSE AND GRACE PERIOD -- During the Guarantee Period, if the Policy Surplus for a policy year is less than the Indebtedness or is zero on any given Monthly Activity Date, all scheduled premiums due in that policy year, on or before that date the

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                                                                          37

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Monthly Activity Date are required to be paid in order to keep the policy in force. With respect to any required scheduled premium not paid on or before its due date, we will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the policy will continue in force. If any such required scheduled premium is not paid by the end of the grace period, the policy will terminate except as provided under the non-forfeiture options set forth in the policy or unless you have elected the Automatic Premium Loan Option (see " -- Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the scheduled premium amounts due.

After the Guarantee Period, a policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a policy will terminate without value. Hartford will mail you and any assignee under the policy written notice of the amount of premium payments required to continue the policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater then the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the policy will terminate.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- you make your reinstatement request within five years from the policy termination date;

-   you submit satisfactory evidence of insurability;

-   you pay all overdue required scheduled premiums, if any; and

- if the Guarantee Period has expired at the time of policy reinstatement and if the amount paid in is insufficient to reinstate the policy, sufficient premiums must be paid to:

- cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and

-   keep the policy in force for three months after the date of reinstatement.

The Face Amount of the reinstated policy cannot exceed the Face Amount at the time of lapse. The Account Value on the policy reinstatement date will reflect:

-   the Account Value at the time of termination; plus

-   Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

- a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.

The surrender charges for the reinstated policy will be the same as they would have been on the original policy had no lapse and subsequent reinstatement of such policy taken place. Any Indebtedness at the time of termination must be repaid upon reinstatement of the policy or carried over to the reinstated policy.

AUTOMATIC PREMIUM LOAN OPTION -- If you elect the Automatic Premium Loan Option, we will automatically process a policy loan to pay any scheduled premium which is due and not paid by the end of its grace period following the due date. You may elect such option in your policy application or by request in writing, provided no scheduled premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "Loans -- Preferred Loan."

The Automatic Premium Loan Option will not be available if:

-   you have revoked the election of such option in writing; or

- the loan amount needed to pay any unpaid scheduled premium would exceed the Cash Surrender Value on the most recent scheduled premium due date.

In either instance, the surrender/continuation options will apply as of the end of the grace period.

In most states, if you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, we will allow you to restore the death benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, we will not require you to provide evidence of insurability. To remove any such outstanding Indebtedness, we will reduce your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of your policy as a result of this adjustment.

If you have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and you have not previously elected to restore the death benefit at the end of a Guarantee Period as described above, we will assume that you have elected to restore the death benefit at the end of the Guarantee Period then in effect. We will notify you that we will make such adjustment unless you instruct us not to make this adjustment. Such notification will be made at least 30 days prior to the policy anniversary occurring at the end of such Guarantee Period.

38

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FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.



Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s),


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sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.



The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).



There is some uncertainty as to the proper determination of the premium limits for purposes of Section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in Section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the


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contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.



Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's Investment Value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender or maturity, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an


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amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Code Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).


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Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.



TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.



SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


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FOR POLICIES WITH THE LIFE ACCESS BENEFIT RIDER ONLY:



SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER



The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.



The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.



The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.



Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.



The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.



The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.



Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.



Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.



For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.


LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


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RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.


FINANCIAL INFORMATION



We have included the statutory financials statements for the Company and the Separate Account for the year ended December 31, 2008 in the Statement of Additional Information (SAI). We have incorparated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2009 in the SAI.



To receive a copy of the SAI free of charge, call your financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2999


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GLOSSARY OF SPECIAL TERMS


1933 ACT: Refers to the Securities Act of 1933, as amended.



1940 ACT: Refers to the Investment Company Act of 1940, as amended.


ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.


APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.



BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.


CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

GUARANTEE PERIOD: The period you select, of one to ten policy years, during which additional guarantees are provided. These guarantees include the guarantee that if scheduled premiums are paid, the death benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MATURITY DATE: The date on which your policy matures and your policy terminates.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

POLICY SURPLUS: An amount which we calculate for each policy year during the Guarantee Period to determine whether or not payment of a scheduled premium is required.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

TARGET ACCOUNT VALUE: The Account Value, determined at policy issue, that would result on each policy anniversary assuming all annual scheduled premiums were paid when due (including the one due on that anniversary for the next policy year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

YOU, YOUR: the owner of the policy.

46

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION


We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.



You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.



811-3072-03

                                     PART B

HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
STAG VARIABLE LIFE
SEPARATE ACCOUNT VL I (SERIES I)
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


Date of Prospectus: May 1, 2009




Date of Statement of Additional Information: May 1, 2009

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF POLICIES                                                       3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS described in Note 1 and Note 17) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



With respect to the unaudited interim financial information for the periods ended March 31, 2009 and 2008 which is incorporated by reference herein, Deloitte & Touche LLP, an independent registered public accounting firm, have applied limited procedures in accordance with the standards of the Public Company Accounting Oversight Board (United States) for a review of such information. However, as stated in their report included in the Company's Quarterly Reports on Form 10-Q for the quarter ended March 31, 2009 and incorporated by reference herein, they did not audit and they do not express an opinion on that interim financial information. Accordingly, the degree of reliance on their report on such information should be restricted in light of the limited nature of the review procedures applied. Deloitte & Touche LLP are not subject to the liability provisions of Section 11 of the Securities Act of 1933 for their report on the unaudited interim financial information because that report is not a "report" or a "part" of the Registration Statement prepared or certified by an accountant within the meaning of Sections 7 and 11 of the Act.


DISTRIBUTION OF POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2008: 6,039,535; 2007:
$7,658,715; and 2006: $ 5,594,705. HESCO did not retain any of these commissions.

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.


Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however we reserve the right to use rates less than shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table. The multiple will be on the Insured's risk class. We will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

INCREASES IN FACE AMOUNT -- At any time after the Guarantee Period, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and shall be accompanied by Your existing policy. All such requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy specifications page provided that the cost of insurance deduction for the month is made. Each unscheduled increase in Face Amount is subject to an increase fee of $100.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the front-end sales load, premium related tax charge, surrender charges, face amount increase fee, transfer fees, withdrawal charge, cost of insurance charges, mortality and expense risk charge, administrative charge, issue charge, special class charge and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2008 follow this page of the SAI. In addition, we have incorporated by reference the quarterly report for the Company on Form 10-Q for the quarterly period ended March 31, 2009. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.



For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL I AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL I (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account VL I as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL             SMALL/MID CAP            INTERNATIONAL
                                            VALUE PORTFOLIO           VALUE PORTFOLIO          GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                        --                      --
   Class IB                                            --                        --                      --
   Other class                                    109,116                   198,709                  38,984
                                               ==========                ==========                ========
  Cost:
   Class IA                                            --                        --                      --
   Class IB                                            --                        --                      --
   Other class                                 $2,472,732                $3,519,850                $998,442
                                               ==========                ==========                ========
  Market Value:
   Class IA                                            --                        --                      --
   Class IB                                            --                        --                      --
   Other class                                 $1,192,641                $1,961,259                $483,787
 Due from Hartford Life Insurance
  Company                                              --                        --                      --
 Receivable from fund shares sold                     261                        --                      --
 Other assets                                          --                        --                      --
                                               ----------                ----------                --------
 Total Assets                                   1,192,902                 1,961,259                 483,787
                                               ----------                ----------                --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             261                        --                      --
 Payable for fund shares purchased                     --                        --                      --
 Other liabilities                                     --                        --                      --
                                               ----------                ----------                --------
 Total Liabilities                                    261                        --                      --
                                               ----------                ----------                --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,192,641                $1,961,259                $483,787
                                               ==========                ==========                ========

                                              AIM V.I.            AIM V.I.            AIM V.I.
                                              CAPITAL               CORE            INTERNATIONAL
                                         APPRECIATION FUND       EQUITY FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                 --
   Class IB                                         --                   --                 --
   Other class                                  11,341                4,847              3,582
                                              ========             ========            =======
  Cost:
   Class IA                                         --                   --                 --
   Class IB                                         --                   --                 --
   Other class                                $268,037             $124,641            $86,301
                                              ========             ========            =======
  Market Value:
   Class IA                                         --                   --                 --
   Class IB                                         --                   --                 --
   Other class                                $191,554              $95,720            $69,815
 Due from Hartford Life Insurance
  Company                                           --                   --                 --
 Receivable from fund shares sold                   --                   --                 --
 Other assets                                       --                   --                 --
                                              --------             --------            -------
 Total Assets                                  191,554               95,720             69,815
                                              --------             --------            -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                   --                 --
 Payable for fund shares purchased                  --                   --                 --
 Other liabilities                                  --                   --                 --
                                              --------             --------            -------
 Total Liabilities                                  --                   --                 --
                                              --------             --------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $191,554              $95,720            $69,815
                                              ========             ========            =======

                                             AIM V.I.           AIM V.I.
                                           MID CAP CORE        SMALL CAP
                                           EQUITY FUND        EQUITY FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                --
   Class IB                                         --                --
   Other class                                 142,887            15,523
                                            ==========          ========
  Cost:
   Class IA                                         --                --
   Class IB                                         --                --
   Other class                              $1,561,772          $227,356
                                            ==========          ========
  Market Value:
   Class IA                                         --                --
   Class IB                                         --                --
   Other class                              $1,227,399          $164,851
 Due from Hartford Life Insurance
  Company                                           --                --
 Receivable from fund shares sold                   --                --
 Other assets                                       --                --
                                            ----------          --------
 Total Assets                                1,227,399           164,851
                                            ----------          --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                --
 Payable for fund shares purchased                  --                --
 Other liabilities                                  --                --
                                            ----------          --------
 Total Liabilities                                  --                --
                                            ----------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,227,399          $164,851
                                            ==========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                 AMERICAN FUNDS
                                            AIM V.I.         AMERICAN FUNDS        BLUE CHIP
                                             CAPITAL             ASSET             INCOME AND
                                        DEVELOPMENT FUND    ALLOCATION FUND       GROWTH FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                  --                  --
   Class IB                                        --                  --                  --
   Other class                                 25,489             609,590             585,036
                                            =========          ==========          ==========
  Cost:
   Class IA                                        --                  --                  --
   Class IB                                        --                  --                  --
   Other class                               $433,362          $9,292,227          $5,432,384
                                            =========          ==========          ==========
  Market Value:
   Class IA                                        --                  --                  --
   Class IB                                        --                  --                  --
   Other class                               $202,129          $7,363,851          $3,872,938
 Due from Hartford Life Insurance
  Company                                          --               3,423                  --
 Receivable from fund shares sold                  --                  --               1,040
 Other assets                                      --                  --                  --
                                            ---------          ----------          ----------
 Total Assets                                 202,129           7,367,274           3,873,978
                                            ---------          ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --               1,040
 Payable for fund shares purchased                 --               3,423                  --
 Other liabilities                                 --                  --                  --
                                            ---------          ----------          ----------
 Total Liabilities                                 --               3,423               1,040
                                            ---------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $202,129          $7,363,851          $3,872,938
                                            =========          ==========          ==========


                                                              AMERICAN FUNDS
                                          AMERICAN FUNDS          GLOBAL           AMERICAN FUNDS
                                            BOND FUND           GROWTH FUND          GROWTH FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                   --
   Class IB                                         --                   --                   --
   Other class                                 758,177              321,486              399,626
                                            ==========          ===========          ===========
  Cost:
   Class IA                                         --                   --                   --
   Class IB                                         --                   --                   --
   Other class                              $8,420,539           $4,900,187          $18,479,712
                                            ==========          ===========          ===========
  Market Value:
   Class IA                                         --                   --                   --
   Class IB                                         --                   --                   --
   Other class                              $7,104,117           $4,462,230          $13,295,571
 Due from Hartford Life Insurance
  Company                                           --                   --                   --
 Receivable from fund shares sold                1,319               21,121               29,132
 Other assets                                       --                   --                    4
                                            ----------          -----------          -----------
 Total Assets                                7,105,436            4,483,351           13,324,707
                                            ----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        1,319               21,121               29,132
 Payable for fund shares purchased                  --                   --                   --
 Other liabilities                                  --                    1                   --
                                            ----------          -----------          -----------
 Total Liabilities                               1,319               21,122               29,132
                                            ----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $7,104,117           $4,462,229          $13,295,575
                                            ==========          ===========          ===========


                                          AMERICAN FUNDS       AMERICAN FUNDS
                                        GROWTH-INCOME FUND   INTERNATIONAL FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                  --
   Class IB                                          --                  --
   Other class                                  568,188             670,522
                                            ===========          ==========
  Cost:
   Class IA                                          --                  --
   Class IB                                          --                  --
   Other class                              $17,997,131          $9,801,911
                                            ===========          ==========
  Market Value:
   Class IA                                          --                  --
   Class IB                                          --                  --
   Other class                              $13,699,023          $8,173,667
 Due from Hartford Life Insurance
  Company                                           758                  --
 Receivable from fund shares sold                    --               6,230
 Other assets                                        --                  --
                                            -----------          ----------
 Total Assets                                13,699,781           8,179,897
                                            -----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --               6,230
 Payable for fund shares purchased                  758                  --
 Other liabilities                                    9                  --
                                            -----------          ----------
 Total Liabilities                                  767               6,230
                                            -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $13,699,014          $8,173,667
                                            ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS        FIDELITY VIP
                                          AMERICAN FUNDS        GLOBAL SMALL        ASSET MANAGER
                                          NEW WORLD FUND    CAPITALIZATION FUND       PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --                   --
   Class IB                                         --                   --                   --
   Other class                                 214,948              232,695               83,732
                                            ==========           ==========           ==========
  Cost:
   Class IA                                         --                   --                   --
   Class IB                                         --                   --                   --
   Other class                              $3,336,909           $3,145,449           $1,348,444
                                            ==========           ==========           ==========
  Market Value:
   Class IA                                         --                   --                   --
   Class IB                                         --                   --                   --
   Other class                              $2,895,352           $2,566,624             $863,274
 Due from Hartford Life Insurance
  Company                                           --                   --                   --
 Receivable from fund shares sold               28,464                  262                   --
 Other assets                                       --                   --                   --
                                            ----------           ----------           ----------
 Total Assets                                2,923,816            2,566,886              863,274
                                            ----------           ----------           ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                       28,463                  262                   --
 Payable for fund shares purchased                  --                   --                   --
 Other liabilities                                  --                    1                   --
                                            ----------           ----------           ----------
 Total Liabilities                              28,463                  263                   --
                                            ----------           ----------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $2,895,353           $2,566,623             $863,274
                                            ==========           ==========           ==========

                                           FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                           EQUITY-INCOME       CONTRAFUND(R)          OVERSEAS
                                             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                  --                  --
   Class IB                                          --                  --                  --
   Other class                                  781,218             153,551              87,566
                                            ===========          ==========          ==========
  Cost:
   Class IA                                          --                  --                  --
   Class IB                                          --                  --                  --
   Other class                              $17,035,674          $4,479,222          $1,543,396
                                            ===========          ==========          ==========
  Market Value:
   Class IA                                          --                  --                  --
   Class IB                                          --                  --                  --
   Other class                              $10,291,441          $2,324,762          $1,065,676
 Due from Hartford Life Insurance
  Company                                            --                  --                  --
 Receivable from fund shares sold                 4,105                  --                  --
 Other assets                                        --                  --                  --
                                            -----------          ----------          ----------
 Total Assets                                10,295,546           2,324,762           1,065,676
                                            -----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         4,105                  --                  --
 Payable for fund shares purchased                   --                  --                  --
 Other liabilities                                   --                  --                  --
                                            -----------          ----------          ----------
 Total Liabilities                                4,105                  --                  --
                                            -----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $10,291,441          $2,324,762          $1,065,676
                                            ===========          ==========          ==========

                                           FIDELITY VIP         FIDELITY VIP
                                             MID CAP            FREEDOM 2010
                                            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                   --
   Class IB                                         --                   --
   Other class                                  90,116               11,641
                                            ==========           ==========
  Cost:
   Class IA                                         --                   --
   Class IB                                         --                   --
   Other class                              $2,802,397             $100,819
                                            ==========           ==========
  Market Value:
   Class IA                                         --                   --
   Class IB                                         --                   --
   Other class                              $1,632,904              $95,573
 Due from Hartford Life Insurance
  Company                                           --                   --
 Receivable from fund shares sold                   --                   --
 Other assets                                       --                   --
                                            ----------           ----------
 Total Assets                                1,632,904               95,573
                                            ----------           ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                   --
 Payable for fund shares purchased                  --                   --
 Other liabilities                                  --                   --
                                            ----------           ----------
 Total Liabilities                                  --                   --
                                            ----------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,632,904              $95,573
                                            ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           FIDELITY VIP         FIDELITY VIP          FRANKLIN
                                           FREEDOM 2020         FREEDOM 2030           INCOME
                                             PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                          SUB-ACCOUNT (A)     SUB-ACCOUNT (A)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                  --                     --
   Class IB                                        --                  --                     --
   Other class                                  6,696                 165                181,066
                                              =======              ======            ===========
  Cost:
   Class IA                                        --                  --                     --
   Class IB                                        --                  --                     --
   Other class                                $64,621              $1,330             $3,040,081
                                              =======              ======            ===========
  Market Value:
   Class IA                                        --                  --                     --
   Class IB                                        --                  --                     --
   Other class                                $51,489              $1,170             $2,053,288
 Due from Hartford Life Insurance
  Company                                          --                  --                     --
 Receivable from fund shares sold                  --                  --                  1,082
 Other assets                                      --                  --                     --
                                              -------              ------            -----------
 Total Assets                                  51,489               1,170              2,054,370
                                              -------              ------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                  1,082
 Payable for fund shares purchased                 --                  --                     --
 Other liabilities                                 --                  --                     --
                                              -------              ------            -----------
 Total Liabilities                                 --                  --                  1,082
                                              -------              ------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $51,489              $1,170             $2,053,288
                                              =======              ======            ===========

                                             FRANKLIN             FRANKLIN
                                             SMALL CAP           STRATEGIC
                                               VALUE               INCOME          MUTUAL SHARES
                                          SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                  --                  --
   Class IB                                          --                  --                  --
   Other class                                  226,187              33,893             295,592
                                            ===========          ==========          ==========
  Cost:
   Class IA                                          --                  --                  --
   Class IB                                          --                  --                  --
   Other class                               $3,025,015            $394,337          $5,174,352
                                            ===========          ==========          ==========
  Market Value:
   Class IA                                          --                  --                  --
   Class IB                                          --                  --                  --
   Other class                               $2,386,273            $358,588          $3,482,079
 Due from Hartford Life Insurance
  Company                                            --                  --                  --
 Receivable from fund shares sold                    --                  --               1,322
 Other assets                                        --                  --                  --
                                            -----------          ----------          ----------
 Total Assets                                 2,386,273             358,588           3,483,401
                                            -----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                  --               1,322
 Payable for fund shares purchased                   --                  --                  --
 Other liabilities                                   --                  --                  --
                                            -----------          ----------          ----------
 Total Liabilities                                   --                  --               1,322
                                            -----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,386,273            $358,588          $3,482,079
                                            ===========          ==========          ==========


                                            TEMPLETON
                                              GROWTH         MUTUAL DISCOVERY
                                         SECURITIES FUND     SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                  --
   Class IB                                         --                  --
   Other class                                  42,880              65,043
                                            ==========          ==========
  Cost:
   Class IA                                         --                  --
   Class IB                                         --                  --
   Other class                                $629,364          $1,391,191
                                            ==========          ==========
  Market Value:
   Class IA                                         --                  --
   Class IB                                         --                  --
   Other class                                $351,615          $1,030,929
 Due from Hartford Life Insurance
  Company                                           --                  --
 Receivable from fund shares sold                   --                  --
 Other assets                                       --                  --
                                            ----------          ----------
 Total Assets                                  351,615           1,030,929
                                            ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --
 Payable for fund shares purchased                  --                  --
 Other liabilities                                  --                  --
                                            ----------          ----------
 Total Liabilities                                  --                  --
                                            ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $351,615          $1,030,929
                                            ==========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                            TEMPLETON             HARTFORD               TOTAL
                                          GLOBAL INCOME           ADVISERS            RETURN BOND
                                         SECURITIES FUND          HLS FUND              HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --              1,335,485             2,264,344
   Class IB                                        --                     --                    --
   Other class                                 53,681                     --                    --
                                             ========           ============          ============
  Cost:
   Class IA                                        --            $30,844,207           $24,459,304
   Class IB                                        --                     --                    --
   Other class                               $901,740                     --                    --
                                             ========           ============          ============
  Market Value:
   Class IA                                        --            $18,282,493           $21,609,001
   Class IB                                        --                     --                    --
   Other class                               $917,944                     --                    --
 Due from Hartford Life Insurance
  Company                                      51,326                     88                    --
 Receivable from fund shares sold                  --                     --                   278
 Other assets                                      --                      4                    --
                                             --------           ------------          ------------
 Total Assets                                 969,270             18,282,585            21,609,279
                                             --------           ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                     --                   278
 Payable for fund shares purchased             51,326                     88                    --
 Other liabilities                                 --                     --                     3
                                             --------           ------------          ------------
 Total Liabilities                             51,326                     88                   281
                                             --------           ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $917,944            $18,282,497           $21,608,998
                                             ========           ============          ============

                                              HARTFORD              HARTFORD            HARTFORD
                                              CAPITAL               DIVIDEND             GLOBAL
                                            APPRECIATION           AND GROWTH           ADVISERS
                                              HLS FUND              HLS FUND            HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    2,018,431             1,342,657             4,568
   Class IB                                           --                    --                --
   Other class                                        --                    --                --
                                            ============          ============           =======
  Cost:
   Class IA                                  $88,639,030           $24,926,426           $51,077
   Class IB                                           --                    --                --
   Other class                                        --                    --                --
                                            ============          ============           =======
  Market Value:
   Class IA                                  $51,147,046           $19,291,001           $38,845
   Class IB                                           --                    --                --
   Other class                                        --                    --                --
 Due from Hartford Life Insurance
  Company                                             --                    --                --
 Receivable from fund shares sold                180,315                 4,191                --
 Other assets                                          6                    --                --
                                            ------------          ------------           -------
 Total Assets                                 51,327,367            19,295,192            38,845
                                            ------------          ------------           -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                        180,315                 4,191                --
 Payable for fund shares purchased                    --                    --                --
 Other liabilities                                    --                     1                --
                                            ------------          ------------           -------
 Total Liabilities                               180,315                 4,192                --
                                            ------------          ------------           -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $51,147,052           $19,291,000           $38,845
                                            ============          ============           =======


                                              HARTFORD             HARTFORD
                                            GLOBAL EQUITY        GLOBAL GROWTH
                                              HLS FUND             HLS FUND
                                         SUB-ACCOUNT (B)(C)       SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      3,737                3,580
   Class IB                                         --                   --
   Other class                                      --                   --
                                               =======              =======
  Cost:
   Class IA                                    $35,164              $57,453
   Class IB                                         --                   --
   Other class                                      --                   --
                                               =======              =======
  Market Value:
   Class IA                                    $23,007              $36,421
   Class IB                                         --                   --
   Other class                                      --                   --
 Due from Hartford Life Insurance
  Company                                           --                   --
 Receivable from fund shares sold                   --                   --
 Other assets                                       --                   --
                                               -------              -------
 Total Assets                                   23,007               36,421
                                               -------              -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                   --
 Payable for fund shares purchased                  --                   --
 Other liabilities                                  --                   --
                                               -------              -------
 Total Liabilities                                  --                   --
                                               -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $23,007              $36,421
                                               =======              =======

(b) From inception August 22, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD
                                            DISCIPLINED            GROWTH               HARTFORD
                                              EQUITY            OPPORTUNITIES            INDEX
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     165,299              112,586               705,205
   Class IB                                          --                   --                    --
   Other class                                       --                   --                    --
                                            ===========          ===========          ============
  Cost:
   Class IA                                  $1,971,416           $3,262,870           $16,951,458
   Class IB                                          --                   --                    --
   Other class                                       --                   --                    --
                                            ===========          ===========          ============
  Market Value:
   Class IA                                  $1,397,695           $1,920,034           $13,225,352
   Class IB                                          --                   --                    --
   Other class                                       --                   --                    --
 Due from Hartford Life Insurance
  Company                                            --                   --                 1,228
 Receivable from fund shares sold                    --                   --                    --
 Other assets                                         1                   --                     1
                                            -----------          -----------          ------------
 Total Assets                                 1,397,696            1,920,034            13,226,581
                                            -----------          -----------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                   --                    --
 Payable for fund shares purchased                   --                   --                 1,228
 Other liabilities                                   --                   --                    --
                                            -----------          -----------          ------------
 Total Liabilities                                   --                   --                 1,228
                                            -----------          -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,397,696           $1,920,034           $13,225,353
                                            ===========          ===========          ============

                                             HARTFORD              HARTFORD
                                           INTERNATIONAL        INTERNATIONAL            HARTFORD
                                           SMALL COMPANY        OPPORTUNITIES             MIDCAP
                                             HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     156,065             1,383,619               651,786
   Class IB                                          --                    --                    --
   Other class                                       --                    --                    --
                                            ===========          ============          ============
  Cost:
   Class IA                                  $2,290,705           $17,877,338           $14,117,383
   Class IB                                          --                    --                    --
   Other class                                       --                    --                    --
                                            ===========          ============          ============
  Market Value:
   Class IA                                  $1,295,188           $11,624,425           $10,564,991
   Class IB                                          --                    --                    --
   Other class                                       --                    --                    --
 Due from Hartford Life Insurance
  Company                                            --                    --                 1,482
 Receivable from fund shares sold                 3,763                 2,940                    --
 Other assets                                        --                    --                     2
                                            -----------          ------------          ------------
 Total Assets                                 1,298,951            11,627,365            10,566,475
                                            -----------          ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         3,763                 2,940                    --
 Payable for fund shares purchased                   --                    --                 1,482
 Other liabilities                                   --                     3                    --
                                            -----------          ------------          ------------
 Total Liabilities                                3,763                 2,943                 1,482
                                            -----------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,295,188           $11,624,422           $10,564,993
                                            ===========          ============          ============


                                             HARTFORD              HARTFORD
                                           MIDCAP VALUE          MONEY MARKET
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     220,934            39,799,986
   Class IB                                          --                    --
   Other class                                       --                    --
                                            ===========          ============
  Cost:
   Class IA                                  $2,495,790           $39,799,986
   Class IB                                          --                    --
   Other class                                       --                    --
                                            ===========          ============
  Market Value:
   Class IA                                  $1,285,093           $39,799,986
   Class IB                                          --                    --
   Other class                                       --                    --
 Due from Hartford Life Insurance
  Company                                            --                19,387
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    13
                                            -----------          ------------
 Total Assets                                 1,285,093            39,819,386
                                            -----------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    --
 Payable for fund shares purchased                   --                19,387
 Other liabilities                                   --                    --
                                            -----------          ------------
 Total Liabilities                                   --                19,387
                                            -----------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,285,093           $39,799,999
                                            ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                            HARTFORD
                                              HARTFORD              HARTFORD            U.S. GOVERNMENT
                                           SMALL COMPANY              STOCK                SECURITIES
                                              HLS FUND              HLS FUND                HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (B)(D)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     643,252                713,248                484,962
   Class IB                                          --                     --                     --
   Other class                                       --                     --                     --
                                             ==========            ===========             ==========
  Cost:
   Class IA                                  $10,968,718           $29,322,711             $5,184,365
   Class IB                                          --                     --                     --
   Other class                                       --                     --                     --
                                             ==========            ===========             ==========
  Market Value:
   Class IA                                  $7,080,298            $18,447,390             $4,942,511
   Class IB                                          --                     --                     --
   Other class                                       --                     --                     --
 Due from Hartford Life Insurance
  Company                                        78,831                     --                  1,565
 Receivable from fund shares sold                    --                 59,232                     --
 Other assets                                         1                      4                     --
                                             ----------            -----------             ----------
 Total Assets                                 7,159,130             18,506,626              4,944,076
                                             ----------            -----------             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                 59,232                     --
 Payable for fund shares purchased               78,831                     --                  1,565
 Other liabilities                                   --                     --                     --
                                             ----------            -----------             ----------
 Total Liabilities                               78,831                 59,232                  1,565
                                             ----------            -----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $7,080,299            $18,447,394             $4,942,511
                                             ==========            ===========             ==========

                                              HARTFORD
                                               VALUE              LORD ABBETT           LORD ABBETT
                                           OPPORTUNITIES        AMERICA'S VALUE       BOND-DEBENTURE
                                              HLS FUND             PORTFOLIO               FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     237,671                   --                   --
   Class IB                                          --                   --                   --
   Other class                                       --               63,151                4,782
                                             ==========             ========              =======
  Cost:
   Class IA                                  $3,360,177                   --                   --
   Class IB                                          --                   --                   --
   Other class                                       --             $933,536              $53,220
                                             ==========             ========              =======
  Market Value:
   Class IA                                  $2,085,367                   --                   --
   Class IB                                          --                   --                   --
   Other class                                       --             $633,409              $42,659
 Due from Hartford Life Insurance
  Company                                            --                   --                   --
 Receivable from fund shares sold                    --                   --                   --
 Other assets                                        --                   --                   --
                                             ----------             --------              -------
 Total Assets                                 2,085,367              633,409               42,659
                                             ----------             --------              -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                   --                   --
 Payable for fund shares purchased                   --                   --                   --
 Other liabilities                                   --                   --                   --
                                             ----------             --------              -------
 Total Liabilities                                   --                   --                   --
                                             ----------             --------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,085,367             $633,409              $42,659
                                             ==========             ========              =======

                                           LORD ABBETT
                                            GROWTH AND
                                              INCOME          MFS INVESTORS
                                            PORTFOLIO          TRUST SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                  --
   Class IB                                        --                  --
   Other class                                 16,468              17,987
                                             ========            ========
  Cost:
   Class IA                                        --                  --
   Class IB                                        --                  --
   Other class                               $444,459            $276,979
                                             ========            ========
  Market Value:
   Class IA                                        --                  --
   Class IB                                        --                  --
   Other class                               $284,397            $263,335
 Due from Hartford Life Insurance
  Company                                          --                  --
 Receivable from fund shares sold                  --                  --
 Other assets                                      --                  --
                                             --------            --------
 Total Assets                                 284,397             263,335
                                             --------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --
 Payable for fund shares purchased                 --                  --
 Other liabilities                                 --                  --
                                             --------            --------
 Total Liabilities                                 --                  --
                                             --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $284,397            $263,335
                                             ========            ========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) From inception August 22, 2008 to December 31, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              MFS NEW               MFS TOTAL              MFS VALUE
                                          DISCOVERY SERIES        RETURN SERIES             SERIES
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                      --                   --
   Class IB                                          --                      --                   --
   Other class                                   23,856                 120,341                7,751
                                             ==========            ============            =========
  Cost:
   Class IA                                          --                      --                   --
   Class IB                                          --                      --                   --
   Other class                                 $305,643              $2,396,278              $95,152
                                             ==========            ============            =========
  Market Value:
   Class IA                                          --                      --                   --
   Class IB                                          --                      --                   --
   Other class                                 $196,335              $1,855,660              $75,653
 Due from Hartford Life Insurance
  Company                                            --                      --                   --
 Receivable from fund shares sold                    --                  10,834                   --
 Other assets                                        --                      --                   --
                                             ----------            ------------            ---------
 Total Assets                                   196,335               1,866,494               75,653
                                             ----------            ------------            ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                  10,834                   --
 Payable for fund shares purchased                   --                      --                   --
 Other liabilities                                   --                      --                   --
                                             ----------            ------------            ---------
 Total Liabilities                                   --                  10,834                   --
                                             ----------            ------------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $196,335              $1,855,660              $75,653
                                             ==========            ============            =========

                                           VAN KAMPEN --        VAN KAMPEN --
                                            UIF MID CAP            UIF U.S.             OPPENHEIMER
                                              GROWTH            MID CAP VALUE             CAPITAL
                                             PORTFOLIO            PORTFOLIO          APPRECIATION FUND
                                          SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                         --                    --                     --
   Class IB                                         --                    --                     --
   Other class                                   1,610                20,738                  9,106
                                             =========            ==========             ==========
  Cost:
   Class IA                                         --                    --                     --
   Class IB                                         --                    --                     --
   Other class                                 $14,563              $355,452               $346,901
                                             =========            ==========             ==========
  Market Value:
   Class IA                                         --                    --                     --
   Class IB                                         --                    --                     --
   Other class                                  $9,288              $158,436               $231,472
 Due from Hartford Life Insurance
  Company                                           --                    --                     --
 Receivable from fund shares sold                   --                    --                     --
 Other assets                                       --                    --                     --
                                             ---------            ----------             ----------
 Total Assets                                    9,288               158,436                231,472
                                             ---------            ----------             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                    --                     --
 Payable for fund shares purchased                  --                    --                     --
 Other liabilities                                  --                    --                     --
                                             ---------            ----------             ----------
 Total Liabilities                                  --                    --                     --
                                             ---------            ----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $9,288              $158,436               $231,472
                                             =========            ==========             ==========


                                             OPPENHEIMER            OPPENHEIMER
                                          GLOBAL SECURITIES         MAIN STREET
                                               FUND/VA                FUND/VA
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                            --                    --
   Class IB                                            --                    --
   Other class                                     35,347                16,930
                                             ============            ==========
  Cost:
   Class IA                                            --                    --
   Class IB                                            --                    --
   Other class                                 $1,179,871              $430,096
                                             ============            ==========
  Market Value:
   Class IA                                            --                    --
   Class IB                                            --                    --
   Other class                                   $707,638              $244,132
 Due from Hartford Life Insurance
  Company                                              --                    --
 Receivable from fund shares sold                      --                    --
 Other assets                                          --                    --
                                             ------------            ----------
 Total Assets                                     707,638               244,132
                                             ------------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                              --                    --
 Payable for fund shares purchased                     --                    --
 Other liabilities                                     --                    --
                                             ------------            ----------
 Total Liabilities                                     --                    --
                                             ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                    $707,638              $244,132
                                             ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   OPPENHEIMER
                                   MAIN STREET         PUTNAM VT          PUTNAM VT
                                    SMALL CAP         DIVERSIFIED        GLOBAL ASSET
                                     FUND/VA          INCOME FUND      ALLOCATION FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --             57,437             109,892
   Class IB                                --              7,024                  --
   Other class                          3,576                 --                  --
                                     ========          =========          ==========
  Cost:
   Class IA                                --           $628,926          $1,494,526
   Class IB                                --             52,480                  --
   Other class                        $52,927                 --                  --
                                     ========          =========          ==========
  Market Value:
   Class IA                                --           $328,537          $1,194,530
   Class IB                                --             39,894                  --
   Other class                        $37,692                 --                  --
 Due from Hartford Life
  Insurance Company                        --                 --                  --
 Receivable from fund shares
  sold                                     --                 --                  --
 Other assets                              --                 --                  --
                                     --------          ---------          ----------
 Total Assets                          37,692            368,431           1,194,530
                                     --------          ---------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                  --                 --                  --
 Payable for fund shares
  purchased                                --                 --                  --
 Other liabilities                         --                 --                  --
                                     --------          ---------          ----------
 Total Liabilities                         --                 --                  --
                                     --------          ---------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $37,692           $368,431          $1,194,530
                                     ========          =========          ==========


                                      PUTNAM VT            PUTNAM VT           PUTNAM VT
                                       GLOBAL             GROWTH AND            HEALTH
                                     EQUITY FUND          INCOME FUND        SCIENCES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              756,682            1,146,215             27,289
   Class IB                                2,840               14,999                 --
   Other class                                --                   --                 --
                                     ===========          ===========          =========
  Cost:
   Class IA                          $11,360,647          $24,899,089           $274,007
   Class IB                               30,537              337,876                 --
   Other class                                --                   --                 --
                                     ===========          ===========          =========
  Market Value:
   Class IA                           $5,902,118          $13,227,319           $303,179
   Class IB                               21,985              172,038                 --
   Other class                                --                   --                 --
 Due from Hartford Life
  Insurance Company                           65                   --                 --
 Receivable from fund shares
  sold                                        --                3,145                 --
 Other assets                                 --                   --                 --
                                     -----------          -----------          ---------
 Total Assets                          5,924,168           13,402,502            303,179
                                     -----------          -----------          ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                     --                3,145                 --
 Payable for fund shares
  purchased                                   65                   --                 --
 Other liabilities                            --                   --                 --
                                     -----------          -----------          ---------
 Total Liabilities                            65                3,145                 --
                                     -----------          -----------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $5,924,103          $13,399,357           $303,179
                                     ===========          ===========          =========


                                     PUTNAM VT
                                        HIGH             PUTNAM VT
                                     YIELD FUND         INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             725,142             497,551
   Class IB                             133,486              53,788
   Other class                               --                  --
                                     ==========          ==========
  Cost:
   Class IA                          $9,162,929          $6,494,115
   Class IB                             976,492             669,969
   Other class                               --                  --
                                     ==========          ==========
  Market Value:
   Class IA                          $3,640,215          $4,487,907
   Class IB                             664,760             481,938
   Other class                               --                  --
 Due from Hartford Life
  Insurance Company                          --                 677
 Receivable from fund shares
  sold                                       --                  --
 Other assets                                --                  --
                                     ----------          ----------
 Total Assets                         4,304,975           4,970,522
                                     ----------          ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                    --                  --
 Payable for fund shares
  purchased                                  --                 677
 Other liabilities                           --                  --
                                     ----------          ----------
 Total Liabilities                           --                 677
                                     ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $4,304,975          $4,969,845
                                     ==========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT
                                          INTERNATIONAL          PUTNAM VT              PUTNAM VT
                                            GROWTH AND         INTERNATIONAL        INTERNATIONAL NEW
                                           INCOME FUND          EQUITY FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    19,702               532,417                 9,301
   Class IB                                        --                26,572                    --
   Other class                                     --                    --                    --
                                             ========            ==========              ========
  Cost:
   Class IA                                  $271,154            $9,024,408              $122,152
   Class IB                                        --               431,408                    --
   Other class                                     --                    --                    --
                                             ========            ==========              ========
  Market Value:
   Class IA                                  $141,855            $4,770,460              $108,540
   Class IB                                        --               236,225                    --
   Other class                                     --                    --                    --
 Due from Hartford Life Insurance
  Company                                          --                    --                    --
 Receivable from fund shares sold                  --                   284                    --
 Other assets                                      --                    --                    --
                                             --------            ----------              --------
 Total Assets                                 141,855             5,006,969               108,540
                                             --------            ----------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   284                    --
 Payable for fund shares purchased                 --                    --                    --
 Other liabilities                                 --                    --                    --
                                             --------            ----------              --------
 Total Liabilities                                 --                   284                    --
                                             --------            ----------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $141,855            $5,006,685              $108,540
                                             ========            ==========              ========


                                                                 PUTNAM VT             PUTNAM VT
                                             PUTNAM VT             MONEY                  NEW
                                          INVESTORS FUND        MARKET FUND        OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     24,134             136,895                516,198
   Class IB                                         --                  --                  1,581
   Other class                                      --                  --                     --
                                             =========            ========             ==========
  Cost:
   Class IA                                   $275,924            $136,895             $8,871,470
   Class IB                                         --                  --                 28,063
   Other class                                      --                  --                     --
                                             =========            ========             ==========
  Market Value:
   Class IA                                   $168,693            $136,895             $6,808,655
   Class IB                                         --                  --                 20,526
   Other class                                      --                  --                     --
 Due from Hartford Life Insurance
  Company                                           --                  --                     --
 Receivable from fund shares sold                   --                  --                  6,199
 Other assets                                       --                  --                     --
                                             ---------            --------             ----------
 Total Assets                                  168,693             136,895              6,835,380
                                             ---------            --------             ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                  --                  6,199
 Payable for fund shares purchased                  --                  --                     --
 Other liabilities                                  --                  --                     --
                                             ---------            --------             ----------
 Total Liabilities                                  --                  --                  6,199
                                             ---------            --------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $168,693            $136,895             $6,829,181
                                             =========            ========             ==========


                                            PUTNAM VT            PUTNAM VT
                                               NEW             OTC & EMERGING
                                            VALUE FUND          GROWTH FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    34,682               32,233
   Class IB                                        --                   --
   Other class                                     --                   --
                                             ========             ========
  Cost:
   Class IA                                  $397,347             $513,523
   Class IB                                        --                   --
   Other class                                     --                   --
                                             ========             ========
  Market Value:
   Class IA                                  $233,062             $146,339
   Class IB                                        --                   --
   Other class                                     --                   --
 Due from Hartford Life Insurance
  Company                                          --                   --
 Receivable from fund shares sold                  --                   --
 Other assets                                      --                   --
                                             --------             --------
 Total Assets                                 233,062              146,339
                                             --------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   --
 Payable for fund shares purchased                 --                   --
 Other liabilities                                 --                   --
                                             --------             --------
 Total Liabilities                                 --                   --
                                             --------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $233,062             $146,339
                                             ========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT             PUTNAM VT               PUTNAM VT
                                            SMALL CAP         THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                            VALUE FUND          FUND OF BOSTON           INCOME FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                        --                25,196                  67,208
   Class IB                                    35,165                    --                      --
   Other class                                     --                    --                      --
                                             ========              ========                ========
  Cost:
   Class IA                                        --              $258,217                $784,166
   Class IB                                  $681,150                    --                      --
   Other class                                     --                    --                      --
                                             ========              ========                ========
  Market Value:
   Class IA                                        --              $144,875                $961,753
   Class IB                                  $299,960                    --                      --
   Other class                                     --                    --                      --
 Due from Hartford Life Insurance
  Company                                          --                    --                      --
 Receivable from fund shares sold                  --                    --                      --
 Other assets                                      --                    --                      --
                                             --------              --------                --------
 Total Assets                                 299,960               144,875                 961,753
                                             --------              --------                --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                      --
 Payable for fund shares purchased                 --                    --                      --
 Other liabilities                                 --                    --                      --
                                             --------              --------                --------
 Total Liabilities                                 --                    --                      --
                                             --------              --------                --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $299,960              $144,875                $961,753
                                             ========              ========                ========

                                                                                         PUTNAM VT
                                            PUTNAM VT             PUTNAM VT               CAPITAL
                                            VISTA FUND          VOYAGER FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    14,520                737,102                    --
   Class IB                                        --                 10,568                57,067
   Other class                                     --                     --                    --
                                             ========            ===========              ========
  Cost:
   Class IA                                  $250,311            $20,532,098                    --
   Class IB                                        --                282,414              $860,063
   Other class                                     --                     --                    --
                                             ========            ===========              ========
  Market Value:
   Class IA                                  $123,417            $14,845,241                    --
   Class IB                                        --                211,151              $501,615
   Other class                                     --                     --                    --
 Due from Hartford Life Insurance
  Company                                          --                     --                   339
 Receivable from fund shares sold                  --                 12,389                    --
 Other assets                                      --                     --                    --
                                             --------            -----------              --------
 Total Assets                                 123,417             15,068,781               501,954
                                             --------            -----------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                 12,389                    --
 Payable for fund shares purchased                 --                     --                   339
 Other liabilities                                 --                     --                    --
                                             --------            -----------              --------
 Total Liabilities                                 --                 12,389                   339
                                             --------            -----------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $123,417            $15,056,392              $501,615
                                             ========            ===========              ========

                                             PUTNAM VT           VAN KAMPEN LIT
                                               EQUITY               COMSTOCK
                                            INCOME FUND            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                          --                    --
   Class IB                                     102,739                    --
   Other class                                       --                79,213
                                             ==========            ==========
  Cost:
   Class IA                                          --                    --
   Class IB                                  $1,112,652                    --
   Other class                                       --            $1,049,375
                                             ==========            ==========
  Market Value:
   Class IA                                          --                    --
   Class IB                                    $993,486                    --
   Other class                                       --              $651,130
 Due from Hartford Life Insurance
  Company                                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                   993,486               651,130
                                             ----------            ----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $993,486              $651,130
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                  UNITS
                                                                                 OWNED BY                UNIT           CONTRACT
SUB-ACCOUNT                                                                    PARTICIPANTS          FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio -- Class B                     196,348             $6.074134       $1,192,641
AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B                     261,864              7.489616        1,961,259
AllianceBernstein VPS International Growth Portfolio -- Class B                     80,777              5.989175          483,787
AIM V.I. Capital Appreciation Fund -- Class S1                                      26,406              7.254268          191,554
AIM V.I. Core Equity Fund -- Class S1                                                8,735             10.957579           95,720
AIM V.I. International Growth Fund -- Class S1                                      10,749              6.495072           69,815
AIM V.I. Mid Cap Core Equity Fund -- Class S1                                      100,975             12.155426        1,227,399
AIM V.I. Small Cap Equity Fund -- Class S1                                          18,619              8.853684          164,851
AIM V.I. Capital Development Fund -- Class S1                                       28,661              7.052376          202,129
American Funds Asset Allocation Fund -- Class 2                                    653,850             11.262300        7,363,851
American Funds Blue Chip Income and Growth Fund -- Class 2                         373,024             10.382553        3,872,938
American Funds Bond Fund -- Class 2                                                639,594             11.107228        7,104,117
American Funds Global Growth Fund -- Class 2                                     4,216,349              1.058316        4,462,229
American Funds Growth Fund -- Class 2                                           17,907,872              0.742443       13,295,575
American Funds Growth-Income Fund -- Class 2                                    14,376,114              0.952901       13,699,014
American Funds International Fund -- Class 2                                       543,321             15.043908        8,173,667
American Funds New World Fund -- Class 2                                           160,830             18.002579        2,895,353
American Funds Global Small Capitalization Fund -- Class 2                       2,236,900              1.147402        2,566,623
Fidelity VIP Asset Manager Portfolio -- Class INIT                                 461,229              1.871681          863,274
Fidelity VIP Equity-Income Portfolio -- Class INIT                               5,171,562              1.919982        9,929,307
Fidelity VIP Equity-Income Portfolio -- Class SRV2                                  50,190              7.215315          362,134
Fidelity VIP Contrafund(R) Portfolio -- Class SRV2                                 290,315              8.007735        2,324,762
Fidelity VIP Overseas Portfolio -- Class INIT                                      636,640              1.673907        1,065,676
Fidelity VIP Mid Cap Portfolio -- Class SRV2                                       196,161              8.324310        1,632,904
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2                                   12,236              7.810650           95,573
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2                                    7,182              7.169550           51,489
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2                                      174              6.707483            1,170
Franklin Income Securities Fund -- Class 2                                         245,846              8.351913        2,053,288
Franklin Small Cap Value Securities Fund -- Class 2                                190,433             12.530774        2,386,273
Franklin Strategic Income Securities Fund -- Class 1                                40,493              8.855462          358,588
Mutual Shares Securities Fund -- Class 2                                           319,099             10.912235        3,482,079
Templeton Growth Securities Fund -- Class 2                                         50,989              6.895852          351,615
Mutual Discovery Securities Fund -- Class 2                                        112,686              9.148724        1,030,929
Templeton Global Income Securities Fund -- Class 2                                  78,516             11.691131          917,944
Hartford Advisers HLS Fund -- Class IA                                           7,847,340              2.329770       18,282,497
Hartford Total Return Bond HLS Fund -- Class IA                                  9,460,842              2.284046       21,608,998
Hartford Capital Appreciation HLS Fund -- Class IA                              12,249,300              4.175508       51,147,052
Hartford Dividend and Growth HLS Fund -- Class IA                                6,482,446              2.975883       19,291,000
Hartford Global Advisers HLS Fund -- Class IA                                       32,185              1.206928           38,845
Hartford Global Equity HLS Fund -- Class IA                                          3,774              6.096042           23,007
Hartford Global Growth HLS Fund -- Class IA                                         47,411              0.768187           36,421
Hartford Disciplined Equity HLS Fund -- Class IA                                 1,339,961              1.043087        1,397,696
Hartford Growth Opportunities HLS Fund -- Class IA                                 147,838             12.987431        1,920,034
Hartford Index HLS Fund -- Class IA                                              5,310,103              2.490602       13,225,353
Hartford International Small Company HLS Fund -- Class IA                           89,170             14.524923        1,295,188
Hartford International Opportunities HLS Fund -- Class IA                        5,362,313              2.167800       11,624,422
Hartford MidCap HLS Fund -- Class IA                                             3,898,288              2.710162       10,564,993
Hartford MidCap Value HLS Fund -- Class IA                                         110,777             11.600671        1,285,093
Hartford Money Market HLS Fund -- Class IA                                      22,166,465              1.795505       39,799,999
Hartford Small Company HLS Fund -- Class IA                                      4,682,220              1.512167        7,080,299
Hartford Stock HLS Fund -- Class IA                                              7,963,174              2.316588       18,447,394
Hartford U.S. Government Securities HLS Fund -- Class IA                           496,367              9.957373        4,942,511
Hartford Value Opportunities HLS Fund -- Class IA                                  200,046             10.424442        2,085,367
Lord Abbett America's Value Portfolio -- Class VC                                   72,550              8.730699          633,409
Lord Abbett Bond-Debenture Fund -- Class VC                                          5,059              8.432890           42,659
Lord Abbett Growth and Income Portfolio -- Class VC                                 35,557              7.998229          284,397
MFS Investors Trust Series -- Class INIT                                            30,246              8.706510          263,335
MFS New Discovery Series -- Class INIT                                              20,524              9.566346          196,335
MFS Total Return Series -- Class INIT                                              165,688             11.199735        1,855,660
MFS Value Series -- Class INIT                                                      10,265              7.370068           75,653

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                  UNITS
                                                                                 OWNED BY                UNIT           CONTRACT
SUB-ACCOUNT                                                                    PARTICIPANTS          FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen -- UIF Mid Cap Growth Portfolio -- Class II                               1,572             $5.909437           $9,288
Van Kampen -- UIF U.S. Mid Cap Value Portfolio -- Class II                          25,140              6.302084          158,436
Oppenheimer Capital Appreciation Fund -- Class SRV                                  33,362              6.938164          231,472
Oppenheimer Global Securities Fund/VA -- Class SRV                                  88,935              7.956807          707,638
Oppenheimer Main Street Fund/VA -- Class SRV                                        32,111              7.602822          244,132
Oppenheimer Main Street Small Cap Fund/VA -- Class SRV                               5,513              6.836775           37,692
Putnam VT Diversified Income Fund -- Class IA                                       21,948             14.968756          328,537
Putnam VT Diversified Income Fund -- Class IB                                        5,548              7.191250           39,894
Putnam VT Global Asset Allocation Fund -- Class IA                                  60,372             19.786145        1,194,530
Putnam VT Global Equity Fund -- Class IA                                           330,704             17.847130        5,902,118
Putnam VT Global Equity Fund -- Class IB                                             2,090             10.521629           21,985
Putnam VT Growth and Income Fund -- Class IA                                       613,916             21.545827       13,227,319
Putnam VT Growth and Income Fund -- Class IB                                        19,395              8.870392          172,038
Putnam VT Health Sciences Fund -- Class IA                                          25,448             11.913774          303,179
Putnam VT High Yield Fund -- Class IA                                              189,403             19.219456        3,640,215
Putnam VT High Yield Fund -- Class IB                                               63,498             10.468992          664,760
Putnam VT Income Fund -- Class IA                                                  261,941             17.133269        4,487,907
Putnam VT Income Fund -- Class IB                                                   54,137              8.902167          481,938
Putnam VT International Growth and Income Fund -- Class IA                          11,800             12.021934          141,855
Putnam VT International Equity Fund -- Class IA                                    388,356             12.283717        4,770,460
Putnam VT International Equity Fund -- Class IB                                     19,722             11.977464          236,225
Putnam VT International New Opportunities Fund -- Class IA                           9,685             11.206894          108,540
Putnam VT Investors Fund -- Class IA                                                23,939              7.046749          168,693
Putnam VT Money Market Fund -- Class IA                                             76,218              1.796082          136,895
Putnam VT New Opportunities Fund -- Class IA                                       427,519             15.925954        6,808,655
Putnam VT New Opportunities Fund -- Class IB                                         2,088              9.829288           20,526
Putnam VT New Value Fund -- Class IA                                                20,344             11.455993          233,062
Putnam VT OTC & Emerging Growth Fund -- Class IA                                    29,831              4.905646          146,339
Putnam VT Small Cap Value Fund -- Class IB                                          48,023              6.246201          299,960
Putnam VT The George Putnam Fund of Boston -- Class IA                              15,122              9.580101          144,875
Putnam VT Utilities Growth and Income Fund -- Class IA                              36,228             26.547468          961,753
Putnam VT Vista Fund -- Class IA                                                    15,937              7.744085          123,417
Putnam VT Voyager Fund -- Class IA                                                 689,258             21.538000       14,845,241
Putnam VT Voyager Fund -- Class IB                                                  24,212              8.721088          211,151
Putnam VT Capital Opportunities Fund -- Class IB                                    47,446             10.572218          501,615
Putnam VT Equity Income Fund -- Class IB                                            87,743             11.322627          993,486
Van Kampen LIT Comstock Portfolio -- Class II                                       86,205              7.553239          651,130

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL             SMALL/MID CAP             INTERNATIONAL
                                            VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $15,871                   $11,485                     $ --
                                              ------------              ------------               ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                         724                    (5,467)                  (2,259)
 Net realized gain on distributions                113,549                   270,504                   11,929
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,351,469)               (1,364,015)                (412,308)
                                              ------------              ------------               ----------
  Net gain (loss) on investments                (1,237,196)               (1,098,978)                (402,638)
                                              ------------              ------------               ----------
  Net increase (decrease) in net
   assets resulting from operations            $(1,221,325)              $(1,087,493)               $(402,638)
                                              ============              ============               ==========

                                              AIM V.I.              AIM V.I.             AIM V.I.
                                               CAPITAL                CORE            INTERNATIONAL
                                          APPRECIATION FUND       EQUITY FUND          GROWTH FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --               $2,716                 $537
                                             -----------           ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (8,951)                (834)                 (21)
 Net realized gain on distributions                   --                   --                1,297
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (136,420)             (39,614)             (16,486)
                                             -----------           ----------           ----------
  Net gain (loss) on investments                (145,371)             (40,448)             (15,210)
                                             -----------           ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations            $(145,371)            $(37,732)            $(14,673)
                                             ===========           ==========           ==========

                                             AIM V.I.             AIM V.I.
                                           MID CAP CORE           SMALL CAP
                                            EQUITY FUND          EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $21,192                 $ --
                                            -----------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (378,876)                 737
 Net realized gain on distributions             154,113                  701
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (577,473)             (64,551)
                                            -----------          -----------
  Net gain (loss) on investments               (802,236)             (63,113)
                                            -----------          -----------
  Net increase (decrease) in net
   assets resulting from operations           $(781,044)            $(63,113)
                                            ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                      AMERICAN FUNDS
                                             AIM V.I.           AMERICAN FUNDS          BLUE CHIP
                                              CAPITAL               ASSET               INCOME AND
                                         DEVELOPMENT FUND      ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $242,171              $106,819
                                             ---------           ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (11,962)              (193,837)             (100,226)
 Net realized gain on distributions             40,452                409,199               356,391
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (213,913)            (3,700,239)           (2,669,404)
                                             ---------           ------------          ------------
  Net gain (loss) on investments              (185,423)            (3,484,877)           (2,413,239)
                                             ---------           ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(185,423)           $(3,242,706)          $(2,306,420)
                                             =========           ============          ============


                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS           GLOBAL            AMERICAN FUNDS
                                            BOND FUND           GROWTH FUND           GROWTH FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $433,174              $113,725              $162,855
                                            ----------          ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (52,956)             (170,964)             (276,111)
 Net realized gain on distributions             21,223               551,738             2,280,549
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,178,041)           (3,517,150)          (12,787,236)
                                            ----------          ------------          ------------
  Net gain (loss) on investments            (1,209,774)           (3,136,376)          (10,782,798)
                                            ----------          ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(776,600)          $(3,022,651)         $(10,619,943)
                                            ==========          ============          ============


                                           AMERICAN FUNDS         AMERICAN FUNDS
                                         GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $327,129              $227,314
                                             ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (175,346)             (282,745)
 Net realized gain on distributions             1,254,293             1,661,655
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (9,909,429)           (8,174,475)
                                             ------------          ------------
  Net gain (loss) on investments               (8,830,482)           (6,795,565)
                                             ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations           $(8,503,353)          $(6,568,251)
                                             ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                           NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $68,394                   $ --               $29,978
                                            ------------           ------------           -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (318,481)              (164,626)              (18,157)
 Net realized gain on distributions              453,081                628,518               124,556
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,647,395)            (3,620,728)             (504,997)
                                            ------------           ------------           -----------
  Net gain (loss) on investments              (2,512,795)            (3,156,836)             (398,598)
                                            ------------           ------------           -----------
  Net increase (decrease) in net
   assets resulting from operations          $(2,444,401)           $(3,156,836)            $(368,620)
                                            ============           ============           ===========

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                           EQUITY-INCOME         CONTRAFUND(R)            OVERSEAS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $381,746               $26,539               $41,629
                                            ------------          ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (464,594)              (86,527)              (35,504)
 Net realized gain on distributions               16,672                74,493               206,358
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,043,888)           (1,685,281)           (1,104,405)
                                            ------------          ------------          ------------
  Net gain (loss) on investments              (8,491,810)           (1,697,315)             (933,551)
                                            ------------          ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(8,110,064)          $(1,670,776)            $(891,922)
                                            ============          ============          ============

                                            FIDELITY VIP         FIDELITY VIP
                                              MID CAP            FREEDOM 2010
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                        $4,977             $3,113
                                            ------------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (40,839)               (81)
 Net realized gain on distributions              307,544              2,939
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,292,023)            (5,246)
                                            ------------           --------
  Net gain (loss) on investments              (1,025,318)            (2,388)
                                            ------------           --------
  Net increase (decrease) in net
   assets resulting from operations          $(1,020,341)              $725
                                            ============           ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            FIDELITY VIP           FIDELITY VIP             FRANKLIN
                                            FREEDOM 2020           FREEDOM 2030              INCOME
                                              PORTFOLIO              PORTFOLIO          SECURITIES FUND
                                           SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $1,588                  $34                 $127,806
                                              ---------                -----               ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (61)                 (50)                 (13,433)
 Net realized gain on distributions               1,900                   68                   53,515
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (13,132)                (160)                (996,657)
                                              ---------                -----               ----------
  Net gain (loss) on investments                (11,293)                (142)                (956,575)
                                              ---------                -----               ----------
  Net increase (decrease) in net
   assets resulting from operations             $(9,705)               $(108)               $(828,769)
                                              =========                =====               ==========

                                              FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC
                                                VALUE                 INCOME              MUTUAL SHARES
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (A)          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $47,377                $1,036                $157,722
                                             -----------             ---------             -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (82,896)                 (155)               (103,207)
 Net realized gain on distributions              328,122                    36                 224,334
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,404,230)              (35,749)             (2,419,152)
                                             -----------             ---------             -----------
  Net gain (loss) on investments              (1,159,004)              (35,868)             (2,298,025)
                                             -----------             ---------             -----------
  Net increase (decrease) in net
   assets resulting from operations          $(1,111,627)             $(34,832)            $(2,140,303)
                                             ===========             =========             ===========


                                             TEMPLETON
                                               GROWTH            MUTUAL DISCOVERY
                                          SECURITIES FUND        SECURITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $7,954                $25,693
                                             ----------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (4,823)                (2,480)
 Net realized gain on distributions              31,344                 48,135
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (273,095)              (440,221)
                                             ----------             ----------
  Net gain (loss) on investments               (246,574)              (394,566)
                                             ----------             ----------
  Net increase (decrease) in net
   assets resulting from operations           $(238,620)             $(368,873)
                                             ==========             ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                             TEMPLETON             HARTFORD                 TOTAL
                                           GLOBAL INCOME           ADVISERS              RETURN BOND
                                          SECURITIES FUND          HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $21,653                $753,827             $1,580,406
                                              -------             -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    841                (660,724)              (486,702)
 Net realized gain on distributions                --                 161,633                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      9,178              (9,533,672)            (3,050,206)
                                              -------             -----------            -----------
  Net gain (loss) on investments               10,019             (10,032,763)            (3,536,908)
                                              -------             -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $31,672             $(9,278,936)           $(1,956,502)
                                              =======             ===========            ===========

                                               HARTFORD               HARTFORD              HARTFORD
                                               CAPITAL                DIVIDEND               GLOBAL
                                             APPRECIATION            AND GROWTH             ADVISERS
                                               HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,439,818               $579,011              $2,346
                                             ------------            -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (1,378,141)              (409,320)               (611)
 Net realized gain on distributions             8,230,472                546,934               1,035
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (53,676,361)           (10,300,648)            (23,196)
                                             ------------            -----------            --------
  Net gain (loss) on investments              (46,824,030)           (10,163,034)            (22,772)
                                             ------------            -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $(45,384,212)           $(9,584,023)           $(20,426)
                                             ============            ===========            ========


                                               HARTFORD              HARTFORD
                                            GLOBAL EQUITY         GLOBAL GROWTH
                                               HLS FUND              HLS FUND
                                          SUB-ACCOUNT (B)(C)       SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $213                  $416
                                               --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   17,446                (2,540)
 Net realized gain on distributions                  --                 3,432
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (38,622)              (66,099)
                                               --------              --------
  Net gain (loss) on investments                (21,176)              (65,207)
                                               --------              --------
  Net increase (decrease) in net
   assets resulting from operations            $(20,963)             $(64,791)
                                               ========              ========

(b) From inception August 22, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD
                                            DISCIPLINED              GROWTH                HARTFORD
                                               EQUITY             OPPORTUNITIES              INDEX
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $22,458                $11,245               $395,056
                                             ----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (12,565)              (360,249)              (820,875)
 Net realized gain on distributions             181,106                109,616                447,734
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,035,551)            (1,489,719)            (8,595,780)
                                             ----------            -----------            -----------
  Net gain (loss) on investments               (867,010)            (1,740,352)            (8,968,921)
                                             ----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(844,552)           $(1,729,107)           $(8,573,865)
                                             ==========            ===========            ===========

                                              HARTFORD              HARTFORD
                                           INTERNATIONAL          INTERNATIONAL            HARTFORD
                                           SMALL COMPANY          OPPORTUNITIES             MIDCAP
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $23,621               $351,878                $80,325
                                             ----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (19,541)              (266,230)            (1,156,533)
 Net realized gain on distributions              55,477                687,635                846,338
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,030,840)            (9,135,823)            (6,523,976)
                                             ----------            -----------            -----------
  Net gain (loss) on investments               (994,904)            (8,714,418)            (6,834,171)
                                             ----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(971,283)           $(8,362,540)           $(6,753,846)
                                             ==========            ===========            ===========


                                              HARTFORD             HARTFORD
                                            MIDCAP VALUE         MONEY MARKET
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $13,402            $756,096
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (103,979)                 --
 Net realized gain on distributions             390,406                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,141,883)                 --
                                             ----------            --------
  Net gain (loss) on investments               (855,456)                 --
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations           $(842,054)           $756,096
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                             HARTFORD              HARTFORD         U.S. GOVERNMENT
                                           SMALL COMPANY            STOCK              SECURITIES
                                             HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (B)(D)
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $10,328              $568,195            $352,331
                                            -----------          ------------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (609,964)             (778,679)           (604,940)
 Net realized gain on distributions              35,508               176,586                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (4,885,243)          (14,956,730)             53,615
                                            -----------          ------------          ----------
  Net gain (loss) on investments             (5,459,699)          (15,558,823)           (551,325)
                                            -----------          ------------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $(5,449,371)         $(14,990,628)          $(198,994)
                                            ===========          ============          ==========

                                             HARTFORD
                                               VALUE            LORD ABBETT         LORD ABBETT
                                           OPPORTUNITIES      AMERICA'S VALUE     BOND-DEBENTURE
                                             HLS FUND            PORTFOLIO             FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $45,593             $30,935             $3,258
                                            -----------          ----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (51,742)               (575)               (60)
 Net realized gain on distributions              15,998              18,567                124
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,146,046)           (263,690)           (10,561)
                                            -----------          ----------          ---------
  Net gain (loss) on investments             (1,181,790)           (245,698)           (10,497)
                                            -----------          ----------          ---------
  Net increase (decrease) in net
   assets resulting from operations         $(1,136,197)          $(214,763)           $(7,239)
                                            ===========          ==========          =========

                                           LORD ABBETT
                                            GROWTH AND
                                              INCOME          MFS INVESTORS
                                            PORTFOLIO         TRUST SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                      $5,817               $474
                                            ----------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (399)            (4,955)
 Net realized gain on distributions              1,362              3,910
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (151,735)           (16,273)
                                            ----------          ---------
  Net gain (loss) on investments              (150,772)           (17,318)
                                            ----------          ---------
  Net increase (decrease) in net
   assets resulting from operations          $(144,955)          $(16,844)
                                            ==========          =========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) From inception August 22, 2008 to December 31, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              MFS NEW             MFS TOTAL            MFS VALUE
                                         DISCOVERY SERIES       RETURN SERIES            SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --              $72,625                 $ --
                                             ---------            ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (252,475)             (60,246)                (102)
 Net realized gain on distributions             46,878              143,847                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (160,855)            (748,526)             (19,499)
                                             ---------            ---------             --------
  Net gain (loss) on investments              (366,452)            (664,925)             (19,601)
                                             ---------            ---------             --------
  Net increase (decrease) in net
   assets resulting from operations          $(366,452)           $(592,300)            $(19,601)
                                             =========            =========             ========

                                           VAN KAMPEN --         VAN KAMPEN --
                                            UIF MID CAP            UIF U.S.             OPPENHEIMER
                                               GROWTH            MID CAP VALUE            CAPITAL
                                             PORTFOLIO             PORTFOLIO         APPRECIATION FUND
                                          SUB-ACCOUNT (A)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $10                $1,755                  $ --
                                              --------             ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (9,604)              (20,528)               (3,812)
 Net realized gain on distributions                394                73,590                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,275)             (183,954)             (187,511)
                                              --------             ---------             ---------
  Net gain (loss) on investments               (14,485)             (130,892)             (191,323)
                                              --------             ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations           $(14,475)            $(129,137)            $(191,323)
                                              ========             =========             =========


                                             OPPENHEIMER           OPPENHEIMER
                                          GLOBAL SECURITIES        MAIN STREET
                                               FUND/VA               FUND/VA
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $10,799                $3,857
                                              ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (28,673)                 (223)
 Net realized gain on distributions              57,905                20,273
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (514,514)             (173,701)
                                              ---------             ---------
  Net gain (loss) on investments               (485,282)             (153,651)
                                              ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations           $(474,483)            $(149,794)
                                              =========             =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                           OPPENHEIMER
                                           MAIN STREET          PUTNAM VT          PUTNAM VT
                                            SMALL CAP          DIVERSIFIED       GLOBAL ASSET
                                             FUND/VA           INCOME FUND      ALLOCATION FUND
                                         SUB-ACCOUNT (A)       SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --             $34,354            $84,020
                                             --------           ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (31)            (65,643)            36,946
 Net realized gain on distributions                --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (15,235)           (153,214)          (785,345)
                                             --------           ---------          ---------
  Net gain (loss) on investments              (15,266)           (218,857)          (748,399)
                                             --------           ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations          $(15,266)          $(184,503)         $(664,379)
                                             ========           =========          =========


                                             PUTNAM VT             PUTNAM VT           PUTNAM VT
                                               GLOBAL              GROWTH AND            HEALTH
                                            EQUITY FUND           INCOME FUND        SCIENCES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $267,274              $508,114              $ --
                                            ------------          ------------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (624,112)             (321,380)            6,440
 Net realized gain on distributions                   --             3,678,988             3,493
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (4,910,198)          (12,922,944)          (75,378)
                                            ------------          ------------          --------
  Net gain (loss) on investments              (5,534,310)           (9,565,336)          (65,445)
                                            ------------          ------------          --------
  Net increase (decrease) in net
   assets resulting from operations          $(5,267,036)          $(9,057,222)         $(65,445)
                                            ============          ============          ========


                                             PUTNAM VT
                                                HIGH               PUTNAM VT
                                             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $578,352              $466,696
                                            ------------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (301,914)              (86,215)
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,861,072)           (2,025,143)
                                            ------------          ------------
  Net gain (loss) on investments              (2,162,986)           (2,111,358)
                                            ------------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(1,584,634)          $(1,644,662)
                                            ============          ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT               PUTNAM VT
                                            GROWTH AND          INTERNATIONAL         INTERNATIONAL NEW
                                            INCOME FUND          EQUITY FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $4,750               $179,269                $3,843
                                             ---------           ------------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (1,758)               (63,617)               11,627
 Net realized gain on distributions             44,232              1,192,791                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (171,901)            (5,187,797)             (103,283)
                                             ---------           ------------             ---------
  Net gain (loss) on investments              (129,427)            (4,058,623)              (91,656)
                                             ---------           ------------             ---------
  Net increase (decrease) in net
   assets resulting from operations          $(124,677)           $(3,879,354)             $(87,813)
                                             =========           ============             =========


                                                                PUTNAM VT            PUTNAM VT
                                             PUTNAM VT            MONEY                 NEW
                                          INVESTORS FUND       MARKET FUND       OPPORTUNITIES FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,710            $4,328                 $30,885
                                             ---------            ------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (38,996)               --                  11,349
 Net realized gain on distributions                 --                --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (101,817)               --              (4,766,972)
                                             ---------            ------            ------------
  Net gain (loss) on investments              (140,813)               --              (4,755,623)
                                             ---------            ------            ------------
  Net increase (decrease) in net
   assets resulting from operations          $(139,103)           $4,328             $(4,724,738)
                                             =========            ======            ============


                                             PUTNAM VT             PUTNAM VT
                                                NEW             OTC & EMERGING
                                            VALUE FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $8,360                  $ --
                                             ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   7,305               (41,739)
 Net realized gain on distributions             84,361                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (305,647)              (86,994)
                                             ---------             ---------
  Net gain (loss) on investments              (213,981)             (128,733)
                                             ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations          $(205,621)            $(128,733)
                                             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT              PUTNAM VT                PUTNAM VT
                                             SMALL CAP          THE GEORGE PUTNAM      UTILITIES GROWTH AND
                                            VALUE FUND           FUND OF BOSTON             INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $6,065                $11,282                  $31,738
                                             ---------              ---------                ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (12,292)                (2,870)                  41,959
 Net realized gain on distributions            106,201                 20,476                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (297,167)              (132,507)                (526,691)
                                             ---------              ---------                ---------
  Net gain (loss) on investments              (203,258)              (114,901)                (484,732)
                                             ---------              ---------                ---------
  Net increase (decrease) in net
   assets resulting from operations          $(197,193)             $(103,619)               $(452,994)
                                             =========              =========                =========

                                                                                           PUTNAM VT
                                             PUTNAM VT             PUTNAM VT                CAPITAL
                                            VISTA FUND           VOYAGER FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                $61,643                 $3,350
                                             ---------            -----------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (20,094)              (712,954)                (7,820)
 Net realized gain on distributions                 --                     --                 40,852
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (88,168)            (8,725,068)              (313,721)
                                             ---------            -----------              ---------
  Net gain (loss) on investments              (108,262)            (9,438,022)              (280,689)
                                             ---------            -----------              ---------
  Net increase (decrease) in net
   assets resulting from operations          $(108,262)           $(9,376,379)             $(277,339)
                                             =========            ===========              =========

                                             PUTNAM VT         VAN KAMPEN LIT
                                              EQUITY              COMSTOCK
                                            INCOME FUND           PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $14,685              $17,267
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (69,888)              (2,553)
 Net realized gain on distributions             35,195               42,407
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (283,966)            (402,374)
                                             ---------            ---------
  Net gain (loss) on investments              (318,659)            (362,520)
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(303,974)           $(345,253)
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL             SMALL/MID CAP              INTERNATIONAL
                                            VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $15,871                   $11,485                      $ --
 Net realized gain (loss) on security
  transactions                                        724                    (5,467)                   (2,259)
 Net realized gain on distributions               113,549                   270,504                    11,929
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,351,469)               (1,364,015)                 (412,308)
                                               ----------                ----------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                    (1,221,325)               (1,087,493)                 (402,638)
                                               ----------                ----------                 ---------
UNIT TRANSACTIONS:
 Purchases                                        266,445                   117,380                    59,294
 Net transfers                                    247,447                   164,708                   229,271
 Surrenders for benefit payments and
  fees                                           (156,519)                  (10,343)                  (44,602)
 Net loan activity                                  4,849                    (6,943)                    1,904
 Cost of insurance                               (189,622)                 (127,657)                  (43,722)
                                               ----------                ----------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                172,600                   137,145                   202,145
                                               ----------                ----------                 ---------
 Net increase (decrease) in net assets         (1,048,725)                 (950,348)                 (200,493)
NET ASSETS:
 Beginning of year                              2,241,366                 2,911,607                   684,280
                                               ----------                ----------                 ---------
 End of year                                   $1,192,641                $1,961,259                  $483,787
                                               ==========                ==========                 =========

                                              AIM V.I.              AIM V.I.             AIM V.I.
                                               CAPITAL                CORE            INTERNATIONAL
                                          APPRECIATION FUND       EQUITY FUND          GROWTH FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (A)
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --               $2,716                 $537
 Net realized gain (loss) on security
  transactions                                   (8,951)                (834)                 (21)
 Net realized gain on distributions                  --                   --                1,297
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (136,420)             (39,614)             (16,486)
                                              ---------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                    (145,371)             (37,732)             (14,673)
                                              ---------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                       27,378               18,935                  848
 Net transfers                                   31,157               40,341               85,059
 Surrenders for benefit payments and
  fees                                          (49,285)             (25,943)                  11
 Net loan activity                                   --               30,998                   --
 Cost of insurance                              (23,591)             (13,891)              (1,430)
                                              ---------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (14,341)              50,440               84,488
                                              ---------             --------             --------
 Net increase (decrease) in net assets         (159,712)              12,708               69,815
NET ASSETS:
 Beginning of year                              351,266               83,012                   --
                                              ---------             --------             --------
 End of year                                   $191,554              $95,720              $69,815
                                              =========             ========             ========

                                             AIM V.I.            AIM V.I.
                                           MID CAP CORE         SMALL CAP
                                           EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $21,192               $ --
 Net realized gain (loss) on security
  transactions                                (378,876)               737
 Net realized gain on distributions            154,113                701
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (577,473)           (64,551)
                                            ----------           --------
 Net increase (decrease) in net assets
  resulting from operations                   (781,044)           (63,113)
                                            ----------           --------
UNIT TRANSACTIONS:
 Purchases                                     155,202             28,908
 Net transfers                                 540,155             41,019
 Surrenders for benefit payments and
  fees                                         (59,034)            (2,298)
 Net loan activity                             (21,411)                --
 Cost of insurance                            (124,913)           (17,423)
                                            ----------           --------
 Net increase (decrease) in net assets
  resulting from unit transactions             489,999             50,206
                                            ----------           --------
 Net increase (decrease) in net assets        (291,045)           (12,907)
NET ASSETS:
 Beginning of year                           1,518,444            177,758
                                            ----------           --------
 End of year                                $1,227,399           $164,851
                                            ==========           ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                   AMERICAN FUNDS
                                             AIM V.I.         AMERICAN FUNDS          BLUE CHIP
                                             CAPITAL               ASSET             INCOME AND
                                         DEVELOPMENT FUND     ALLOCATION FUND        GROWTH FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --             $242,171             $106,819
 Net realized gain (loss) on security
  transactions                                 (11,962)            (193,837)            (100,226)
 Net realized gain on distributions             40,452              409,199              356,391
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (213,913)          (3,700,239)          (2,669,404)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (185,423)          (3,242,706)          (2,306,420)
                                            ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      24,927              788,224              344,263
 Net transfers                                  19,570              187,554              103,465
 Surrenders for benefit payments and
  fees                                         (39,557)            (761,625)            (650,745)
 Net loan activity                             (21,830)              33,572              (19,612)
 Cost of insurance                             (27,179)            (738,211)            (364,000)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (44,069)            (490,486)            (586,629)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets        (229,492)          (3,733,192)          (2,893,049)
NET ASSETS:
 Beginning of year                             431,621           11,097,043            6,765,987
                                            ----------          -----------          -----------
 End of year                                  $202,129           $7,363,851           $3,872,938
                                            ==========          ===========          ===========


                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS           GLOBAL            AMERICAN FUNDS
                                             BOND FUND           GROWTH FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $433,174             $113,725              $162,855
 Net realized gain (loss) on security
  transactions                                  (52,956)            (170,964)             (276,111)
 Net realized gain on distributions              21,223              551,738             2,280,549
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,178,041)          (3,517,150)          (12,787,236)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    (776,600)          (3,022,651)          (10,619,943)
                                            -----------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      566,515              573,458             1,910,774
 Net transfers                                1,643,907             (355,585)              558,247
 Surrenders for benefit payments and
  fees                                       (1,215,052)            (353,273)           (1,465,104)
 Net loan activity                             (151,043)              (9,501)              (20,176)
 Cost of insurance                             (573,062)            (522,128)           (1,597,082)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              271,265             (667,029)             (613,341)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets         (505,335)          (3,689,680)          (11,233,284)
NET ASSETS:
 Beginning of year                            7,609,452            8,151,909            24,528,859
                                            -----------          -----------          ------------
 End of year                                 $7,104,117           $4,462,229           $13,295,575
                                            ===========          ===========          ============


                                          AMERICAN FUNDS        AMERICAN FUNDS
                                        GROWTH-INCOME FUND    INTERNATIONAL FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $327,129              $227,314
 Net realized gain (loss) on security
  transactions                                 (175,346)             (282,745)
 Net realized gain on distributions           1,254,293             1,661,655
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (9,909,429)           (8,174,475)
                                            -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                  (8,503,353)           (6,568,251)
                                            -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                    1,735,713               980,961
 Net transfers                                  275,702            (2,603,185)
 Surrenders for benefit payments and
  fees                                       (1,258,106)             (828,188)
 Net loan activity                               49,193              (134,654)
 Cost of insurance                           (1,533,222)             (902,887)
                                            -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (730,720)           (3,487,953)
                                            -----------          ------------
 Net increase (decrease) in net assets       (9,234,073)          (10,056,204)
NET ASSETS:
 Beginning of year                           22,933,087            18,229,871
                                            -----------          ------------
 End of year                                $13,699,014            $8,173,667
                                            ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS       FIDELITY VIP
                                          AMERICAN FUNDS        GLOBAL SMALL        ASSET MANAGER
                                          NEW WORLD FUND     CAPITALIZATION FUND      PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $68,394                 $ --            $29,978
 Net realized gain (loss) on security
  transactions                                 (318,481)            (164,626)           (18,157)
 Net realized gain on distributions             453,081              628,518            124,556
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (2,647,395)          (3,620,728)          (504,997)
                                            -----------          -----------          ---------
 Net increase (decrease) in net assets
  resulting from operations                  (2,444,401)          (3,156,836)          (368,620)
                                            -----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                                      663,416              436,921                 --
 Net transfers                               (1,880,512)            (357,278)           (31,867)
 Surrenders for benefit payments and
  fees                                         (227,859)            (465,109)           (39,553)
 Net loan activity                              (53,611)             (90,496)           (23,966)
 Cost of insurance                             (329,088)            (383,124)           (75,787)
                                            -----------          -----------          ---------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,827,654)            (859,086)          (171,173)
                                            -----------          -----------          ---------
 Net increase (decrease) in net assets       (4,272,055)          (4,015,922)          (539,793)
NET ASSETS:
 Beginning of year                            7,167,408            6,582,545          1,403,067
                                            -----------          -----------          ---------
 End of year                                 $2,895,353           $2,566,623           $863,274
                                            ===========          ===========          =========

                                            FIDELITY VIP         FIDELITY VIP         FIDELITY VIP
                                           EQUITY-INCOME         CONTRAFUND(R)          OVERSEAS
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $381,746              $26,539              $41,629
 Net realized gain (loss) on security
  transactions                                  (464,594)             (86,527)             (35,504)
 Net realized gain on distributions               16,672               74,493              206,358
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,043,888)          (1,685,281)          (1,104,405)
                                            ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (8,110,064)          (1,670,776)            (891,922)
                                            ------------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     1,197,616              614,299                   --
 Net transfers                                  (646,991)             458,669              (27,516)
 Surrenders for benefit payments and
  fees                                        (1,456,372)              (3,547)             (28,626)
 Net loan activity                                42,866               (9,668)             (23,281)
 Cost of insurance                            (1,110,001)            (314,453)            (115,987)
                                            ------------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,972,882)             745,300             (195,410)
                                            ------------          -----------          -----------
 Net increase (decrease) in net assets       (10,082,946)            (925,476)          (1,087,332)
NET ASSETS:
 Beginning of year                            20,374,387            3,250,238            2,153,008
                                            ------------          -----------          -----------
 End of year                                 $10,291,441           $2,324,762           $1,065,676
                                            ============          ===========          ===========

                                           FIDELITY VIP        FIDELITY VIP
                                              MID CAP          FREEDOM 2010
                                             PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT      SUB-ACCOUNT (A)
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                    $4,977            $3,113
 Net realized gain (loss) on security
  transactions                                  (40,839)              (81)
 Net realized gain on distributions             307,544             2,939
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,292,023)           (5,246)
                                            -----------          --------
 Net increase (decrease) in net assets
  resulting from operations                  (1,020,341)              725
                                            -----------          --------
UNIT TRANSACTIONS:
 Purchases                                      375,580                --
 Net transfers                                  169,226            95,973
 Surrenders for benefit payments and
  fees                                           (2,771)                1
 Net loan activity                                  132                --
 Cost of insurance                             (168,977)           (1,126)
                                            -----------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions              373,190            94,848
                                            -----------          --------
 Net increase (decrease) in net assets         (647,151)           95,573
NET ASSETS:
 Beginning of year                            2,280,055                --
                                            -----------          --------
 End of year                                 $1,632,904           $95,573
                                            ===========          ========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP           FRANKLIN
                                            FREEDOM 2020          FREEDOM 2030            INCOME
                                             PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,588                  $34                $127,806
 Net realized gain (loss) on security
  transactions                                     (61)                 (50)                (13,433)
 Net realized gain on distributions              1,900                   68                  53,515
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (13,132)                (160)               (996,657)
                                              --------               ------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     (9,705)                (108)               (828,769)
                                              --------               ------             -----------
UNIT TRANSACTIONS:
 Purchases                                       1,697                    3                 336,381
 Net transfers                                  60,745                1,548                 498,846
 Surrenders for benefit payments and
  fees                                            (283)                  --                  (5,889)
 Net loan activity                                  --                   --                  (2,231)
 Cost of insurance                                (965)                (273)               (210,125)
                                              --------               ------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              61,194                1,278                 616,982
                                              --------               ------             -----------
 Net increase (decrease) in net assets          51,489                1,170                (211,787)
NET ASSETS:
 Beginning of year                                  --                   --               2,265,075
                                              --------               ------             -----------
 End of year                                   $51,489               $1,170              $2,053,288
                                              ========               ======             ===========

                                             FRANKLIN              FRANKLIN
                                             SMALL CAP            STRATEGIC
                                               VALUE                INCOME            MUTUAL SHARES
                                          SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $47,377              $1,036               $157,722
 Net realized gain (loss) on security
  transactions                                  (82,896)               (155)              (103,207)
 Net realized gain on distributions             328,122                  36                224,334
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,404,230)            (35,749)            (2,419,152)
                                            -----------            --------             ----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,111,627)            (34,832)            (2,140,303)
                                            -----------            --------             ----------
UNIT TRANSACTIONS:
 Purchases                                      382,701              27,702                755,108
 Net transfers                               (1,133,734)            374,164                183,013
 Surrenders for benefit payments and
  fees                                         (173,904)                 --               (158,840)
 Net loan activity                               13,343                  --                (94,843)
 Cost of insurance                             (307,133)             (8,446)              (434,355)
                                            -----------            --------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,218,727)            393,420                250,083
                                            -----------            --------             ----------
 Net increase (decrease) in net assets       (2,330,354)            358,588             (1,890,220)
NET ASSETS:
 Beginning of year                            4,716,627                  --              5,372,299
                                            -----------            --------             ----------
 End of year                                 $2,386,273            $358,588             $3,482,079
                                            ===========            ========             ==========


                                            TEMPLETON
                                              GROWTH         MUTUAL DISCOVERY
                                         SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                   $7,954              $25,693
 Net realized gain (loss) on security
  transactions                                  (4,823)              (2,480)
 Net realized gain on distributions             31,344               48,135
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (273,095)            (440,221)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   (238,620)            (368,873)
                                            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      92,690              151,591
 Net transfers                                  74,167              278,907
 Surrenders for benefit payments and
  fees                                          (4,769)                 551
 Net loan activity                                (828)              (8,509)
 Cost of insurance                             (59,765)             (91,501)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             101,495              331,039
                                            ----------          -----------
 Net increase (decrease) in net assets        (137,125)             (37,834)
NET ASSETS:
 Beginning of year                             488,740            1,068,763
                                            ----------          -----------
 End of year                                  $351,615           $1,030,929
                                            ==========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                            TEMPLETON             HARTFORD                TOTAL
                                          GLOBAL INCOME           ADVISERS             RETURN BOND
                                         SECURITIES FUND          HLS FUND               HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $21,653               $753,827             $1,580,406
 Net realized gain (loss) on security
  transactions                                    841               (660,724)              (486,702)
 Net realized gain on distributions                --                161,633                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      9,178             (9,533,672)            (3,050,206)
                                             --------            -----------           ------------
 Net increase (decrease) in net assets
  resulting from operations                    31,672             (9,278,936)            (1,956,502)
                                             --------            -----------           ------------
UNIT TRANSACTIONS:
 Purchases                                     45,911              1,707,644              1,808,070
 Net transfers                                559,307               (847,827)            (3,951,899)
 Surrenders for benefit payments and
  fees                                           (434)            (1,824,472)            (1,968,582)
 Net loan activity                                388                (44,216)                79,794
 Cost of insurance                            (51,495)            (2,267,830)            (1,894,857)
 Net increase (decrease) in net assets
  resulting from unit transactions            553,677             (3,276,701)            (5,927,474)
                                             --------            -----------           ------------
 Net increase (decrease) in net assets        585,349            (12,555,637)            (7,883,976)
                                             --------            -----------           ------------
NET ASSETS:
 Beginning of year                            332,595             30,838,134             29,492,974
                                             --------            -----------           ------------
 End of year                                 $917,944            $18,282,497            $21,608,998
                                             ========            ===========           ============

                                              HARTFORD               HARTFORD              HARTFORD
                                               CAPITAL               DIVIDEND               GLOBAL
                                            APPRECIATION            AND GROWTH             ADVISERS
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,439,818               $579,011              $2,346
 Net realized gain (loss) on security
  transactions                                (1,378,141)              (409,320)               (611)
 Net realized gain on distributions            8,230,472                546,934               1,035
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (53,676,361)           (10,300,648)            (23,196)
                                             -----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                  (45,384,212)            (9,584,023)            (20,426)
                                             -----------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     3,356,898              1,515,958                  --
 Net transfers                                (3,298,615)              (238,386)             (6,385)
 Surrenders for benefit payments and
  fees                                        (5,871,973)            (1,974,387)             (1,794)
 Net loan activity                               (85,008)                47,400                  --
 Cost of insurance                            (4,757,057)            (1,838,513)             (5,613)
 Net increase (decrease) in net assets
  resulting from unit transactions           (10,655,755)            (2,487,928)            (13,792)
                                             -----------            -----------            --------
 Net increase (decrease) in net assets       (56,039,967)           (12,071,951)            (34,218)
                                             -----------            -----------            --------
NET ASSETS:
 Beginning of year                           107,187,019             31,362,951              73,063
                                             -----------            -----------            --------
 End of year                                 $51,147,052            $19,291,000             $38,845
                                             ===========            ===========            ========


                                               HARTFORD              HARTFORD
                                            GLOBAL EQUITY          GLOBAL GROWTH
                                               HLS FUND              HLS FUND
                                          SUB-ACCOUNT (B)(C)        SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $213                   $416
 Net realized gain (loss) on security
  transactions                                   17,446                 (2,540)
 Net realized gain on distributions                  --                  3,432
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (38,622)               (66,099)
                                               --------              ---------
 Net increase (decrease) in net assets
  resulting from operations                     (20,963)               (64,791)
                                               --------              ---------
UNIT TRANSACTIONS:
 Purchases                                           --                     --
 Net transfers                                  (13,721)                    (4)
 Surrenders for benefit payments and
  fees                                          (36,070)               (56,198)
 Net loan activity                               (1,719)                    --
 Cost of insurance                               (2,002)                (4,604)
 Net increase (decrease) in net assets
  resulting from unit transactions              (53,512)               (60,806)
                                               --------              ---------
 Net increase (decrease) in net assets          (74,475)              (125,597)
                                               --------              ---------
NET ASSETS:
 Beginning of year                               97,482                162,018
                                               --------              ---------
 End of year                                    $23,007                $36,421
                                               ========              =========

(b) From inception August 22, 2008 to December 31, 2008.

(c) Effective August 22, 2008, Hartford Global Technology HLS Fund merged with Hartford Global Equity HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD
                                            DISCIPLINED              GROWTH               HARTFORD
                                               EQUITY            OPPORTUNITIES              INDEX
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $22,458               $11,245               $395,056
 Net realized gain (loss) on security
  transactions                                  (12,565)             (360,249)              (820,875)
 Net realized gain on distributions             181,106               109,616                447,734
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,035,551)           (1,489,719)            (8,595,780)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (844,552)           (1,729,107)            (8,573,865)
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      158,489               311,056              1,081,595
 Net transfers                                   11,811            (1,678,442)            (5,709,451)
 Surrenders for benefit payments and
  fees                                          (50,183)              (85,590)            (2,046,477)
 Net loan activity                              (17,481)              (29,859)              (123,089)
 Cost of insurance                             (161,231)             (214,394)            (1,449,273)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (58,595)           (1,697,229)            (8,246,695)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets         (903,147)           (3,426,336)           (16,820,560)
NET ASSETS:
 Beginning of year                            2,300,843             5,346,370             30,045,913
                                             ----------            ----------            -----------
 End of year                                 $1,397,696            $1,920,034            $13,225,353
                                             ==========            ==========            ===========

                                              HARTFORD              HARTFORD
                                           INTERNATIONAL          INTERNATIONAL            HARTFORD
                                           SMALL COMPANY          OPPORTUNITIES             MIDCAP
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $23,621               $351,878                $80,325
 Net realized gain (loss) on security
  transactions                                  (19,541)              (266,230)            (1,156,533)
 Net realized gain on distributions              55,477                687,635                846,338
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,030,840)            (9,135,823)            (6,523,976)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (971,283)            (8,362,540)            (6,753,846)
                                             ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      304,082              1,029,260                717,797
 Net transfers                                   38,473               (935,805)            (3,152,963)
 Surrenders for benefit payments and
  fees                                         (122,591)            (1,116,023)            (1,275,912)
 Net loan activity                                1,179                (71,287)               (59,297)
 Cost of insurance                             (177,480)              (963,043)            (1,044,597)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               43,663             (2,056,898)            (4,814,972)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets         (927,620)           (10,419,438)           (11,568,818)
NET ASSETS:
 Beginning of year                            2,222,808             22,043,860             22,133,811
                                             ----------            -----------            -----------
 End of year                                 $1,295,188            $11,624,422            $10,564,993
                                             ==========            ===========            ===========


                                              HARTFORD              HARTFORD
                                            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $13,402               $756,096
 Net realized gain (loss) on security
  transactions                                 (103,979)                    --
 Net realized gain on distributions             390,406                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,141,883)                    --
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (842,054)               756,096
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      145,800             16,342,646
 Net transfers                                   45,036             20,664,206
 Surrenders for benefit payments and
  fees                                         (372,917)           (21,463,417)
 Net loan activity                               23,908                559,492
 Cost of insurance                             (127,130)            (3,070,752)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (285,303)            13,032,175
                                             ----------            -----------
 Net increase (decrease) in net assets       (1,127,357)            13,788,271
NET ASSETS:
 Beginning of year                            2,412,450             26,011,728
                                             ----------            -----------
 End of year                                 $1,285,093            $39,799,999
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                                      HARTFORD
                                             HARTFORD            HARTFORD         U.S. GOVERNMENT
                                          SMALL COMPANY            STOCK             SECURITIES
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (B)(D)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $10,328             $568,195            $352,331
 Net realized gain (loss) on security
  transactions                                (609,964)            (778,679)           (604,940)
 Net realized gain on distributions             35,508              176,586                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (4,885,243)         (14,956,730)             53,615
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                 (5,449,371)         (14,990,628)           (198,994)
                                            ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     493,830            2,043,955             210,691
 Net transfers                                 520,639           (2,003,384)           (699,030)
 Surrenders for benefit payments and
  fees                                        (846,163)          (1,808,520)           (122,987)
 Net loan activity                              22,707              151,798             (52,541)
 Cost of insurance                            (585,360)          (2,202,012)           (344,052)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                      (394,347)          (3,818,163)         (1,007,919)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets      (5,843,718)         (18,808,791)         (1,206,913)
NET ASSETS:
 Beginning of year                          12,924,017           37,256,185           6,149,424
                                            ----------          -----------          ----------
 End of year                                $7,080,299          $18,447,394          $4,942,511
                                            ==========          ===========          ==========

                                             HARTFORD
                                              VALUE            LORD ABBETT         LORD ABBETT
                                          OPPORTUNITIES      AMERICA'S VALUE      BOND-DEBENTURE
                                             HLS FUND           PORTFOLIO              FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (A)
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $45,593             $30,935              $3,258
 Net realized gain (loss) on security
  transactions                                 (51,742)               (575)                (60)
 Net realized gain on distributions             15,998              18,567                 124
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                  (1,146,046)           (263,690)            (10,561)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                 (1,136,197)           (214,763)             (7,239)
                                            ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     281,754              55,056               1,441
 Net transfers                                 412,948              70,809              55,172
 Surrenders for benefit payments and
  fees                                        (108,569)               (331)             (4,738)
 Net loan activity                              (1,798)               (551)                 --
 Cost of insurance                            (214,820)            (49,323)             (1,977)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                       369,515              75,660              49,898
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets        (766,682)           (139,103)             42,659
NET ASSETS:
 Beginning of year                           2,852,049             772,512                  --
                                            ----------          ----------          ----------
 End of year                                $2,085,367            $633,409             $42,659
                                            ==========          ==========          ==========

                                           LORD ABBETT
                                            GROWTH AND
                                              INCOME          MFS INVESTORS
                                            PORTFOLIO          TRUST SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                   $5,817                $474
 Net realized gain (loss) on security
  transactions                                    (399)             (4,955)
 Net realized gain on distributions              1,362               3,910
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (151,735)            (16,273)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   (144,955)            (16,844)
                                            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      49,353               5,031
 Net transfers                                  76,798             220,962
 Surrenders for benefit payments and
  fees                                              31              (4,548)
 Net loan activity                                (816)                 --
 Cost of insurance                             (31,437)             (4,268)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting
  from unit transactions                        93,929             217,177
                                            ----------          ----------
 Net increase (decrease) in net assets         (51,026)            200,333
NET ASSETS:
 Beginning of year                             335,423              63,002
                                            ----------          ----------
 End of year                                  $284,397            $263,335
                                            ==========          ==========

(a)  From inception May 1, 2008 to December 31, 2008.

(b) From inception August 22, 2008 to December 31, 2008.

(d) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             MFS NEW            MFS TOTAL            MFS VALUE
                                         DISCOVERY SERIES     RETURN SERIES           SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --             $72,625                $ --
 Net realized gain (loss) on security
  transactions                                (252,475)            (60,246)               (102)
 Net realized gain on distributions             46,878             143,847                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (160,855)           (748,526)            (19,499)
                                            ----------          ----------           ---------
 Net increase (decrease) in net assets
  resulting from operations                   (366,452)           (592,300)            (19,601)
                                            ----------          ----------           ---------
UNIT TRANSACTIONS:
 Purchases                                      41,759             262,786               2,657
 Net transfers                                 249,367             (11,178)             95,456
 Surrenders for benefit payments and
  fees                                          (4,498)           (159,388)                 26
 Net loan activity                              11,382              28,931                  --
 Cost of insurance                             (27,179)           (184,295)             (2,885)
                                            ----------          ----------           ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             270,831             (63,144)             95,254
                                            ----------          ----------           ---------
 Net increase (decrease) in net assets         (95,621)           (655,444)             75,653
NET ASSETS:
 Beginning of year                             291,956           2,511,104                  --
                                            ----------          ----------           ---------
 End of year                                  $196,335          $1,855,660             $75,653
                                            ==========          ==========           =========

                                           VAN KAMPEN --       VAN KAMPEN --
                                            UIF MID CAP           UIF U.S.           OPPENHEIMER
                                              GROWTH           MID CAP VALUE           CAPITAL
                                             PORTFOLIO           PORTFOLIO        APPRECIATION FUND
                                          SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $10               $1,755                 $ --
 Net realized gain (loss) on security
  transactions                                  (9,604)             (20,528)              (3,812)
 Net realized gain on distributions                394               73,590                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (5,275)            (183,954)            (187,511)
                                             ---------           ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    (14,475)            (129,137)            (191,323)
                                             ---------           ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                         417               46,016               50,378
 Net transfers                                  23,766             (122,389)              19,595
 Surrenders for benefit payments and
  fees                                               7              (27,813)             (41,739)
 Net loan activity                                  --                  790                   --
 Cost of insurance                                (427)             (16,419)             (36,243)
                                             ---------           ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              23,763             (119,815)              (8,009)
                                             ---------           ----------           ----------
 Net increase (decrease) in net assets           9,288             (248,952)            (199,332)
NET ASSETS:
 Beginning of year                                  --              407,388              430,804
                                             ---------           ----------           ----------
 End of year                                    $9,288             $158,436             $231,472
                                             =========           ==========           ==========


                                            OPPENHEIMER          OPPENHEIMER
                                         GLOBAL SECURITIES       MAIN STREET
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $10,799               $3,857
 Net realized gain (loss) on security
  transactions                                  (28,673)                (223)
 Net realized gain on distributions              57,905               20,273
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (514,514)            (173,701)
                                             ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    (474,483)            (149,794)
                                             ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      275,267               23,294
 Net transfers                                   56,591               18,209
 Surrenders for benefit payments and
  fees                                           (8,485)                   1
 Net loan activity                                   --                  (41)
 Cost of insurance                              (98,187)             (17,396)
                                             ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              225,186               24,067
                                             ----------           ----------
 Net increase (decrease) in net assets         (249,297)            (125,727)
NET ASSETS:
 Beginning of year                              956,935              369,859
                                             ----------           ----------
 End of year                                   $707,638             $244,132
                                             ==========           ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             OPPENHEIMER
                                             MAIN STREET             PUTNAM VT            PUTNAM VT
                                              SMALL CAP             DIVERSIFIED          GLOBAL ASSET
                                               FUND/VA              INCOME FUND        ALLOCATION FUND
                                           SUB-ACCOUNT (A)          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                $34,354               $84,020
 Net realized gain (loss) on security
  transactions                                      (31)               (65,643)               36,946
 Net realized gain on distributions                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (15,235)              (153,214)             (785,345)
                                               --------             ----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                     (15,266)              (184,503)             (664,379)
                                               --------             ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                        1,547                  1,319                    --
 Net transfers                                   52,587                 31,653              (141,916)
 Surrenders for benefit payments and
  fees                                               15                (74,517)             (365,679)
 Net loan activity                                   --                 (2,350)              (15,461)
 Cost of insurance                               (1,191)               (41,110)             (106,114)
                                               --------             ----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               52,958                (85,005)             (629,170)
                                               --------             ----------           -----------
 Net increase (decrease) in net assets           37,692               (269,508)           (1,293,549)
NET ASSETS:
 Beginning of year                                   --                637,939             2,488,079
                                               --------             ----------           -----------
 End of year                                    $37,692               $368,431            $1,194,530
                                               ========             ==========           ===========


                                             PUTNAM VT              PUTNAM VT             PUTNAM VT
                                               GLOBAL              GROWTH AND              HEALTH
                                            EQUITY FUND            INCOME FUND          SCIENCES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $267,274                $508,114                 $ --
 Net realized gain (loss) on security
  transactions                                 (624,112)               (321,380)               6,440
 Net realized gain on distributions                  --               3,678,988                3,493
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (4,910,198)            (12,922,944)             (75,378)
                                            -----------            ------------           ----------
 Net increase (decrease) in net assets
  resulting from operations                  (5,267,036)             (9,057,222)             (65,445)
                                            -----------            ------------           ----------
UNIT TRANSACTIONS:
 Purchases                                      441,065               1,295,850                   --
 Net transfers                                 (458,793)             (1,003,987)              (2,764)
 Surrenders for benefit payments and
  fees                                         (912,976)             (2,165,500)             (20,018)
 Net loan activity                               54,811                 274,306              (18,647)
 Cost of insurance                             (632,277)             (1,567,298)             (26,198)
                                            -----------            ------------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,508,170)             (3,166,629)             (67,627)
                                            -----------            ------------           ----------
 Net increase (decrease) in net assets       (6,775,206)            (12,223,851)            (133,072)
NET ASSETS:
 Beginning of year                           12,699,309              25,623,208              436,251
                                            -----------            ------------           ----------
 End of year                                 $5,924,103             $13,399,357             $303,179
                                            ===========            ============           ==========


                                             PUTNAM VT
                                                HIGH               PUTNAM VT
                                             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $578,352              $466,696
 Net realized gain (loss) on security
  transactions                                 (301,914)              (86,215)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,861,072)           (2,025,143)
                                            -----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,584,634)           (1,644,662)
                                            -----------           -----------
UNIT TRANSACTIONS:
 Purchases                                      442,007               506,443
 Net transfers                                 (258,030)             (226,989)
 Surrenders for benefit payments and
  fees                                         (564,528)             (450,673)
 Net loan activity                               25,770                12,766
 Cost of insurance                             (509,971)             (472,998)
                                            -----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (864,752)             (631,451)
                                            -----------           -----------
 Net increase (decrease) in net assets       (2,449,386)           (2,276,113)
NET ASSETS:
 Beginning of year                            6,754,361             7,245,958
                                            -----------           -----------
 End of year                                 $4,304,975            $4,969,845
                                            ===========           ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT               PUTNAM VT
                                            GROWTH AND          INTERNATIONAL         INTERNATIONAL NEW
                                            INCOME FUND          EQUITY FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,750              $179,269                 $3,843
 Net realized gain (loss) on security
  transactions                                  (1,758)              (63,617)                11,627
 Net realized gain on distributions             44,232             1,192,791                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (171,901)           (5,187,797)              (103,283)
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                   (124,677)           (3,879,354)               (87,813)
                                             ---------            ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                          --               416,538                     --
 Net transfers                                    (418)              278,534                (45,803)
 Surrenders for benefit payments and
  fees                                          (9,941)             (545,412)                (4,419)
 Net loan activity                                (452)               46,137                 (1,280)
 Cost of insurance                              (9,672)             (408,698)               (13,649)
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (20,483)             (212,901)               (65,151)
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets        (145,160)           (4,092,255)              (152,964)
NET ASSETS:
 Beginning of year                             287,015             9,098,940                261,504
                                             ---------            ----------              ---------
 End of year                                  $141,855            $5,006,685               $108,540
                                             =========            ==========              =========


                                                                 PUTNAM VT             PUTNAM VT
                                             PUTNAM VT             MONEY                  NEW
                                          INVESTORS FUND        MARKET FUND        OPPORTUNITIES FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,710              $4,328                $30,885
 Net realized gain (loss) on security
  transactions                                 (38,996)                 --                 11,349
 Net realized gain on distributions                 --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (101,817)                 --             (4,766,972)
                                             ---------            --------             ----------
 Net increase (decrease) in net assets
  resulting from operations                   (139,103)              4,328             (4,724,738)
                                             ---------            --------             ----------
UNIT TRANSACTIONS:
 Purchases                                          --                  --                680,812
 Net transfers                                 (58,646)            (11,246)            (1,224,994)
 Surrenders for benefit payments and
  fees                                         (19,906)               (289)              (702,038)
 Net loan activity                              (1,158)             (1,462)                22,448
 Cost of insurance                             (24,333)            (17,941)              (737,848)
                                             ---------            --------             ----------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                (104,043)            (30,938)            (1,961,620)
                                             ---------            --------             ----------
 Net increase (decrease) in net assets        (243,146)            (26,610)            (6,686,358)
NET ASSETS:
 Beginning of year                             411,839             163,505             13,515,539
                                             ---------            --------             ----------
 End of year                                  $168,693            $136,895             $6,829,181
                                             =========            ========             ==========


                                             PUTNAM VT             PUTNAM VT
                                                NEW             OTC & EMERGING
                                            VALUE FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,360                  $ --
 Net realized gain (loss) on security
  transactions                                   7,305               (41,739)
 Net realized gain on distributions             84,361                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (305,647)              (86,994)
                                             ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   (205,621)             (128,733)
                                             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                          --                    --
 Net transfers                                 (28,065)               (7,599)
 Surrenders for benefit payments and
  fees                                         (39,826)               (2,651)
 Net loan activity                                (582)               (1,302)
 Cost of insurance                             (27,193)              (12,429)
                                             ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit
  transactions                                 (95,666)              (23,981)
                                             ---------             ---------
 Net increase (decrease) in net assets        (301,287)             (152,714)
NET ASSETS:
 Beginning of year                             534,349               299,053
                                             ---------             ---------
 End of year                                  $233,062              $146,339
                                             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT             PUTNAM VT
                                            SMALL CAP       THE GEORGE PUTNAM   UTILITIES GROWTH AND
                                            VALUE FUND        FUND OF BOSTON         INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,065             $11,282              $31,738
 Net realized gain (loss) on security
  transactions                                 (12,292)             (2,870)              41,959
 Net realized gain on distributions            106,201              20,476                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (297,167)           (132,507)            (526,691)
                                            ----------          ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                   (197,193)           (103,619)            (452,994)
                                            ----------          ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      82,980                  --                   --
 Net transfers                                  82,011                  --              (20,368)
 Surrenders for benefit payments and
  fees                                         (55,125)               (707)             (55,874)
 Net loan activity                                 935              (5,795)              (1,441)
 Cost of insurance                             (43,731)            (22,554)             (74,572)
                                            ----------          ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              67,070             (29,056)            (152,255)
                                            ----------          ----------           ----------
 Net increase (decrease) in net assets        (130,123)           (132,675)            (605,249)
NET ASSETS:
 Beginning of year                             430,083             277,550            1,567,002
                                            ----------          ----------           ----------
 End of year                                  $299,960            $144,875             $961,753
                                            ==========          ==========           ==========

                                                                                     PUTNAM VT
                                            PUTNAM VT            PUTNAM VT            CAPITAL
                                            VISTA FUND         VOYAGER FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --              $61,643              $3,350
 Net realized gain (loss) on security
  transactions                                 (20,094)            (712,954)             (7,820)
 Net realized gain on distributions                 --                   --              40,852
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (88,168)          (8,725,068)           (313,721)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   (108,262)          (9,376,379)           (277,339)
                                            ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                          --            1,512,643              84,631
 Net transfers                                 (12,000)            (920,671)              8,600
 Surrenders for benefit payments and
  fees                                          (1,166)          (1,705,060)            (49,722)
 Net loan activity                              (2,331)              38,078               1,095
 Cost of insurance                             (13,069)          (1,598,245)            (61,115)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (28,566)          (2,673,255)            (16,511)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets        (136,828)         (12,049,634)           (293,850)
NET ASSETS:
 Beginning of year                             260,245           27,106,026             795,465
                                            ----------          -----------          ----------
 End of year                                  $123,417          $15,056,392            $501,615
                                            ==========          ===========          ==========

                                            PUTNAM VT         VAN KAMPEN LIT
                                              EQUITY             COMSTOCK
                                           INCOME FUND          PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $14,685             $17,267
 Net realized gain (loss) on security
  transactions                                 (69,888)             (2,553)
 Net realized gain on distributions             35,195              42,407
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (283,966)           (402,374)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                   (303,974)           (345,253)
                                            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      56,519             136,281
 Net transfers                                 578,526              78,814
 Surrenders for benefit payments and
  fees                                        (138,382)            (47,284)
 Net loan activity                               1,846              (1,335)
 Cost of insurance                             (65,551)            (71,153)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             432,958              95,323
                                            ----------          ----------
 Net increase (decrease) in net assets         128,984            (249,930)
NET ASSETS:
 Beginning of year                             864,502             901,060
                                            ----------          ----------
 End of year                                  $993,486            $651,130
                                            ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VP     ALLIANCEBERNSTEIN VP      ALLIANCEBERNSTEIN VPS
                                             INTERNATIONAL            SMALL/MID CAP             INTERNATIONAL
                                            VALUE PORTFOLIO          VALUE PORTFOLIO          GROWTH PORTFOLIO
                                              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $18,209                   $4,518                    $2,726
 Net realized gain (loss) on security
  transactions                                     (5,493)                    (700)                     (123)
 Net realized gain on distributions                68,252                   42,258                    98,469
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (25,175)                (215,073)                 (102,347)
                                              -----------              -----------               -----------
 Net increase (decrease) in net assets
  resulting from operations                        55,793                 (168,997)                   (1,275)
                                              -----------              -----------               -----------
UNIT TRANSACTIONS:
 Purchases                                        291,619                  105,947                    50,817
 Net transfers                                  1,035,263                2,641,215                   652,007
 Surrenders for benefit payments and
  fees                                            (20,465)                  (6,152)                   (9,641)
 Net loan activity                                  2,116                     (576)                      226
 Cost of insurance                               (147,760)                 (74,491)                   (7,854)
                                              -----------              -----------               -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,160,773                2,665,943                   685,555
                                              -----------              -----------               -----------
 Net increase (decrease) in net assets          1,216,566                2,496,946                   684,280
NET ASSETS:
 Beginning of year                              1,024,800                  414,661                        --
                                              -----------              -----------               -----------
 End of year                                   $2,241,366               $2,911,607                  $684,280
                                              ===========              ===========               ===========

                                               AIM V.I.              AIM V.I.            AIM V.I.
                                               CAPITAL                 CORE            MID CAP CORE
                                          APPRECIATION FUND        EQUITY FUND          EQUITY FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                 $933                $3,341
 Net realized gain (loss) on security
  transactions                                       988                2,147                 2,626
 Net realized gain on distributions                   --                   --                21,795
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        37,417                4,490               105,517
                                              ----------            ---------           -----------
 Net increase (decrease) in net assets
  resulting from operations                       38,405                7,570               133,279
                                              ----------            ---------           -----------
UNIT TRANSACTIONS:
 Purchases                                        32,397               15,464               152,510
 Net transfers                                    16,915               21,876                87,766
 Surrenders for benefit payments and
  fees                                           (24,516)              (4,396)             (105,363)
 Net loan activity                                    --              (27,984)               (8,107)
 Cost of insurance                               (22,517)             (15,158)             (119,258)
                                              ----------            ---------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 2,279              (10,198)                7,548
                                              ----------            ---------           -----------
 Net increase (decrease) in net assets            40,684               (2,628)              140,827
NET ASSETS:
 Beginning of year                               310,582               85,640             1,377,617
                                              ----------            ---------           -----------
 End of year                                    $351,266              $83,012            $1,518,444
                                              ==========            =========           ===========

                                             AIM V.I.              AIM V.I.
                                            SMALL CAP              CAPITAL
                                           EQUITY FUND         DEVELOPMENT FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $71                   $ --
 Net realized gain (loss) on security
  transactions                                    717                 (2,282)
 Net realized gain on distributions             4,731                 34,212
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,897                (23,723)
                                            ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     7,416                  8,207
                                            ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                     23,840                 33,573
 Net transfers                                 68,952                262,720
 Surrenders for benefit payments and
  fees                                         (2,425)               (26,056)
 Net loan activity                                 20                  4,351
 Cost of insurance                            (12,546)               (18,712)
                                            ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             77,841                255,876
                                            ---------             ----------
 Net increase (decrease) in net assets         85,257                264,083
NET ASSETS:
 Beginning of year                             92,501                167,538
                                            ---------             ----------
 End of year                                 $177,758               $431,621
                                            =========             ==========

(a)  From inception May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS          BLUE CHIP
                                               ASSET               INCOME AND          AMERICAN FUNDS
                                          ALLOCATION FUND         GROWTH FUND            BOND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $238,623              $172,057              $500,113
 Net realized gain (loss) on security
  transactions                                    12,961                 1,598               (20,197)
 Net realized gain on distributions              351,375               205,629                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        66,018              (262,738)             (292,830)
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                      668,977               116,546               187,086
                                            ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       900,712               456,697               453,966
 Net transfers                                   473,403               224,695             2,818,642
 Surrenders for benefit payments and
  fees                                          (574,371)              (92,622)              (78,794)
 Net loan activity                                55,333                26,753               (55,320)
 Cost of insurance                              (650,544)             (345,538)             (370,497)
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               204,533               269,985             2,767,997
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets           873,510               386,531             2,955,083
NET ASSETS:
 Beginning of year                            10,223,533             6,379,456             4,654,369
                                            ------------          ------------          ------------
 End of year                                 $11,097,043            $6,765,987            $7,609,452
                                            ============          ============          ============


                                           AMERICAN FUNDS
                                               GLOBAL            AMERICAN FUNDS         AMERICAN FUNDS
                                            GROWTH FUND           GROWTH FUND         GROWTH-INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $211,394              $186,783               $357,132
 Net realized gain (loss) on security
  transactions                                    (6,865)               22,363                 81,749
 Net realized gain on distributions              319,215             1,588,066                746,479
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       532,566               837,692                (42,303)
                                            ------------          ------------           ------------
 Net increase (decrease) in net assets
  resulting from operations                    1,056,310             2,634,904              1,143,057
                                            ------------          ------------           ------------
UNIT TRANSACTIONS:
 Purchases                                       705,972             2,169,981              1,900,534
 Net transfers                                   414,969             1,554,198               (404,161)
 Surrenders for benefit payments and
  fees                                          (547,188)           (1,615,391)            (1,048,429)
 Net loan activity                               (31,577)             (132,583)                29,715
 Cost of insurance                              (505,225)           (1,496,448)            (1,487,118)
                                            ------------          ------------           ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                36,951               479,757             (1,009,459)
                                            ------------          ------------           ------------
 Net increase (decrease) in net assets         1,093,261             3,114,661                133,598
NET ASSETS:
 Beginning of year                             7,058,648            21,414,198             22,799,489
                                            ------------          ------------           ------------
 End of year                                  $8,151,909           $24,528,859            $22,933,087
                                            ============          ============           ============


                                           AMERICAN FUNDS        AMERICAN FUNDS
                                         INTERNATIONAL FUND      NEW WORLD FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $257,006              $171,691
 Net realized gain (loss) on security
  transactions                                    30,338               (15,187)
 Net realized gain on distributions              777,518               273,879
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,892,176               781,106
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                    2,957,038             1,211,489
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       950,923               502,871
 Net transfers                                 1,685,198             1,393,980
 Surrenders for benefit payments and
  fees                                          (385,257)             (352,900)
 Net loan activity                               (95,699)              (30,712)
 Cost of insurance                              (858,666)             (242,924)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,296,499             1,270,315
                                            ------------          ------------
 Net increase (decrease) in net assets         4,253,537             2,481,804
NET ASSETS:
 Beginning of year                            13,976,334             4,685,604
                                            ------------          ------------
 End of year                                 $18,229,871            $7,167,408
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS         FIDELITY VIP          FIDELITY VIP
                                            GLOBAL SMALL         ASSET MANAGER          EQUITY-INCOME
                                        CAPITALIZATION FUND        PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $219,396               $90,136               $386,293
 Net realized gain (loss) on security
  transactions                                  (66,082)               (2,350)                85,177
 Net realized gain on distributions             622,251                44,250              1,708,099
 Net unrealized appreciation
  (depreciation) of investments during
  the
  year                                          523,562                82,779             (1,810,792)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,299,127               214,815                368,777
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      462,922                    --              1,353,984
 Net transfers                                  321,068               (59,017)               222,196
 Surrenders for benefit payments and
  fees                                         (337,830)             (232,418)            (1,632,115)
 Net loan activity                              (67,874)                 (877)              (131,536)
 Cost of insurance                             (415,816)              (76,847)            (1,172,672)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (37,530)             (369,159)            (1,360,143)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets        1,261,597              (154,344)              (991,366)
NET ASSETS:
 Beginning of year                            5,320,948             1,557,411             21,365,753
                                             ----------            ----------            -----------
 End of year                                 $6,582,545            $1,403,067            $20,374,387
                                             ==========            ==========            ===========


                                            FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                             CONTRAFUND             OVERSEAS               MID CAP
                                             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $23,909                $70,912                $7,604
 Net realized gain (loss) on security
  transactions                                   17,449                 55,661                   (81)
 Net realized gain on distributions             814,910                142,945                84,612
 Net unrealized appreciation
  (depreciation) of investments during
  the
  year                                         (441,321)                75,893               103,590
                                             ----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     414,947                345,411               195,725
                                             ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      473,739                     --               342,153
 Net transfers                                1,177,910                (44,535)            1,105,989
 Surrenders for benefit payments and
  fees                                         (177,434)              (274,069)              (66,863)
 Net loan activity                              (31,022)               (14,255)                9,331
 Cost of insurance                             (231,879)              (120,274)             (120,707)
                                             ----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,211,314               (453,133)            1,269,903
                                             ----------            -----------            ----------
 Net increase (decrease) in net assets        1,626,261               (107,722)            1,465,628
NET ASSETS:
 Beginning of year                            1,623,977              2,260,730               814,427
                                             ----------            -----------            ----------
 End of year                                 $3,250,238             $2,153,008            $2,280,055
                                             ==========            ===========            ==========

                                                                     FRANKLIN
                                              FRANKLIN              SMALL CAP
                                               INCOME                 VALUE
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $47,809               $33,413
 Net realized gain (loss) on security
  transactions                                       375               (18,877)
 Net realized gain on distributions                8,866               343,584
 Net unrealized appreciation
  (depreciation) of investments during
  the
  year                                           (21,129)             (451,404)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       35,921               (93,284)
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       258,887               467,563
 Net transfers                                 1,457,337              (222,724)
 Surrenders for benefit payments and
  fees                                           (76,422)             (123,878)
 Net loan activity                                (7,398)              (62,425)
 Cost of insurance                              (111,113)             (323,418)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,521,291              (264,882)
                                             -----------            ----------
 Net increase (decrease) in net assets         1,557,212              (358,166)
NET ASSETS:
 Beginning of year                               707,863             5,074,793
                                             -----------            ----------
 End of year                                  $2,265,075            $4,716,627
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                    TEMPLETON
                                            MUTUAL SHARES             GROWTH           MUTUAL DISCOVERY
                                           SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $76,733                $5,338                $12,114
 Net realized gain (loss) on security
  transactions                                    (8,969)                    4                    411
 Net realized gain on distributions              187,867                17,031                  9,965
 Net unrealized appreciation
  (depreciation) of investments during
  the
  year                                          (119,467)              (17,334)                47,207
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      136,164                 5,039                 69,697
                                             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       654,027                61,395                104,300
 Net transfers                                   908,771               271,164                553,899
 Surrenders for benefit payments and
  fees                                          (113,410)                  (29)                    96
 Net loan activity                                 1,124                     1                 (8,502)
 Cost of insurance                              (374,897)              (36,602)               (51,117)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,075,615               295,929                598,676
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets         1,211,779               300,968                668,373
NET ASSETS:
 Beginning of year                             4,160,520               187,772                400,390
                                             -----------            ----------            -----------
 End of year                                  $5,372,299              $488,740             $1,068,763
                                             ===========            ==========            ===========

                                                                                             HARTFORD
                                             TEMPLETON               HARTFORD                 TOTAL
                                           GLOBAL INCOME             ADVISERS              RETURN BOND
                                          SECURITIES FUND            HLS FUND                HLS FUND
                                          SUB-ACCOUNT (A)          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $18                $692,290              $1,538,395
 Net realized gain (loss) on security
  transactions                                        6                  90,623                  66,944
 Net realized gain on distributions                  --               3,338,385                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the
  year                                            7,026              (2,036,556)               (222,118)
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                       7,050               2,084,742               1,383,221
                                             ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        8,428               2,049,398               2,001,257
 Net transfers                                  321,301                (312,561)             (1,990,670)
 Surrenders for benefit payments and
  fees                                               --              (2,932,404)             (2,069,584)
 Net loan activity                                   --                 (12,945)                 91,860
 Cost of insurance                               (4,184)             (2,180,660)             (1,780,062)
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              325,545              (3,389,172)             (3,747,199)
                                             ----------            ------------            ------------
 Net increase (decrease) in net assets          332,595              (1,304,430)             (2,363,978)
NET ASSETS:
 Beginning of year                                   --              32,142,564              31,856,952
                                             ----------            ------------            ------------
 End of year                                   $332,595             $30,838,134             $29,492,974
                                             ==========            ============            ============

                                               HARTFORD                 HARTFORD
                                                CAPITAL                 DIVIDEND
                                             APPRECIATION              AND GROWTH
                                               HLS FUND                 HLS FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $125,929                $528,780
 Net realized gain (loss) on security
  transactions                                     552,948                 792,303
 Net realized gain on distributions             17,315,813               2,483,137
 Net unrealized appreciation
  (depreciation) of investments during
  the
  year                                          (1,503,921)             (1,048,361)
                                             -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                     16,490,769               2,755,859
                                             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                       4,004,362               1,889,560
 Net transfers                                  (3,411,652)             (3,601,946)
 Surrenders for benefit payments and
  fees                                          (8,929,775)             (2,459,080)
 Net loan activity                                (816,160)               (319,898)
 Cost of insurance                              (4,950,368)             (1,832,483)
                                             -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (14,103,593)             (6,323,847)
                                             -------------            ------------
 Net increase (decrease) in net assets           2,387,176              (3,567,988)
NET ASSETS:
 Beginning of year                             104,799,843              34,930,939
                                             -------------            ------------
 End of year                                  $107,187,019             $31,362,951
                                             =============            ============

(a)  From inception May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD                                   HARTFORD
                                              GLOBAL              HARTFORD               GLOBAL
                                             ADVISERS           GLOBAL GROWTH          TECHNOLOGY
                                             HLS FUND             HLS FUND              HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT (B)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $606                   $78                  $ --
 Net realized gain (loss) on security
  transactions                                   1,398                   476                 2,438
 Net realized gain on distributions              5,487                16,845                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       4,076                16,017                10,387
                                            ----------           -----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                     11,567                33,416                12,825
                                            ----------           -----------           -----------
UNIT TRANSACTIONS:
 Purchases                                          --                    --                    --
 Net transfers                                  (7,885)               (1,517)                   --
 Surrenders for benefit payments and
  fees                                         (12,879)                   --                (3,799)
 Net loan activity                              (1,551)                 (105)               (3,637)
 Cost of insurance                              (5,999)               (7,094)               (3,216)
                                            ----------           -----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (28,314)               (8,716)              (10,652)
                                            ----------           -----------           -----------
 Net increase (decrease) in net assets         (16,747)               24,700                 2,173
NET ASSETS:
 Beginning of year                              89,810               137,318                95,309
                                            ----------           -----------           -----------
 End of year                                   $73,063              $162,018               $97,482
                                            ==========           ===========           ===========

                                             HARTFORD             HARTFORD
                                            DISCIPLINED            GROWTH               HARTFORD
                                              EQUITY            OPPORTUNITIES            INDEX
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $23,237               $6,150              $506,430
 Net realized gain (loss) on security
  transactions                                   33,508               94,520               368,353
 Net realized gain on distributions               7,711              766,420             1,698,743
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      117,228              (96,803)             (949,765)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     181,684              770,287             1,623,761
                                            -----------          -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      193,176              228,204             1,450,444
 Net transfers                                   36,153            2,874,349            (1,710,508)
 Surrenders for benefit payments and
  fees                                         (190,153)             (24,116)           (1,312,113)
 Net loan activity                                4,216              (42,708)             (228,520)
 Cost of insurance                             (162,952)            (173,141)           (1,613,139)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (119,560)           2,862,588            (3,413,836)
                                            -----------          -----------          ------------
 Net increase (decrease) in net assets           62,124            3,632,875            (1,790,075)
NET ASSETS:
 Beginning of year                            2,238,719            1,713,495            31,835,988
                                            -----------          -----------          ------------
 End of year                                 $2,300,843           $5,346,370           $30,045,913
                                            ===========          ===========          ============

                                             HARTFORD              HARTFORD
                                           INTERNATIONAL        INTERNATIONAL
                                           SMALL COMPANY        OPPORTUNITIES
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $39,691              $228,801
 Net realized gain (loss) on security
  transactions                                   57,381                69,706
 Net realized gain on distributions             387,040             3,951,641
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (205,398)              436,168
                                            -----------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     278,714             4,686,316
                                            -----------          ------------
UNIT TRANSACTIONS:
 Purchases                                      451,414             1,139,506
 Net transfers                                   79,865               680,352
 Surrenders for benefit payments and
  fees                                         (106,074)           (1,306,598)
 Net loan activity                              (54,877)             (120,113)
 Cost of insurance                             (182,356)             (951,330)
                                            -----------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              187,972              (558,183)
                                            -----------          ------------
 Net increase (decrease) in net assets          466,686             4,128,133
NET ASSETS:
 Beginning of year                            1,756,122            17,915,727
                                            -----------          ------------
 End of year                                 $2,222,808           $22,043,860
                                            ===========          ============

(b) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD            HARTFORD
                                              MIDCAP            MIDCAP VALUE        MONEY MARKET
                                             HLS FUND             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $106,472             $14,557           $1,247,017
 Net realized gain (loss) on security
  transactions                                  293,593            (145,842)                  --
 Net realized gain on distributions           3,363,622             672,496                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (371,042)           (378,343)                  --
                                            -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   3,392,645             162,868            1,247,017
                                            -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      976,056             179,742           12,919,854
 Net transfers                               (2,586,077)            (72,776)          (4,196,535)
 Surrenders for benefit payments and
  fees                                         (979,671)           (224,601)          (6,814,862)
 Net loan activity                             (156,767)             41,354              (17,476)
 Cost of insurance                           (1,151,146)           (168,499)          (1,902,375)
                                            -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (3,897,605)           (244,780)             (11,394)
                                            -----------          ----------          -----------
 Net increase (decrease) in net assets         (504,960)            (81,912)           1,235,623
NET ASSETS:
 Beginning of year                           22,638,771           2,494,362           24,776,105
                                            -----------          ----------          -----------
 End of year                                $22,133,811          $2,412,450          $26,011,728
                                            ===========          ==========          ===========

                                             HARTFORD
                                             MORTGAGE            HARTFORD             HARTFORD
                                            SECURITIES         SMALL COMPANY            STOCK
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $337,954              $29,185             $393,877
 Net realized gain (loss) on security
  transactions                                   3,974               74,560               26,191
 Net realized gain on distributions                 --            1,790,990            5,449,081
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (134,708)            (311,944)          (3,518,968)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    207,220            1,582,791            2,350,181
                                            ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     234,672              554,895            2,516,707
 Net transfers                                 122,534            1,358,923           (2,432,836)
 Surrenders for benefit payments and
  fees                                        (163,007)            (885,228)          (2,388,414)
 Net loan activity                              (4,503)            (246,938)            (348,755)
 Cost of insurance                            (330,236)            (605,628)          (2,347,479)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (140,540)             176,024           (5,000,777)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets          66,680            1,758,815           (2,650,596)
NET ASSETS:
 Beginning of year                           6,082,744           11,165,202           39,906,781
                                            ----------          -----------          -----------
 End of year                                $6,149,424          $12,924,017          $37,256,185
                                            ==========          ===========          ===========

                                             HARTFORD
                                              VALUE           LORD ABBETT
                                          OPPORTUNITIES     AMERICA'S VALUE
                                             HLS FUND          PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)                  $39,385           $23,340
 Net realized gain (loss) on security
  transactions                                (111,691)              872
 Net realized gain on distributions            448,546            24,625
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (668,824)          (42,836)
                                            ----------          --------
 Net increase (decrease) in net assets
  resulting from operations                   (292,584)            6,001
                                            ----------          --------
UNIT TRANSACTIONS:
 Purchases                                     270,375            48,728
 Net transfers                                 201,010           643,769
 Surrenders for benefit payments and
  fees                                        (268,716)          (32,008)
 Net loan activity                               7,207            (3,534)
 Cost of insurance                            (217,758)          (26,516)
                                            ----------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (7,882)          630,439
                                            ----------          --------
 Net increase (decrease) in net assets        (300,466)          636,440
NET ASSETS:
 Beginning of year                           3,152,515           136,072
                                            ----------          --------
 End of year                                $2,852,049          $772,512
                                            ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                           LORD ABBETT
                                            GROWTH AND
                                              INCOME          MFS INVESTORS          MFS NEW
                                            PORTFOLIO          TRUST SERIES      DISCOVERY SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,175                $181                $ --
 Net realized gain (loss) on security
  transactions                                     498                  26              (3,967)
 Net realized gain on distributions             23,021                 183              26,741
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (17,063)              2,212             (13,970)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     10,631               2,602               8,804
                                            ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                      56,147              17,664              43,323
 Net transfers                                  90,382              36,636             (19,754)
 Surrenders for benefit payments and
  fees                                         (42,360)                 (9)             (1,609)
 Net loan activity                                  --                  --             (22,389)
 Cost of insurance                             (24,298)             (2,586)            (26,613)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              79,871              51,705             (27,042)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets          90,502              54,307             (18,238)
NET ASSETS:
 Beginning of year                             244,921               8,695             310,194
                                            ----------          ----------          ----------
 End of year                                  $335,423             $63,002            $291,956
                                            ==========          ==========          ==========


                                                                                   OPPENHEIMER
                                            MFS TOTAL          U.S. MID CAP          CAPITAL
                                          RETURN SERIES           VALUE         APPRECIATION FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $60,906                $ --                 $30
 Net realized gain (loss) on security
  transactions                                  (1,116)              4,032               1,227
 Net realized gain on distributions             58,233                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (23,248)            (13,063)             44,715
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     94,775              (9,031)             45,972
                                            ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     264,466               4,876              55,592
 Net transfers                                 146,222             419,924              88,314
 Surrenders for benefit payments and
  fees                                         (92,400)             (1,663)            (18,763)
 Net loan activity                             (25,167)                 --                  --
 Cost of insurance                            (159,196)             (6,718)            (31,627)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             133,925             416,419              93,516
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets         228,700             407,388             139,488
NET ASSETS:
 Beginning of year                           2,282,404                  --             291,316
                                            ----------          ----------          ----------
 End of year                                $2,511,104            $407,388            $430,804
                                            ==========          ==========          ==========


                                           OPPENHEIMER
                                              GLOBAL           OPPENHEIMER
                                         SECURITIES FUND     MAIN STREET FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,461                $522
 Net realized gain (loss) on security
  transactions                                   4,488                 (20)
 Net realized gain on distributions             35,384                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (521)            (16,326)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     47,812             (15,824)
                                            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     248,121              18,781
 Net transfers                                 150,811             326,923
 Surrenders for benefit payments and
  fees                                         (27,723)                 46
 Net loan activity                             (21,312)               (171)
 Cost of insurance                             (79,130)            (11,384)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             270,767             334,195
                                            ----------          ----------
 Net increase (decrease) in net assets         318,579             318,371
NET ASSETS:
 Beginning of year                             638,356              51,488
                                            ----------          ----------
 End of year                                  $956,935            $369,859
                                            ==========          ==========

(a)  From inception May 1, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                           DIVERSIFIED         GLOBAL ASSET            GLOBAL
                                           INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $32,882               $19,157             $308,635
 Net realized gain (loss) on security
  transactions                                 (3,945)               70,448             (493,564)
 Net realized gain on distributions                --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (2,340)               (1,066)           1,406,082
                                             --------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    26,597                88,539            1,221,153
                                             --------           -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                         --                    --              539,916
 Net transfers                                 (5,291)              (58,222)            (586,666)
 Surrenders for benefit payments and
  fees                                         (1,515)             (202,112)          (1,457,304)
 Net loan activity                             (5,083)               (7,924)              67,326
 Cost of insurance                            (36,993)             (112,103)            (684,447)
                                             --------           -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (48,882)             (380,361)          (2,121,175)
                                             --------           -----------          -----------
 Net increase (decrease) in net assets        (22,285)             (291,822)            (900,022)
NET ASSETS:
 Beginning of year                            660,224             2,779,901           13,599,331
                                             --------           -----------          -----------
 End of year                                 $637,939            $2,488,079          $12,699,309
                                             ========           ===========          ===========


                                             PUTNAM VT           PUTNAM VT            PUTNAM VT
                                            GROWTH AND             HEALTH               HIGH
                                            INCOME FUND        SCIENCES FUND         YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $469,581              $5,612             $582,728
 Net realized gain (loss) on security
  transactions                                  166,767              11,006             (186,586)
 Net realized gain on distributions           4,498,340                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (6,642,367)            (16,343)            (155,765)
                                            -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,507,679)                275              240,377
                                            -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    1,606,453                  --              473,214
 Net transfers                               (2,202,671)            (39,936)               4,055
 Surrenders for benefit payments and
  fees                                       (2,113,447)             (2,789)            (991,962)
 Net loan activity                             (114,182)             (8,134)             (39,076)
 Cost of insurance                           (1,775,603)            (27,417)            (500,840)
                                            -----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (4,599,450)            (78,276)          (1,054,609)
                                            -----------          ----------          -----------
 Net increase (decrease) in net assets       (6,107,129)            (78,001)            (814,232)
NET ASSETS:
 Beginning of year                           31,730,337             514,252            7,568,593
                                            -----------          ----------          -----------
 End of year                                $25,623,208            $436,251           $6,754,361
                                            ===========          ==========          ===========

                                                                  PUTNAM VT
                                                                INTERNATIONAL
                                             PUTNAM VT           GROWTH AND
                                            INCOME FUND          INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $357,599              $10,168
 Net realized gain (loss) on security
  transactions                                    4,515               49,655
 Net realized gain on distributions                  --               93,776
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        3,947             (102,095)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     366,061               51,504
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      464,843                   --
 Net transfers                                  634,545             (255,648)
 Surrenders for benefit payments and
  fees                                         (527,981)              (2,551)
 Net loan activity                               40,548               (3,454)
 Cost of insurance                             (398,557)             (14,493)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              213,398             (276,146)
                                            -----------          -----------
 Net increase (decrease) in net assets          579,459             (224,642)
NET ASSETS:
 Beginning of year                            6,666,499              511,657
                                            -----------          -----------
 End of year                                 $7,245,958             $287,015
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                          INTERNATIONAL     INTERNATIONAL NEW       PUTNAM VT
                                           EQUITY FUND      OPPORTUNITIES FUND    INVESTORS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $289,387              $2,908              $3,033
 Net realized gain (loss) on security
  transactions                                  73,594               6,417              (5,290)
 Net realized gain on distributions          1,170,985                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (744,997)             24,487             (21,750)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    788,969              33,812             (24,007)
                                            ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                     446,114                  --                  --
 Net transfers                                (377,124)             (8,301)             (2,779)
 Surrenders for benefit payments and
  fees                                        (568,401)             (1,729)            (63,011)
 Net loan activity                            (113,295)             (1,282)             (3,149)
 Cost of insurance                            (462,194)            (15,289)            (27,903)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions          (1,074,900)            (26,601)            (96,842)
                                            ----------          ----------          ----------
 Net increase (decrease) in net assets        (285,931)              7,211            (120,849)
NET ASSETS:
 Beginning of year                           9,384,871             254,293             532,688
                                            ----------          ----------          ----------
 End of year                                $9,098,940            $261,504            $411,839
                                            ==========          ==========          ==========

                                            PUTNAM VT            PUTNAM VT           PUTNAM VT
                                              MONEY                 NEW                 NEW
                                           MARKET FUND      OPPORTUNITIES FUND       VALUE FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $8,561              $23,149             $11,880
 Net realized gain (loss) on security
  transactions                                      --              326,488              70,239
 Net realized gain on distributions                 --                   --              82,638
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          --              488,938            (193,289)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                      8,561              838,575             (28,532)
                                            ----------          -----------          ----------
UNIT TRANSACTIONS:
 Purchases                                          --              915,956                  --
 Net transfers                                  (1,055)            (598,612)           (190,985)
 Surrenders for benefit payments and
  fees                                         (17,608)          (1,404,244)           (100,047)
 Net loan activity                                 (22)             354,142              (5,255)
 Cost of insurance                             (19,725)            (808,113)            (37,408)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (38,410)          (1,540,871)           (333,695)
                                            ----------          -----------          ----------
 Net increase (decrease) in net assets         (29,849)            (702,296)           (362,227)
NET ASSETS:
 Beginning of year                             193,354           14,217,835             896,576
                                            ----------          -----------          ----------
 End of year                                  $163,505          $13,515,539            $534,349
                                            ==========          ===========          ==========

                                            PUTNAM VT           PUTNAM VT
                                          OTC & EMERGING        SMALL CAP
                                           GROWTH FUND          VALUE FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --              $1,461
 Net realized gain (loss) on security
  transactions                                 (78,899)            (17,818)
 Net realized gain on distributions                 --              29,229
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     119,918             (92,397)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     41,019             (79,525)
                                            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                          --              91,531
 Net transfers                                 (49,555)            244,018
 Surrenders for benefit payments and
  fees                                          (1,201)             (8,971)
 Net loan activity                                (604)              3,577
 Cost of insurance                             (15,640)            (27,623)
                                            ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (67,000)            302,532
                                            ----------          ----------
 Net increase (decrease) in net assets         (25,981)            223,007
NET ASSETS:
 Beginning of year                             325,034             207,076
                                            ----------          ----------
 End of year                                  $299,053            $430,083
                                            ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT
                                          THE GEORGE PUTNAM    UTILITIES GROWTH AND        PUTNAM VT
                                           FUND OF BOSTON           INCOME FUND            VISTA FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $14,994                $28,936                  $ --
 Net realized gain (loss) on security
  transactions                                    16,856                 74,154               (31,923)
 Net realized gain on distributions               47,488                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (64,388)               177,592                43,916
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       14,950                280,682                11,993
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                     --                    --
 Net transfers                                   (10,474)               (67,380)               (5,223)
 Surrenders for benefit payments and
  fees                                          (200,523)               (49,542)              (42,123)
 Net loan activity                                (6,813)               (11,341)                  (63)
 Cost of insurance                               (28,700)               (74,049)              (14,377)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (246,510)              (202,312)              (61,786)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets          (231,560)                78,370               (49,793)
NET ASSETS:
 Beginning of year                               509,110              1,488,632               310,038
                                             -----------            -----------            ----------
 End of year                                    $277,550             $1,567,002              $260,245
                                             ===========            ===========            ==========

                                                                     PUTNAM VT
                                              PUTNAM VT               CAPITAL
                                            VOYAGER FUND        OPPORTUNITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $9,321                   $ --
 Net realized gain (loss) on security
  transactions                                      (345)                   776
 Net realized gain on distributions                   --                 48,468
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,535,043               (135,537)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,544,019                (86,293)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,735,198                 91,100
 Net transfers                                (1,941,479)               253,922
 Surrenders for benefit payments and
  fees                                        (2,417,798)               (12,537)
 Net loan activity                               405,701                   (264)
 Cost of insurance                            (1,603,745)               (54,829)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,822,123)               277,392
                                             -----------            -----------
 Net increase (decrease) in net assets        (2,278,104)               191,099
NET ASSETS:
 Beginning of year                            29,384,130                604,366
                                             -----------            -----------
 End of year                                 $27,106,026               $795,465
                                             ===========            ===========

                                              PUTNAM VT            VAN KAMPEN LIT
                                                EQUITY                COMSTOCK
                                             INCOME FUND             PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $13,454               $11,859
 Net realized gain (loss) on security
  transactions                                     81,381                   310
 Net realized gain on distributions                66,898                16,476
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (101,233)              (58,816)
                                             ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        60,500               (30,171)
                                             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                        162,777               127,192
 Net transfers                                 (1,392,141)              157,756
 Surrenders for benefit payments and
  fees                                           (102,931)              (32,205)
 Net loan activity                                 (4,884)                   --
 Cost of insurance                                (63,032)              (55,005)
                                             ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,400,211)              197,738
                                             ------------            ----------
 Net increase (decrease) in net assets         (1,339,711)              167,567
NET ASSETS:
 Beginning of year                              2,204,213               733,493
                                             ------------            ----------
 End of year                                     $864,502              $901,060
                                             ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account VL I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Portfolio, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, and Van Kampen LIT Comstock Portfolio.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the

-------------------------------------------------------------------------------

       entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on the contract date and on each subsequent monthly activity date:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for cost of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.40% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of $25. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                              $692,800        $390,780
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                               558,645         139,511
AllianceBernstein VPS International Growth
 Portfolio                                               341,784         127,710
AIM V.I. Capital Appreciation Fund                        55,866          70,207
AIM V.I. Core Equity Fund                                151,526          98,370
AIM V.I. International Growth Fund                        87,264             942
AIM V.I. Mid Cap Core Equity Fund                      1,757,100       1,091,796
AIM V.I. Small Cap Equity Fund                           139,972          89,065
AIM V.I. Capital Development Fund                         77,236          80,852
American Funds Asset Allocation Fund                   1,881,054       1,720,170
American Funds Blue Chip Income and Growth Fund        1,825,902       1,949,321
American Funds Bond Fund                               4,241,332       3,515,670
American Funds Global Growth Fund                      1,316,722       1,318,286
American Funds Growth Fund                             4,610,760       2,780,695
American Funds Growth-Income Fund                      3,423,724       2,573,012
American Funds International Fund                      3,110,684       4,709,668
American Funds New World Fund                          1,995,659       3,301,839
American Funds Global Small Capitalization Fund        1,163,504       1,394,071
Fidelity VIP Asset Manager Portfolio                     154,538         171,176
Fidelity VIP Equity-Income Portfolio                   1,031,524       2,605,987
Fidelity VIP Contrafund(R) Portfolio                   1,456,959         610,626
Fidelity VIP Overseas Portfolio                          247,987         195,410
Fidelity VIP Mid Cap Portfolio                         1,082,741         397,030
Fidelity VIP Freedom 2010 Portfolio                      102,026           1,126
Fidelity VIP Freedom 2020 Portfolio                       65,930           1,248
Fidelity VIP Freedom 2030 Portfolio                        1,631             251
Franklin Income Securities Fund                        1,149,559         351,256
Franklin Small Cap Value Securities Fund                 756,425       1,599,653

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund               $407,364         $12,872
Mutual Shares Securities Fund                          1,753,905       1,121,766
Templeton Growth Securities Fund                         270,813         130,020
Mutual Discovery Securities Fund                         568,966         164,099
Templeton Global Income Securities Fund                  848,821         273,491
Hartford Advisers HLS Fund                             1,833,724       4,194,973
Hartford Total Return Bond HLS Fund                    3,116,457       7,463,523
Hartford Capital Appreciation HLS Fund                12,259,242      13,244,717
Hartford Dividend and Growth HLS Fund                  2,494,906       3,856,884
Hartford Global Advisers HLS Fund                          3,382          13,793
Hartford Global Equity HLS Fund                           35,855          89,155
Hartford Global Growth HLS Fund                            3,848          60,806
Hartford Disciplined Equity HLS Fund                     367,909         222,940
Hartford Growth Opportunities HLS Fund                 1,155,317       2,731,685
Hartford Index HLS Fund                                1,380,740       8,784,647
Hartford International Small Company HLS Fund            572,356         449,595
Hartford International Opportunities HLS Fund          2,602,838       3,620,222
Hartford MidCap HLS Fund                               3,294,895       7,183,209
Hartford MidCap Value HLS Fund                           803,037         684,532
Hartford Money Market HLS Fund                        46,622,492      32,834,209
Hartford Small Company HLS Fund                        2,112,927       2,461,441
Hartford Stock HLS Fund                                1,276,714       4,350,098
Hartford U.S. Government Securities HLS Fund           5,813,623       6,469,211
Hartford Value Opportunities HLS Fund                  1,028,140         597,034
Lord Abbett America's Value Portfolio                    154,296          29,135
Lord Abbett Bond-Debenture Fund                           61,399           8,119
Lord Abbett Growth and Income Portfolio                  120,557          19,449
MFS Investors Trust Series                               250,925          29,364
MFS New Discovery Series                               1,060,416         742,706
MFS Total Return Series                                  648,831         495,502
MFS Value Series                                          98,673           3,419
Van Kampen -- UIF Mid Cap Growth Portfolio                51,773          27,606
Van Kampen -- UIF U.S. Mid Cap Value Portfolio           194,360         238,831
Oppenheimer Capital Appreciation Fund                     60,260          68,269
Oppenheimer Global Securities Fund/VA                    496,565         202,676
Oppenheimer Main Street Fund/VA                           57,863           9,667
Oppenheimer Main Street Small Cap Fund/VA                 53,926             968
Putnam VT Diversified Income Fund                         90,355         141,006
Putnam VT Global Asset Allocation Fund                   106,067         651,217
Putnam VT Global Equity Fund                             355,408       1,596,305
Putnam VT Growth and Income Fund                       4,535,697       3,515,224
Putnam VT Health Sciences Fund                             3,492          67,626
Putnam VT High Yield Fund                                886,322       1,172,722
Putnam VT Income Fund                                  1,124,328       1,289,083
Putnam VT International Growth and Income Fund            48,982          20,484
Putnam VT International Equity Fund                    2,408,903       1,249,744
Putnam VT International New Opportunities Fund             3,844          65,152
Putnam VT Investors Fund                                   1,710         104,042

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Putnam VT Money Market Fund                               $4,330         $30,940
Putnam VT New Opportunities Fund                         203,470       2,134,205
Putnam VT New Value Fund                                  92,720          95,665
Putnam VT OTC & Emerging Growth Fund                       1,134          25,115
Putnam VT Small Cap Value Fund                           397,639         218,303
Putnam VT The George Putnam Fund of Boston                31,759          29,057
Putnam VT Utilities Growth and Income Fund                31,738         152,255
Putnam VT Vista Fund                                          --          28,566
Putnam VT Voyager Fund                                   427,643       3,039,253
Putnam VT Capital Opportunities Fund                     184,411         156,720
Putnam VT Equity Income Fund                           1,152,991         670,153
Van Kampen LIT Comstock Portfolio                        290,807         135,810
                                                  --------------  --------------
                                                    $139,802,719    $150,765,008
                                                  ==============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value
 Portfolio                           81,756        57,799            23,957
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           31,870        19,793            12,077
AllianceBernstein VPS
 International Growth
 Portfolio                           39,244        16,777            22,467
AIM V.I. Capital Appreciation
 Fund                                 7,212         8,652            (1,440)
AIM V.I. Core Equity Fund            12,429         8,986             3,443
AIM V.I. International Growth
 Fund                                10,983           234            10,749
AIM V.I. Mid Cap Core Equity
 Fund                               106,294        94,613            11,681
AIM V.I. Small Cap Equity
 Fund                                12,852         8,024             4,828
AIM V.I. Capital Development
 Fund                                 4,647         8,408            (3,761)
American Funds Asset
 Allocation Fund                    150,524       191,227           (40,703)
American Funds Blue Chip
 Income and Growth Fund             124,921       165,675           (40,754)
American Funds Bond Fund            370,010       351,464            18,546
American Funds Global Growth
 Fund                               792,174     1,321,587          (529,413)
American Funds Growth Fund        4,217,291     4,820,745          (603,454)
American Funds Growth-Income
 Fund                             2,980,461     3,562,302          (581,841)
American Funds International
 Fund                               112,548       270,563          (158,015)
American Funds New World Fund        66,566       135,162           (68,596)
American Funds Global Small
 Capitalization Fund                588,198     1,017,789          (429,591)
Fidelity VIP Asset Manager
 Portfolio                            4,205        77,328           (73,123)
Fidelity VIP Equity-Income
 Portfolio                          631,636     1,398,570          (766,934)
Fidelity VIP Contrafund(R)
 Portfolio                          143,169        85,468            57,701
Fidelity VIP Overseas
 Portfolio                              400        86,554           (86,154)
Fidelity VIP Mid Cap
 Portfolio                           77,911        47,171            30,740
Fidelity VIP Freedom 2010
 Portfolio                           12,380           144            12,236
Fidelity VIP Freedom 2020
 Portfolio                            7,339           157             7,182
Fidelity VIP Freedom 2030
 Portfolio                              210            36               174
Franklin Income Securities
 Fund                               107,196        52,127            55,069
Franklin Small Cap Value
 Securities Fund                     45,946       107,643           (61,697)
Franklin Strategic Income
 Securities Fund                     42,331         1,838            40,493

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Mutual Shares Securities Fund       116,258       106,790             9,468
Templeton Growth Securities
 Fund                                28,217        18,107            10,110
Mutual Discovery Securities
 Fund                                50,269        21,163            29,106
Templeton Global Income
 Securities Fund                     76,482        28,180            48,302
Hartford Advisers HLS Fund          987,191     2,188,485        (1,201,294)
Hartford Total Return Bond
 HLS Fund                         1,687,277     4,154,504        (2,467,227)
Hartford Capital Appreciation
 HLS Fund                         1,408,441     3,125,349        (1,716,908)
Hartford Dividend and Growth
 HLS Fund                         1,046,164     1,684,809          (638,645)
Hartford Global Advisers HLS
 Fund                                    --         8,676            (8,676)
Hartford Global Equity HLS
 Fund                                 3,850        94,269           (90,419)
Hartford Global Growth HLS
 Fund                                    --        52,861           (52,861)
Hartford Disciplined Equity
 HLS Fund                           203,824       247,567           (43,743)
Hartford Growth Opportunities
 HLS Fund                            69,764       145,603           (75,839)
Hartford Index HLS Fund             573,348     2,850,005        (2,276,657)
Hartford International Small
 Company HLS Fund                    30,139        29,062             1,077
Hartford International
 Opportunities HLS Fund           1,097,966     1,608,503          (510,537)
Hartford MidCap HLS Fund            847,168     2,231,058        (1,383,890)
Hartford MidCap Value HLS
 Fund                                37,434        50,993           (13,559)
Hartford Money Market HLS
 Fund                            32,688,647    25,319,034         7,369,613
Hartford Small Company HLS
 Fund                             1,336,805     1,731,003          (394,198)
Hartford Stock HLS Fund             979,547     2,162,510        (1,182,963)
Hartford U.S. Government
 Securities HLS Fund                696,972     2,981,193        (2,284,221)
Hartford Value Opportunities
 HLS Fund                           106,758        67,972            38,786
Lord Abbett America's Value
 Portfolio                           12,665         5,424             7,241
Lord Abbett Bond-Debenture
 Fund                                 6,152         1,093             5,059
Lord Abbett Growth and Income
 Portfolio                           12,891         3,998             8,893
MFS Investors Trust Series           28,195         2,792            25,403
MFS New Discovery Series             71,288        69,280             2,008
MFS Total Return Series              46,743        55,645            (8,902)
MFS Value Series                     10,881           616            10,265
Van Kampen -- UIF Mid Cap
 Growth Portfolio                     6,188         4,616             1,572
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                 13,984        26,713           (12,729)
Oppenheimer Capital
 Appreciation Fund                    7,915         8,293              (378)
Oppenheimer Global Securities
 Fund/VA                             43,207        26,035            17,172
Oppenheimer Main Street
 Fund/VA                              3,998         1,745             2,253
Oppenheimer Main Street Small
 Cap Fund/VA                          5,747           234             5,513
Putnam VT Diversified Income
 Fund                                 8,656        10,568            (1,912)
Putnam VT Global Asset
 Allocation Fund                     11,359        35,037           (23,678)
Putnam VT Global Equity Fund         26,902        84,448           (57,546)
Putnam VT Growth and Income
 Fund                                91,781       199,113          (107,332)
Putnam VT Health Sciences
 Fund                                    13         4,995            (4,982)
Putnam VT High Yield Fund            35,433        69,961           (34,528)
Putnam VT Income Fund                60,641        87,465           (26,824)
Putnam VT International
 Growth and Income Fund                  --         1,129            (1,129)
Putnam VT International
 Equity Fund                        105,611       113,922            (8,311)
Putnam VT International New
 Opportunities Fund                      --         3,764            (3,764)
Putnam VT Investors Fund                 --        11,454           (11,454)
Putnam VT Money Market Fund              --        17,388           (17,388)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT New Opportunities
 Fund                                43,097       135,211           (92,114)
Putnam VT New Value Fund                 --         5,498            (5,498)
Putnam VT OTC & Emerging
 Growth Fund                            270         3,664            (3,394)
Putnam VT Small Cap Value
 Fund                                35,478        29,209             6,269
Putnam VT The George Putnam
 Fund of Boston                          --         2,125            (2,125)
Putnam VT Utilities Growth
 and Income Fund                        433         5,330            (4,897)
Putnam VT Vista Fund                     --         2,409            (2,409)
Putnam VT Voyager Fund               80,276       174,993           (94,717)
Putnam VT Capital
 Opportunities Fund                  13,964        15,286            (1,322)
Putnam VT Equity Income Fund         97,411        62,244            35,167
Van Kampen LIT Comstock
 Portfolio                           29,424        19,806             9,618

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VP
 International Value
 Portfolio                          141,987        52,817            89,170
AllianceBernstein VP
 Small/Mid Cap Value
 Portfolio                          248,464        34,794           213,670
AllianceBernstein VPS
 International Growth
 Portfolio                           59,861         1,551            58,310
AIM V.I. Capital Appreciation
 Fund                                 4,764         4,497               267
AIM V.I. Core Equity Fund             2,432         3,043              (611)
AIM V.I. Mid Cap Core Equity
 Fund                                23,051        22,505               546
AIM V.I. Small Cap Equity
 Fund                                 8,939         2,697             6,242
AIM V.I. Capital Development
 Fund                                30,226        11,754            18,472
American Funds Asset
 Allocation Fund                    150,050       137,309            12,741
American Funds Blue Chip
 Income and Growth Fund              56,748        41,014            15,734
American Funds Bond Fund            491,934       263,397           228,537
American Funds Global Growth
 Fund                             1,083,814     1,057,545            26,269
American Funds Growth Fund        3,871,438     3,516,492           354,946
American Funds Growth-Income
 Fund                             2,467,401     3,130,188          (662,787)
American Funds International
 Fund                               180,582       124,599            55,983
American Funds New World Fund       184,953       153,822            31,131
American Funds Global Small
 Capitalization Fund              1,666,010     1,616,818            49,192
Fidelity VIP Asset Manager
 Portfolio                            3,881       154,619          (150,738)
Fidelity VIP Equity-Income
 Portfolio                          724,108     1,175,812          (451,704)
Fidelity VIP Contrafund
 Portfolio                          169,149        72,870            96,279
Fidelity VIP Overseas
 Portfolio                              886       168,441          (167,555)
Fidelity VIP Mid Cap
 Portfolio                          121,498        24,228            97,270
Franklin Income Securities
 Fund                               166,628        37,711           128,917
Franklin Small Cap Value
 Securities Fund                     46,277        58,969           (12,692)
Mutual Shares Securities Fund       124,193        62,696            61,497
Templeton Growth Securities
 Fund                                28,207         3,402            24,805
Mutual Discovery Securities
 Fund                                67,029        18,471            48,558
Templeton Global Income
 Securities Fund                     30,606           392            30,214
Hartford Advisers HLS Fund        1,008,460     2,017,156        (1,008,696)
Hartford Total Return Bond
 HLS Fund                         2,612,250     4,169,941        (1,557,691)
Hartford Capital Appreciation
 HLS Fund                         1,316,665     3,303,468        (1,986,803)
Hartford Dividend and Growth
 HLS Fund                         1,179,390     2,644,276        (1,464,886)
Hartford Global Advisers HLS
 Fund                                    --        17,698           (17,698)

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Growth HLS
 Fund                                    --         6,002            (6,002)
Hartford Global Technology
 HLS Fund                                --        10,666           (10,666)
Hartford Disciplined Equity
 HLS Fund                           203,041       278,008           (74,967)
Hartford Growth Opportunities
 HLS Fund                           239,108       108,375           130,733
Hartford Index HLS Fund             682,927     1,553,116          (870,189)
Hartford International Small
 Company HLS Fund                   117,672       105,444            12,228
Hartford International
 Opportunities HLS Fund           1,214,391     1,423,610          (209,219)
Hartford MidCap HLS Fund            729,338     1,676,421          (947,083)
Hartford MidCap Value HLS
 Fund                               119,836       126,795            (6,959)
Hartford Money Market HLS
 Fund                            20,925,828    20,919,894             5,934
Hartford Mortgage Securities
 HLS Fund                           303,462       366,580           (63,118)
Hartford Small Company HLS
 Fund                             1,195,101     1,128,185            66,916
Hartford Stock HLS Fund           1,061,089     2,290,110        (1,229,021)
Hartford Value Opportunities
 HLS Fund                           132,577       138,349            (5,772)
Lord Abbett America's Value
 Portfolio                           60,932         7,490            53,442
Lord Abbett Growth and Income
 Portfolio                           14,325         7,800             6,525
MFS Investors Trust Series            4,313           207             4,106
MFS New Discovery Series              7,542         9,194            (1,652)
MFS Total Return Series              46,168        36,956             9,212
U.S. Mid Cap Value                   48,203        10,334            37,869
Oppenheimer Capital
 Appreciation Fund                   14,283         6,521             7,762
Oppenheimer Global Securities
 Fund                                42,174        21,194            20,980
Oppenheimer Main Street Fund         26,579         1,050            25,529
Putnam VT Diversified Income
 Fund                                    --         2,303            (2,303)
Putnam VT Global Asset
 Allocation Fund                      1,695        14,523           (12,828)
Putnam VT Global Equity Fund         35,767       102,367           (66,600)
Putnam VT Growth and Income
 Fund                                79,490       199,506          (120,016)
Putnam VT Health Sciences
 Fund                                    --         5,310            (5,310)
Putnam VT High Yield Fund            69,909       109,661           (39,752)
Putnam VT Income Fund                80,586        64,682            15,904
Putnam VT International
 Growth and Income Fund                  --        11,799           (11,799)
Putnam VT International
 Equity Fund                         54,543       104,433           (49,890)
Putnam VT International New
 Opportunities Fund                      --         1,397            (1,397)
Putnam VT Investors Fund                  2         8,143            (8,141)
Putnam VT Money Market Fund             551        23,257           (22,706)
Putnam VT New Opportunities
 Fund                                67,600       127,287           (59,687)
Putnam VT New Value Fund                454        15,970           (15,516)
Putnam VT OTC & Emerging
 Growth Fund                             --         7,535            (7,535)
Putnam VT Small Cap Value
 Fund                                44,933        20,726            24,207
Putnam VT The George Putnam
 Fund of Boston                          --        14,751           (14,751)
Putnam VT Utilities Growth
 and Income Fund                        196         6,048            (5,852)
Putnam VT Vista Fund                     --         4,401            (4,401)
Putnam VT Voyager Fund              103,311       218,505          (115,194)
Putnam VT Capital
 Opportunities Fund                  22,024         6,770            15,254
Putnam VT Equity Income Fund         17,888       103,638           (85,750)
Van Kampen LIT Comstock
 Portfolio                           23,184         7,490            15,694

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges          196,348     $6.074134      $1,192,641
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          172,391     13.001625       2,241,366
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           83,221     12.314196       1,024,800
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2008  Lowest contract charges          261,864      7.489616       1,961,259
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          249,788     11.656335       2,911,607
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           36,117     11.480951         414,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            2,118     10.053255          21,294
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2008  Lowest contract charges           80,777      5.989175         483,787
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           58,310     11.735231         684,280
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2008  Lowest contract charges           26,406      7.254268         191,554
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           27,846     12.614437         351,266
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           27,579     11.261514         310,582
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2008  Lowest contract charges           --              0.90%            (53.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.00%              5.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.08%             13.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2008  Lowest contract charges           --              0.44%            (35.75)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.28%              1.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.21%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               1.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2008  Lowest contract charges           --                --             (48.96)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.64%              7.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2008  Lowest contract charges           --                --             (42.49)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              12.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.13%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges            8,735    $10.957579         $95,720
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            5,292     15.685297          83,012
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            5,903     14.507758          85,640
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2008  Lowest contract charges           10,749      6.495072          69,815
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges          100,975     12.155426       1,227,399
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           89,294     17.005072       1,518,444
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           88,748     15.522798       1,377,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          155,780     13.954120       2,173,771
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          120,671     12.966631       1,564,695
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges           18,619      8.853684         164,851
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           13,791     12.889339         177,758
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            7,549     12.253694          92,501
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges              302     10.434113           3,153
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges           --              3.12%            (30.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.97%              8.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.70%              9.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2008  Lowest contract charges           --              2.17%            (37.17)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges           --              1.33%            (28.52)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.22%              9.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.73%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.58%              7.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.19%             13.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges           --                --             (31.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.05%              5.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               2.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges           28,661     $7.052376        $202,129
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           32,422     13.312750         431,621
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           13,950     12.010285         167,538
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges               26     10.307493             264
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2008  Lowest contract charges          653,850     11.262300       7,363,851
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          694,553     15.977239      11,097,043
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          681,812     14.994647      10,223,533
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          619,755     13.077484       8,104,836
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          422,433     11.982388       5,061,752
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2008  Lowest contract charges          373,024     10.382553       3,872,938
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          413,778     16.351739       6,765,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          398,044     16.027025       6,379,456
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          377,338     13.649702       5,150,556
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          470,117     12.728640       5,983,950
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges           --                --             (47.03)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              10.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --                --               1.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2008  Lowest contract charges           --              2.49%            (29.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.21%              6.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.37%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              2.58%              9.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.43%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2008  Lowest contract charges           --              1.98%            (36.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.55%              2.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.16%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.09%              7.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.45%              9.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges                  639,594      $11.107228        $7,104,117
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  621,048       12.252603         7,609,452
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  392,511       11.857928         4,654,369
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  327,461       11.083750         3,629,494
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  381,493       10.910455         4,162,262
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges                4,216,349        1.058316         4,462,229
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                4,745,762        1.717724         8,151,909
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                4,719,493        1.495637         7,058,648
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                4,188,598        1.241944         5,202,004
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                3,933,758        1.088710         4,282,722
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges                  --               5.36%              (9.35)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               8.54%               3.33%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.83%               6.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.23%               1.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               3.37%               5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2008  Lowest contract charges                  --               1.76%             (38.39)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.70%              14.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.87%              20.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.66%              14.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.46%              13.49%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges               17,907,872       $0.742443       $13,295,575
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               18,511,327        1.325073        24,528,859
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               18,156,380        1.179431        21,414,198
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               19,569,469        1.070088        20,941,054
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               17,621,715        0.920977        16,229,194
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges               14,376,114        0.952901        13,699,014
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               14,957,955        1.533170        22,933,087
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               15,620,742        1.459565        22,799,489
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               15,977,809        1.266953        20,243,133
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               15,618,962        1.197136        18,698,022
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges                  --               0.82%             (43.97)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.80%              12.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.79%              10.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.72%              16.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.19%              12.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH-INCOME FUND
 2008  Lowest contract charges                  --               1.72%             (37.85)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.53%               5.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.59%              15.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.35%               5.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.91%              10.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges                  543,321      $15.043908        $8,173,667
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  701,336       25.993056        18,229,871
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  645,353       21.656876        13,976,334
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  578,018       18.202405        10,521,325
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  495,532       14.981085         7,423,605
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges                  160,830       18.002579         2,895,353
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  229,426       31.240624         7,167,408
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  198,295       23.629455         4,685,604
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  159,657       17.820884         2,845,230
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   96,348       14.760130         1,422,105
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2008  Lowest contract charges                  --               1.71%             (42.12)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.59%              20.02%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.72%              18.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.63%              21.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.65%              19.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges                  --               1.32%             (42.37)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.32%              32.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.17%              32.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.32%              20.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.64%              18.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges                2,236,900       $1.147402        $2,566,623
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                2,666,491        2.468617         6,582,545
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                2,617,299        2.032992         5,320,948
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                3,048,788        1.638805         4,996,370
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                2,617,731        1.307366         3,422,332
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges                  461,229        1.871681           863,274
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  534,352        2.625733         1,403,067
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  685,090        2.273295         1,557,411
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  754,646        2.118302         1,598,567
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  917,730        2.035964         1,868,465
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges                  --                 --              (53.52)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.02%              21.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.46%              24.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.83%              25.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               20.88%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP ASSET MANAGER PORTFOLIO
 2008  Lowest contract charges                  --               2.52%             (28.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               6.07%              15.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.73%               7.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.74%               4.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.99%               5.47%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2008  Lowest contract charges                   50,190       $7.215315          $362,134
    Highest contract charges                  5,171,562        1.919982         9,929,307
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   34,968       12.616655           441,184
    Highest contract charges                  5,953,718        3.348026        19,933,203
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   14,000       12.458100           174,410
    Highest contract charges                  6,426,390        3.297550        21,191,343
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,028       10.387944            21,069
    Highest contract charges                  7,023,241        2.743539        19,268,536
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                7,292,679        2.591536        18,899,240
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 2008  Lowest contract charges                  290,315        8.007735         2,324,762
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  232,614       13.972661         3,250,238
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  136,335       11.911647         1,623,977
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   10,890       10.689654           116,411
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges                  636,640        1.673907         1,065,676
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  722,794        2.978729         2,153,008
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  890,349        2.539150         2,260,730
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,049,784        2.150376         2,257,429
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,219,133        1.806348         2,202,179
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
 2008  Lowest contract charges                  --               2.58%             (42.81)%
    Highest contract charges                    --               2.44%             (42.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.17%               1.27%
    Highest contract charges                    --               1.77%               1.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.79%              19.93%
    Highest contract charges                    --               3.34%              20.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.24%
    Highest contract charges                    --               1.60%               5.87%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.54%              11.53%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
 2008  Lowest contract charges                  --               0.88%             (42.69)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.94%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.24%              11.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP OVERSEAS PORTFOLIO
 2008  Lowest contract charges                  --               2.53%             (43.81)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.28%              17.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.90%              18.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.68%              19.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.41%              13.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges                  196,161       $8.324310        $1,632,904
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  165,421       13.783318         2,280,055
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   68,151       11.950350           814,427
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    3,894       10.631702            41,397
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges                   12,236        7.810650            95,573
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges                    7,182        7.169550            51,489
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges                      174        6.707483             1,170
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges                  245,846        8.351913         2,053,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  190,777       11.872911         2,265,075
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   61,860       11.443038           707,863
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges                  --               0.24%             (39.61)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.50%              15.34%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.05%              12.40%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.65%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2010 PORTFOLIO
 2008  Lowest contract charges                  --              17.83%             (23.92)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2020 PORTFOLIO
 2008  Lowest contract charges                  --               7.13%             (30.88)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FIDELITY VIP FREEDOM 2030 PORTFOLIO
 2008  Lowest contract charges                  --              14.94%             (35.90)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges                  --               5.51%             (29.66)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.14%               3.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.06%              12.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                  190,433      $12.530774        $2,386,273
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  252,130       18.707094         4,716,627
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  264,822       19.163059         5,074,793
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  206,086       16.381351         3,375,967
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  226,334       15.061082         3,408,832
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges                   40,493        8.855462           358,588
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges                  319,099       10.912235         3,482,079
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  309,631       17.350672         5,372,299
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  248,134       16.767268         4,160,520
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  203,621       14.163953         2,884,085
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  139,963       12.811952         1,793,194
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges                   50,989        6.895852           351,615
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   40,879       11.955902           488,740
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   16,074       11.681704           187,772
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                  --               1.30%             (33.02)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.65%              (2.38)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.57%              16.98%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.73%               8.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.18%              23.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2008  Lowest contract charges                  --               0.68%             (13.27)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges                  --               3.31%             (37.11)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.48%               3.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.47%              18.38%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.87%              10.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.82%              12.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges                  --               1.77%             (42.32)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.34%               2.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.03%              11.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges                  112,686       $9.148724        $1,030,929
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   83,580       12.787292         1,068,763
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   35,022       11.432675           400,390
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                   78,516       11.691131           917,944
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   30,214       11.007928           332,595
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                7,847,340        2.329770        18,282,497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                9,048,634        3.408043        30,838,134
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               10,057,330        3.195934        32,142,564
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               11,390,832        2.886947        32,884,727
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               12,755,451        2.692139        34,339,447
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges                  --               2.36%             (28.46)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.44%              11.85%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.01%              11.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                  --               3.45%               6.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.02%               6.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                  --               2.94%             (31.64)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.16%               6.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.32%              10.70%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.21%               7.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.04%               3.74%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                9,460,842       $2.284046       $21,608,998
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               11,928,069        2.472569        29,492,974
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               13,485,760        2.362266        31,856,952
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               13,338,798        2.254006        30,065,732
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               12,219,743        2.200121        26,884,914
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges               12,249,300        4.175508        51,147,052
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               13,966,209        7.674740       107,187,019
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               15,953,011        6.569283       104,799,843
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               17,718,110        5.633312        99,811,642
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               19,597,610        4.875404        95,546,266
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                  --               6.13%              (7.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.97%               4.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.99%               4.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.59%               2.45%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               4.71%               4.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                  --               1.75%             (45.59)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.12%              16.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.34%              16.62%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%              15.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.34%              19.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                6,482,446       $2.975883       $19,291,000
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                7,121,091        4.404234        31,362,951
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                8,585,977        4.068371        34,930,939
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                9,224,403        3.380148        31,179,848
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                9,644,370        3.190025        30,765,779
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                   32,185        1.206928            38,845
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   40,861        1.788088            73,063
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   58,559        1.533670            89,810
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   70,188        1.409162            98,907
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   96,089        1.363233           130,992
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                    3,774        6.096042            23,007
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                  --               2.24%             (32.43)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.57%               8.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.80%              20.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.88%               5.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.38%              12.42%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                  --               4.16%             (32.50)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.80%              16.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.81%               8.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               3.51%               3.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.02%              12.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                  --               1.22%             (34.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                   47,411       $0.768187           $36,421
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  100,272        1.615778           162,018
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  106,274        1.292115           137,318
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  122,818        1.131997           139,030
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  161,223        1.103429           177,897
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                1,339,961        1.043087         1,397,696
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                1,383,704        1.662814         2,300,843
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                1,458,671        1.534766         2,238,719
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,646,440        1.364817         2,247,089
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,672,088        1.280563         2,141,214
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                  --               0.43  %           (52.46  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.05  %            25.05  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.76  %            14.15  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.72  %             2.59  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.51  %            19.19  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                  --               1.21  %           (37.27  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.00  %             8.34  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.10  %            12.45  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.17  %             6.58  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.12  %             8.41  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                  147,838      $12.987431        $1,920,034
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  223,677       23.902204         5,346,370
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   92,944       18.435854         1,713,495
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   96,916       16.452771         1,594,535
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   52,410       14.145761           741,383
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges                5,310,103        2.490602        13,225,353
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                7,586,760        3.960309        30,045,913
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                8,456,949        3.764477        31,835,988
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                9,730,753        3.260543        31,727,540
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               10,612,928        3.120058        33,112,951
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                  --               0.37  %           (45.66  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.19  %            29.65  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.86  %            12.05  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.27  %            16.31  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               17.19  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges                  --               1.88  %           (37.11  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.60  %             5.20  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.66  %            15.46  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.88  %             4.50  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.31  %            10.39  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges                   89,170      $14.524923        $1,295,188
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   88,093       25.232430         2,222,808
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   75,865       23.147960         1,756,122
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   57,152       17.897193         1,022,857
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   44,362       15.090922           669,466
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges                5,362,313        2.167800        11,624,422
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                5,872,850        3.753520        22,043,860
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                6,082,069        2.945663        17,915,727
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                6,189,142        2.366771        14,648,282
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                6,555,816        2.064885        13,537,007
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2008  Lowest contract charges                  --               1.31  %           (42.44  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.48  %             9.01  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.60  %            29.34  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.24  %            18.60  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               16.96  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges                  --               2.20  %           (42.25  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.18  %            27.43  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.70  %            24.46  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               14.62  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.72  %            18.08  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges                3,898,288       $2.710162       $10,564,993
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                5,282,178        4.190281        22,133,811
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                6,229,261        3.634263        22,638,771
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                6,435,492        3.252335        20,930,375
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                6,875,279        2.784937        19,147,220
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges                  110,777       11.600671         1,285,093
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  124,336       19.402626         2,412,450
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  131,295       18.998199         2,494,362
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  132,419       16.116626         2,134,147
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  194,558       14.653166         2,850,892
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2008  Lowest contract charges                  --               0.47  %           (35.32  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.45  %            15.30  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.11  %            11.74  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.40  %            16.78  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.27  %            16.44  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP VALUE HLS FUND
 2008  Lowest contract charges                  --               0.76  %           (40.21  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.44  %             2.13  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.95  %            17.88  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.58  %             9.99  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.10  %            16.30  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges               22,166,465       $1.795505       $39,799,999
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges               14,796,853        1.757923        26,011,728
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               14,790,918        1.675089        24,776,105
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               14,550,657        1.599845        23,278,797
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               16,833,071        1.555598        26,185,492
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges                4,682,220        1.512167         7,080,299
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                5,076,418        2.545893        12,924,017
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                5,009,502        2.228805        11,165,202
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                6,311,609        1.947811        12,293,821
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                6,366,737        1.609664        10,248,307
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges                  --               1.96  %             2.14  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.81  %             4.95  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.60  %             4.70  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.77  %             2.84  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.92  %             0.94  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges                  --               0.10  %           (40.60  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.24  %            14.23  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.17  %            14.43  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               21.01  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               12.18  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges                7,963,174       $2.316588       $18,447,394
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                9,146,137        4.073434        37,256,185
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges               10,375,158        3.846378        39,906,781
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges               11,361,659        3.354778        38,115,844
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges               12,416,388        3.060365        37,998,680
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                  496,367        9.957373         4,942,511
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                  200,046       10.424442         2,085,367
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  161,260       17.686037         2,852,049
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  167,032       18.873752         3,152,515
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  205,345       15.857149         3,256,184
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  166,025       14.638700         2,430,388
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges                  --               2.01  %           (43.13  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.99  %             5.90  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.33  %            14.65  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.87  %             9.62  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.06  %             4.17  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                  --               8.15  %            (0.59  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                  --               2.03  %           (41.06  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.17  %            (6.29  )%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.22  %            19.02  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.49  %             8.32  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.34  %            18.87  %
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                   72,550       $8.730699          $633,409
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   65,309       11.828624           772,512
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,867       11.466028           136,072
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                       --              --                --
    Highest contract charges                        764       10.009346             7,642
    Remaining contract charges                       --              --                --
LORD ABBETT BOND-DEBENTURE FUND
 2008  Lowest contract charges                    5,059        8.432890            42,659
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                   35,557        7.998229           284,397
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   26,664       12.579832           335,423
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   20,139       12.161720           244,921
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      128       10.370449             1,323
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges                   30,246        8.706510           263,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    4,843       13.010156            63,002
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                      737       11.794638             8,695
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2008  Lowest contract charges                  --               4.32%             (26.19)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.88%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               5.15%              14.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                  --
    Highest contract charges                    --              20.38%               0.51%
    Remaining contract charges                  --                 --                  --
LORD ABBETT BOND-DEBENTURE FUND
 2008  Lowest contract charges                  --              14.05%             (18.23)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                  --               1.80%             (36.42)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.30%               3.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.43%              17.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               5.85%               2.64%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges                  --               0.70%             (33.08)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.63%              10.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.04%              12.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges                   20,524       $9.566346          $196,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   18,516       15.767530           291,956
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   20,168       15.380400           310,194
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   82,994       13.585071         1,127,475
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   69,511       12.907985           897,244
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges                  165,688       11.199735         1,855,660
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  174,590       14.382866         2,511,104
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  165,378       13.801173         2,282,404
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  175,685       12.334140         2,166,928
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  113,621       11.995951         1,362,994
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
MFS VALUE SERIES
 2008  Lowest contract charges                   10,265        7.370068            75,653
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges                    1,572        5.909437             9,288
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges                  --                 --              (39.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               13.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                5.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                6.52%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges                  --               3.09%             (22.13)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.50%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.30%              11.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.67%               2.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.39%              11.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
MFS VALUE SERIES
 2008  Lowest contract charges                  --                 --              (30.19)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges                  --               0.12%             (44.99)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2008  Lowest contract charges                   25,140       $6.302084          $158,436
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   37,869       10.757939           407,388
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                   33,362        6.938164           231,472
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   33,740       12.768186           430,804
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   25,978       11.214030           291,316
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      917       10.414050             9,546
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                   88,935        7.956807           707,638
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   71,763       13.334725           956,935
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   50,783       12.570301           638,356
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    5,080       10.710592            54,407
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges                   32,111        7.602822           244,132
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   29,858       12.387474           369,859
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    4,329       11.893698            51,488
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                      462       10.364164             4,784
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2008  Lowest contract charges                  --               0.79%             (41.42)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                0.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                  --                 --              (45.66)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.01%              13.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.01%               7.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                3.86%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                  --               1.15%             (40.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.01%               6.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.27%              17.36%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                4.57%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges                  --               1.22%             (38.63)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.36%               4.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.24%              14.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                2.32%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges                    5,513       $6.836775           $37,692
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                    5,548        7.191250            39,894
    Highest contract charges                     21,948       14.968756           328,537
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   29,408       21.692473           637,939
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   31,711       20.819828           660,224
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   36,650       19.530112           715,783
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   46,443       18.910417           878,263
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                   60,372       19.786145         1,194,530
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   84,050       29.602231         2,488,079
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   96,878       28.694786         2,779,901
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  125,619       25.385139         3,188,847
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  146,259       23.680233         3,463,443
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges                  --                 --              (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                  --                 --              (29.96)%
    Highest contract charges                    --               6.49%             (31.00)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               5.05%               4.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               5.89%               6.60%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               7.78%               3.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               9.84%               9.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                  --               4.49%             (33.16)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.72%               3.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.12%              13.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.40%               7.20%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               3.32%               9.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges          330,704    $17.847130      $5,902,118
    Highest contract charges              2,090     10.521629          21,985
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          388,661     32.591358      12,666,991
    Highest contract charges              1,679     19.251565          32,318
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          455,485     29.800420      13,573,633
    Highest contract charges              1,455     17.658324          25,698
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          540,385     24.129019      13,038,961
    Highest contract charges              1,929     14.331216          27,651
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          596,158     22.118357      13,186,038
    Highest contract charges                543     13.174300           7,150
    Remaining contract charges               --            --              --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges           19,395      8.870392         172,038
    Highest contract charges            613,916     21.545827      13,227,319
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           17,095     14.469512         247,358
    Highest contract charges            723,548     35.071434      25,375,850
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           14,234     15.399391         219,190
    Highest contract charges            846,425     37.228527      31,511,147
    Remaining contract charges               --            --              --
 2005  Lowest contract charges            7,307     13.285600          97,079
    Highest contract charges            976,979     32.040356      31,302,740
    Remaining contract charges               --            --              --
 2004  Lowest contract charges            3,616     12.625543          45,653
    Highest contract charges          1,066,335     30.370460      32,385,077
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2008  Lowest contract charges           --              2.86%            (45.24)%
    Highest contract charges             --              2.40%            (45.35)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.27%              9.37%
    Highest contract charges             --              2.01%              9.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.58%             23.50%
    Highest contract charges             --              0.38%             23.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.02%              9.09%
    Highest contract charges             --              0.37%              8.78%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              2.23%             13.94%
    Highest contract charges             --              1.66%             13.68%
    Remaining contract charges           --                --                 --
PUTNAM VT GROWTH AND INCOME FUND
 2008  Lowest contract charges           --              2.09%            (38.70)%
    Highest contract charges             --              2.63%            (38.57)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.23%             (6.04)%
    Highest contract charges             --              1.58%             (5.79)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.31%             15.91%
    Highest contract charges             --              1.80%             16.19%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.14%              5.23%
    Highest contract charges             --              1.79%              5.50%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.36%             11.11%
    Highest contract charges             --              1.80%             11.37%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges           25,448    $11.913774        $303,179
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           30,430     14.336048         436,251
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           35,740     14.388482         514,252
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           41,939     13.960596         585,495
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           58,254     12.300632         716,563
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges          189,403     19.219456       3,640,215
    Highest contract charges             63,498     10.468992         664,760
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          227,189     25.975431       5,901,342
    Highest contract charges             60,240     14.160292         853,019
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          269,305     25.143715       6,771,321
    Highest contract charges             57,876     13.775449         797,272
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          310,861     22.734033       7,067,115
    Highest contract charges             33,273     12.463889         414,717
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          376,882     21.972422       8,281,001
    Highest contract charges             23,650     12.089639         285,921
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND
 2008  Lowest contract charges           --                --             (16.90)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.13%             (0.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.53%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.34%             13.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              0.42%              7.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT HIGH YIELD FUND
 2008  Lowest contract charges           --             10.06%            (26.01)%
    Highest contract charges             --              8.91%            (26.07)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              8.19%              3.31%
    Highest contract charges             --              7.20%              2.79%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              8.03%             10.60%
    Highest contract charges             --              5.48%             10.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              8.59%              3.47%
    Highest contract charges             --              7.34%              3.10%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              8.87%             10.99%
    Highest contract charges             --              3.37%             10.54%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2008  Lowest contract charges          261,941    $17.133269      $4,487,907
    Highest contract charges             54,137      8.902167         481,938
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          300,002     22.479655       6,743,930
    Highest contract charges             42,901     11.701925         502,028
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          297,132     21.318359       6,334,359
    Highest contract charges             29,866     11.120988         332,140
    Remaining contract charges               --            --              --
 2005  Lowest contract charges          307,922     20.337007       6,262,201
    Highest contract charges             20,861     10.640021         221,964
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          328,095     19.822044       6,503,512
    Highest contract charges             13,483     10.394738         140,156
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2008  Lowest contract charges           11,800     12.021934         141,855
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           12,929     22.199807         287,015
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           24,728     20.691059         511,657
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           27,245     16.212019         441,691
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           30,043     14.179491         425,989
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INCOME FUND
 2008  Lowest contract charges           --              7.09%            (23.78)%
    Highest contract charges             --              6.54%            (23.93)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.22%              5.45%
    Highest contract charges             --              4.73%              5.22%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.49%              4.83%
    Highest contract charges             --              3.90%              4.52%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              3.45%              2.60%
    Highest contract charges             --              2.98%              2.36%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              4.30%              4.72%
    Highest contract charges             --              1.71%              4.43%
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2008  Lowest contract charges           --              2.19%            (45.85)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.13%              7.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.41%             27.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.06%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.43%             21.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2008  Lowest contract charges          388,356    $12.283717      $4,770,460
    Highest contract charges             19,722     11.977464         236,225
    Remaining contract charges               --            --              --
 2007  Lowest contract charges               --     21.872886              --
    Highest contract charges             17,226     21.369414         368,101
    Remaining contract charges          399,163            --       8,730,839
 2006  Lowest contract charges               --     18.422748              --
    Highest contract charges             12,951     19.719498         255,395
    Remaining contract charges          453,328            --       9,129,476
 2005  Lowest contract charges          524,981     15.728136       8,256,972
    Highest contract charges              6,212     15.439804          95,918
    Remaining contract charges               --            --              --
 2004  Lowest contract charges          572,314     13.986237       8,004,516
    Highest contract charges              2,703     13.761280          37,199
    Remaining contract charges               --            --              --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges            9,685     11.206894         108,540
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           13,449     19.444746         261,504
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           14,846     17.128684         254,293
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2005  Lowest contract charges           18,814     13.548679         254,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2004  Lowest contract charges           23,942     11.419666         273,410
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2008  Lowest contract charges           --              2.50%            (43.84)%
    Highest contract charges             --              2.04%            (43.95)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               8.61%
    Highest contract charges             --              2.56%              8.37%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              28.04%
    Highest contract charges             --              0.53%             27.72%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              1.68%             12.45%
    Highest contract charges             --              1.12%             12.20%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.62%             16.49%
    Highest contract charges             --              1.00%             16.19%
    Remaining contract charges           --                --                 --
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2008  Lowest contract charges           --              2.12%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.09%             13.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.54%             26.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges           --              0.93%             18.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --              1.34%             13.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                   23,939       $7.046749          $168,693
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   35,393       11.636062           411,839
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   43,534       12.236223           532,688
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   51,180       10.711383           548,214
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   58,862        9.824339           578,282
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                   76,218        1.796082           136,895
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   93,606        1.746726           163,505
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  116,312        1.662379           193,354
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                  137,199        1.588794           217,981
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                  283,534        1.545717           438,263
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2008  Lowest contract charges                  --               0.57%             (39.44)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.59%              (4.91)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.67%              14.24%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.24%               9.03%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.75%              13.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT MONEY MARKET FUND
 2008  Lowest contract charges                  --               2.81%               2.83%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.93%               5.07%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.51%               4.63%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.58%               2.79%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.84%               0.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                    2,088       $9.829288           $20,526
    Highest contract charges                    427,519       15.925954         6,808,655
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                    2,095       16.046422            33,617
    Highest contract charges                    519,626       25.945436        13,481,922
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    1,144       15.175568            17,355
    Highest contract charges                    580,264       24.472443        14,200,480
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    1,666       13.979089            23,284
    Highest contract charges                    638,930       22.488065        14,368,299
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                      854       12.708018            10,851
    Highest contract charges                    752,967       20.383662        15,348,232
    Remaining contract charges                       --              --                --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                   20,344       11.455993           233,062
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   25,842       20.677264           534,349
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   41,358       21.678201           896,576
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   50,670       18.642121           944,598
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   59,201       17.564560         1,039,846
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND
 2008  Lowest contract charges                  --                 --              (38.75)%
    Highest contract charges                    --               0.31%             (38.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                5.74%
    Highest contract charges                    --               0.16%               6.02%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                8.56%
    Highest contract charges                    --               0.17%               8.82%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.07%              10.00%
    Highest contract charges                    --               0.37%              10.32%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               10.31%
    Highest contract charges                    --                 --               10.57%
    Remaining contract charges                  --                 --                  --
PUTNAM VT NEW VALUE FUND
 2008  Lowest contract charges                  --               2.31%             (44.60)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.45%              (4.62)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.30%              16.29%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.09%               6.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               1.19%              15.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                   29,831       $4.905646          $146,339
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   33,225        9.000886           299,053
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   40,760        7.974374           325,034
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   48,444        7.077526           342,864
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   59,918        6.548058           392,349
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                   48,023        6.246201           299,960
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   41,754       10.300530           430,083
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   17,547       11.801519           207,076
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    1,631       10.061432            16,411
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                   15,122        9.580101           144,875
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   17,247       16.092548           277,550
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   31,998       15.910698           509,110
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   47,141       14.177205           668,326
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   60,015       13.603625           816,424
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT OTC & EMERGING GROWTH FUND
 2008  Lowest contract charges                  --                 --              (45.50)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               12.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               12.67%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                8.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --                8.99%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT SMALL CAP VALUE FUND
 2008  Lowest contract charges                  --               1.35%             (39.36)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.40%             (12.72)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.18%              17.30%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                0.35%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT THE GEORGE PUTNAM FUND OF
 BOSTON
 2008  Lowest contract charges                  --               5.05%             (40.47)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.54%               1.14%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.81%              12.23%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.30%               4.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.17%               8.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                   36,228      $26.547468          $961,753
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   41,125       38.103792         1,567,002
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   46,977       31.688447         1,488,632
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   50,488       24.890887         1,256,682
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   58,654       22.847531         1,340,103
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                   15,937        7.744085           123,417
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   18,346       14.185345           260,245
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   22,747       13.629598           310,038
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   25,729       12.891632           331,683
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   34,062       11.461246           390,398
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT UTILITIES GROWTH AND INCOME
 FUND
 2008  Lowest contract charges                  --               2.49%             (30.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.89%              20.25%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.12%              27.31%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.15%               8.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               2.63%              21.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT VISTA FUND
 2008  Lowest contract charges                  --                 --              (45.41)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                4.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --                5.72%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               12.48%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --                 --               18.90%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT VL I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  689,258      $21.538000       $14,845,241
    Highest contract charges                     24,212        8.721088           211,151
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  785,127       34.117626        26,786,655
    Highest contract charges                     23,060       13.849855           319,371
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  902,677       32.251178        29,112,385
    Highest contract charges                     20,704       13.125279           271,745
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                1,043,240       30.510819        31,830,092
    Highest contract charges                     13,947       12.448612           173,625
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                1,187,603       28.800926        34,204,053
    Highest contract charges                      9,196       11.778147           108,307
    Remaining contract charges                       --              --                --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                   47,446       10.572218           501,615
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   48,768       16.311191           795,465
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   33,514       18.033203           604,366
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   26,080       15.651902           408,203
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   12,804       14.208783           181,932
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                   87,743       11.322627           993,486
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   52,576       16.442989           864,502
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  138,326       15.934960         2,204,213
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                   56,284       13.408382           754,677
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2004  Lowest contract charges                   35,778       12.708724           454,698
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2008  Lowest contract charges                  --               0.29%             (36.87)%
    Highest contract charges                    --                 --              (37.03)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.03%               5.79%
    Highest contract charges                    --                 --                5.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.38%               5.70%
    Highest contract charges                    --               0.10%               5.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.93%               5.94%
    Highest contract charges                    --               0.55%               5.69%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.48%               5.34%
    Highest contract charges                    --               0.13%               5.03%
    Remaining contract charges                  --                 --                  --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2008  Lowest contract charges                  --               0.47%             (35.18)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --               (9.55)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.07%              15.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               10.16%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.37%              18.12%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT EQUITY INCOME FUND
 2008  Lowest contract charges                  --               1.75%             (31.14)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.25%               3.19%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.90%              18.84%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.85%               5.51%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                  --               0.12%              11.82%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2008  Lowest contract charges                   86,205       $7.553239          $651,130
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   76,587       11.765234           901,060
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   60,893       12.045674           733,493
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2005  Lowest contract charges                    2,368       10.380228            24,585
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 2008  Lowest contract charges                  --               2.17%             (35.80)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.41%              (2.33)%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.79%              16.04%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --                4.28%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative charges and Riders (if applicable). These fees are assessed as a direct redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.50% to 1.40% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will make certain deductions ranging from $7.50 to $25 per coverage month for administrative services provided by the Company.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Enhanced No Lapse Guarantee Rider (per $1,000 of face amount) $0.01 - $0.10

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.14 - $999.96

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.04 - $0.199

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $0.083 - $0.183

       - Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $0.68 - $125.71

       -   Guaranteed Withdrawal Benefit 0.75%

       -   Waiver of Scheduled Premium Option Rider (each time waived) 11.00%

       - Lifetime No Lapse Guarantee Rider (per $1,000 of the face amount) $0.01 - $0.06

       - LifeAccess Accelerated Benefit Rider (per 1,000 of the benefit net amount at risk) $0.041 - $14.738

       -   Accelerated Death Benefit Rider $300.00

       -   Child Insurance Rider (per $1,000 of coverage) $6.00

    These charges are a redemption of units.

                        Report of Independent RegisterF-2

                           ED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for the fair value measurement of financial instruments in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut

February 11, 2009 (April 29, 2009 as to the effects of the change in reporting entity structure and the retrospective adoption of FASB Statement No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, described in Note 1 and Note 17)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $4,155         $4,470         $3,881
 Earned premiums                          984            983            547
 Net investment income (loss)
 Securities available-for-sale and
  other                                2, 588          3,056          2,752
 Equity securities held for
  trading                                (246)             1             16
                                    ---------       --------       --------
TOTAL NET INVESTMENT INCOME (LOSS)      2,342          3,057          2,768
 Net realized capital losses           (5,763)          (934)          (298)
                                    ---------       --------       --------
                    TOTAL REVENUES      1,718          7,576          6,898
                                    ---------       --------       --------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss
  adjustment expenses                   4,047          3,982          3,205
 Benefits, loss and loss
  adjustment expenses -- returns
  credited on International
  unit-linked bonds and pension
  products                               (246)             1             16
 Insurance expenses and other           1,940          1,832          1,359
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               1,620            605          1,238
 Goodwill impairment                      184             --             --
 Dividends to policyholders                13             11             22
                                    ---------       --------       --------
        TOTAL BENEFITS, LOSSES AND
                          EXPENSES      7,558          6,431          5,840
                                    ---------       --------       --------
   INCOME (LOSS) BEFORE INCOME TAX
                           EXPENSE     (5,840)         1,145          1,058
 Income tax expense (benefit)          (2,181)           252            182
                                    ---------       --------       --------
                 NET INCOME (LOSS)   $ (3,659)         $ 893          $ 876
                                    ---------       --------       --------
           LESS: NET (INCOME) LOSS
               ATTRIBUTABLE TO THE
           NONCONTROLLING INTEREST        105             (7)            (3)
                                    ---------       --------       --------
 NET INCOME (LOSS) ATTRIBUTABLE TO
   HARTFORD LIFE INSURANCE COMPANY     (3,554)           886            873
                                    ---------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            Hartford Life Insurance CompanyF-4

                                AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                               AS OF DECEMBER 31,
                                             2008              2007
                                              (IN MILLIONS, EXCEPT
                                                 FOR SHARE DATA)
----------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $48,444 and $46,243)                        $39,560           $45,646
 Equity securities, held for trading, at
  fair value (cost of $1,830 and $1,128)        1,634             1,248
 Equity securities, available for sale,
  at fair value (cost of $614 and $781)           434               740
 Policy loans, at outstanding balance           2,154             2,016
 Mortgage loans on real estate                  4,896             4,166
 Limited partnership and other
  alternative investments                       1,033             1,246
 Other investments                              1,237               486
 Short-term investments                         5,742               929
                                          -----------       -----------
                       TOTAL INVESTMENTS       56,690            56,477
                                          -----------       -----------
 Cash                                             661               423
 Premiums receivable and agents'
  balances                                         25                35
 Reinsurance recoverables                       3,195             1,732
 Deferred income taxes                          3,444                --
 Deferred policy acquisition costs and
  present value of future profits               9,944             8,601
 Goodwill                                         462               567
 Other assets                                   3,267             1,603
 Separate account assets                      130,171           199,924
                                          -----------       -----------
                            TOTAL ASSETS    $ 207,859         $ 269,362
                                          -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    $10,602            $9,442
 Other policyholder funds and benefits
  payable                                      52,647            42,396
 Other policyholder funds and benefits
  payable -- International unit-linked
  bonds and pension products                    1,613             1,217
 Consumer notes                                 1,210               809
 Deferred income taxes                             --               155
 Other liabilities                              8,373             6,544
 Separate account liabilities                 130,171           199,924
                                          -----------       -----------
                       TOTAL LIABILITIES      204,616           260,487
                                          -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES
 (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                  6                 6
 Capital surplus                                6,157             3,746
 Accumulated other comprehensive loss,
  net of tax                                   (4,531)             (447)
 Retained earnings                              1,446             5,315
                                          -----------       -----------
              TOTAL STOCKHOLDER'S EQUITY        3,078             8,620
                                          -----------       -----------
 Noncontrolling interest                          165               255
                                          -----------       -----------
                            TOTAL EQUITY        3,243             8,875
                                          -----------       -----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $ 207,859          $269,362
                                          -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                   NET                NET (LOSS)
                                                                UNREALIZED             GAIN ON
                                                              CAPITAL GAINS           CASH FLOW            FOREIGN
                                 COMMON                        (LOSSES) ON             HEDGING             CURRENCY
                                  STOCK         CAPITAL        SECURITIES,           INSTRUMENTS,        TRANSLATION
                                                SURPLUS         NET OF TAX            NET OF TAX             ADJS
                                                                      (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
2008
Balance, December 31, 2007          $6          $3,746              $(318)               $(137)                 $8
Comprehensive income
 Net loss
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                           (4,488)
 Net gains on cash flow
  hedging instruments                                                                      577
Cumulative translation
 adjustments                                                                                                  (173)
Total other comprehensive
 loss
 Total comprehensive loss
Capital contribution from
 parent (3)                                      2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2008      $ 6          $ 6,157          $ (4,806)               $ 440              $ (165)
                                   ---           -----           --------               ------              ------
2007
Balance, December 31, 2006          $6          $3,317               $503                $(210)                $(4)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                             (821)
 Net loss on cash flow
  hedging instruments                                                                       73
Cumulative translation
 adjustments                                                                                                    12
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            429
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2007      $ 6          $ 3,746            $ (318)              $ (137)                $ 8
                                   ---           -----           --------               ------              ------
2006
Balance, December 31, 2005           6           3,080                583                 (113)                (32)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                              (80)
 Net gains on cash flow
  hedging instruments                                                                      (97)
Cumulative translation
 adjustments                                                                                                    28
Total other comprehensive
 income
 Total comprehensive income
Capital contribution from
 parent                                            237
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
                                   ---           -----           --------               ------              ------
   BALANCE, DECEMBER 31, 2006      $ 6          $ 3,317             $ 503               $ (210)               $ (4)
                                   ---           -----           --------               ------              ------


                                                                                NON-
                                                          TOTAL             CONTROLLING
                                   RETAINED           STOCKHOLDER'S           INTEREST          TOTAL
                                   EARNINGS               EQUITY             (NOTE 17)          EQUITY
                                                            (IN MILLIONS)
-----------------------------  ----------------------------------------------------------------------------
2008
Balance, December 31, 2007           $5,315                $8,620                $255             $8875
Comprehensive income
 Net loss                            (3,554)               (3,554)                               (3,554)
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                   (4,488)                               (4,488)
 Net gains on cash flow
  hedging instruments                                         577                                   577
Cumulative translation
 adjustments                                                 (173)                                 (173)
                                                         --------                              --------
Total other comprehensive
 loss                                                      (4,084)                               (4,084)
                                                         --------                              --------
 Total comprehensive loss                                  (7,638)                               (7,638)
Capital contribution from
 parent (3)                                                 2,411                                 2,411
Dividends declared                     (313)                 (313)                                 (313)
Cumulative effect of
 accounting changes, net of
 tax                                     (2)                   (2)                                   (2)
Change in noncontrolling
 interest ownership                                                                15                15
Noncontrolling income (loss)                                                     (105)             (105)
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2008       $ 1,446               $ 3,078                 165             3,243
                                   --------              --------              ------          --------
2007
Balance, December 31, 2006           $4,894                $8,506                 142             8,648
Comprehensive income
Net income                              886                   886                                   886
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                     (821)                                 (821)
 Net loss on cash flow
  hedging instruments                                          73                                    73
Cumulative translation
 adjustments                                                   12                                    12
                                                         --------                              --------
Total other comprehensive
 income                                                      (736)                                 (736)
                                                         --------                              --------
 Total comprehensive income                                   150                                   150
Capital contribution from
 parent                                                       429                                   429
Dividends declared                     (461)                 (461)                                 (461)
Cumulative effect of
 accounting changes, net of
 tax                                     (4)                   (4)                                   (4)
Change in noncontrolling
 interest ownership                                                               106               106
Noncontrolling income (loss)                                                        7                 7
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2007       $ 5,315               $ 8,620                $255           $ 8,875
                                   --------              --------              ------          --------
2006
Balance, December 31, 2005            4,500                 8,024                  65             8,089
Comprehensive income
Net income                              873                   873                                   873
 Other comprehensive income,
  net of tax net change in
  unrealized capital gains
  (losses) on securities
  (1)(2)                                                      (80)                                  (80)
 Net gains on cash flow
  hedging instruments                                         (97)                                  (97)
Cumulative translation
 adjustments                                                   28                                    28
                                                         --------
Total other comprehensive
 income                                                      (149)                                 (149)
                                                         --------                              --------
 Total comprehensive income                                   724                                   724
Capital contribution from
 parent                                                       237                                   237
Dividends declared                     (479)                 (479)                                 (479)
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership                                                                74                74
Noncontrolling income (loss)                                                        3                 3
                                   --------              --------              ------          --------
   BALANCE, DECEMBER 31, 2006       $ 4,894               $ 8,506               $ 142           $ 8,648
                                   --------              --------              ------          --------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $2,416, $443 and $43 for the years ended December 31, 2008, 2007 and 2006, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(310), $(39) and $52 for the years ended December 31, 2008, 2007 and 2006, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1,396), $(135), and $(75) for the years ended December 31, 2008, 2007 and 2006, respectively.

(3) The Company received a noncash asset capital contribution of $180 from its parent company during 2008

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
                                                                 2008            2007           2006
                                                                           (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income(loss)                                                $(3,659)          $893           $876
 Adjustments to reconcile net income(loss) to net cash
  provided by operating activities
 Amortization of deferred policy acquisition costs and
  present value of future profits                                  1,620            605          1,238
 Additions to deferred policy acquisition costs and present
  value of future profits                                         (1,258)        (1,557)        (1,457)
 Change in:
 Reserve for future policy benefits, unpaid losses and loss
  adjustment expenses                                              1,161          1,228            838
 Reinsurance recoverables                                            (29)          (235)           (47)
 Receivables                                                          66            188              7
 Payables and accruals                                              (369)           585            222
 Accrued and deferred income taxes                                (2,166)          (112)           378
 Net realized capital losses                                       5,763            934            298
 Net receipts from investment contracts related to
  policyholder funds -- International unit-linked bonds and
  pension products                                                   396            867            329
 Net increase in equity securities held for trading                 (386)          (877)          (332)
 Depreciation and amortization                                        78            441            395
 Goodwill impairment                                                 184             --             --
 Other, net                                                         (190)          (345)            12
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      $1,211         $2,615         $2,757
                                                              ----------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the sale/maturity/prepayment of:
 Fixed maturities and short-term investments, available for
  sale                                                           $12,104        $19,094        $21,646
 Equity securities, available-for-sale                               140            315            282
 Mortgage loans                                                      325            958            301
 Partnerships                                                        250            175             91
 Derivatives                                                       1,676             --             --
 Payments for the purchase of:
 Fixed maturities and short-term investments, available for
  sale                                                          (18, 216)       (22,027)       (24,152)
 Equity securities, available-for-sale                              (144)          (484)          (455)
 Mortgage loans                                                   (1,067)        (2,492)        (1,574)
 Partnerships                                                       (330)          (607)          (496)
 Derivatives                                                          --           (237)           (84)
 Purchase price of business acquired                                 (78)           (10)
 Change in policy loans, net                                        (139)            (6)           (39)
 Change in payables for collateral under securities lending,
  net                                                               (974)         1,306            788
 Change in all other, net                                           (144)          (357)          (633)
                                                              ----------       --------       --------
                      NET CASH USED FOR INVESTING ACTIVITIES     $(6,597)       $(4,372)       $(4,325)
                                                              ----------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to investment and universal
  life-type contracts                                             22,449         33,282         26,983
 Withdrawals and other deductions from investment and
  universal life-type contracts                                  (28,105)       (31,299)       (26,688)
 Net transfers (to)/from separate accounts related to
  investment and universal life-type contracts                     7,074           (607)         1,389
 Issuance of structured financing                                  2,001             --             --
 Capital contributions                                             2,231            397             64
 Dividends paid                                                     (299)         $(459)         $(371)
 Proceeds from issuance of consumer notes                            445            551            258
 Repayment at maturity of consumer notes                             (44)            --             --
                                                              ----------       --------       --------
                   NET CASH PROVIDED BY FINANCING ACTIVITIES      $5,752         $1,865         $1,635
                                                              ----------       --------       --------
 Impact of foreign exchange                                         (128)             3             23
 Net (decrease) increase in cash                                     238            111             90
                                                              ----------       --------       --------
 Cash -- beginning of year                                           423            312            222
                                                              ----------       --------       --------
 Cash -- end of year                                                $661           $423           $312
                                                              ----------       --------       --------
Supplemental Disclosure of Cash Flow Information:
 Net Cash Paid (Received) During the Year for:
 Income taxes                                                      $(183)          $329          $(121)

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company made noncash dividends of $54 related to the guaranteed minimum income and accumulation benefit reinsurance agreements with Hartford Life Insurance K.K and received a noncash asset capital contributions of $180 from its parent company during 2008. The Company made noncash dividends of $2 and received a noncash capital contributions of $20 from its parent company during 2007 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance K.K.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"), Hartford Financial Services LLC ("HFSC"), Hartford Life International LTD ("HLINT") and Woodbury Financial Services Corporation ("WFS"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Effective March 31,2009, Hartford Life changed its reporting entity structure to contribute certain wholly owned subsidiaries, including Hartford Life's European Insurance Operations, several broker dealer entities and investment advisory and service entities to the Company. The contribution of subsidiaries was effected to more closely align servicing entities with the writing company issuing the business they service as well as to more efficiently deploy capital across the organization. The change in reporting entity was retrospectively applied to the financial statements of the Company for all periods presented. The contributed subsidiaries resulted in an increase in equity of $1.3 billion as of March 31, 2009.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's Japan operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company and affiliated entities in which the Company directly or indirectly has a controlling financial interest and those variable interest entities in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued; valuation of investments and derivative instruments, evaluation of other-than-temporary impairments on available-for-sale securities; and contingencies relating to corporate litigation and regulatory matters; and goodwill impairment.

ADOPTION OF NEW ACCOUNTING STANDARDS

Amendments to the Impairment Guidance of EITF Issue No. 99-20

In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," ("FSP EITF 99-20-1"). The FSP amends the impairment guidance of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized

Financial Assets," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS 115"), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material effect on the Company's consolidated financial statements.

FSP FAS 140-4 and FIN 46(R)-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." The purpose of this FSP is to promptly improve disclosures by public entities and enterprises until pending amendments to SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"), and FASB Interpretation No. 46(R), "Consolidation of Variable Interest Entities" ("FIN 46(R)"), are finalized and approved by the FASB. The FSP amends SFAS 140 to require public entities to provide additional disclosures about transferors' continuing involvements with transferred financial assets. It also amends FIN 46(R) to require public enterprises, to provide additional disclosures about their involvement with variable interest entities. FSP FAS 140-4 and FIN 46(R)-8 is effective for financial statements issued for fiscal years and interim periods ending after December 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted the FSP on December 31, 2008. See
Note 4 for the new disclosures.

Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161

In September 2008, the FASB issued FSP No. FAS 133-1 and FIN 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP FAS 133-1 and FIN 45-4"). This FSP amends SFAS 133 to require disclosures by entities that assume credit risk through the sale of credit derivatives including credit derivatives embedded in a hybrid instrument. The intent of these enhanced disclosures is to enable users of financial statements to assess the potential effect on its financial position, financial performance, and cash flows from these credit derivatives. This FSP also amends FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others", to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP FAS 133-1 and FIN 45-4 are effective for financial statements issued for fiscal years and interim periods ending after November 15, 2008. For periods after the initial adoption date, comparative disclosures are required. The Company adopted FSP FAS 133-1 and FIN 45-4 on December 31, 2008. See Note 4 for the new disclosures.

Fair Value Measurements

On January 1, 2008, the Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), which was issued by the FASB in September 2006. The Company also adopted on January 1, 2008, the SFAS 157 related FASB Staff Position ("FSP") described below. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Company applied the provisions of SFAS 157 prospectively to financial assets and financial liabilities that are required to be measured at fair value under existing U.S. GAAP. The Company also recorded in opening retained earnings the cumulative effect of applying SFAS 157 to certain customized derivatives measured at fair value in accordance with EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). See Note 3 for additional information regarding SFAS 157. Specifically, see the SFAS 157 Transition discussion within Note 3 for information regarding the effects of applying SFAS 157 on the Company's consolidated financial statements in 2008.

In February 2008, the FASB issued FSP No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2") which delays the effective date of SFAS 157 to fiscal years beginning after November 15, 2008 for certain nonfinancial assets and nonfinancial liabilities. Examples of applicable nonfinancial assets and nonfinancial liabilities to which FSP FAS 157-2 applies include, but are not limited to:

- Nonfinancial assets and nonfinancial liabilities initially measured at fair value in a business combination that are not subsequently remeasured at fair value;

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-   Reporting units measured at fair value in the goodwill impairment test as described in SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), and nonfinancial assets and nonfinancial liabilities measured at fair value in the SFAS 142 goodwill impairment test, if applicable; and

- Nonfinancial long-lived assets measured at fair value for impairment assessment under SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets."

As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of SFAS 157 to the nonfinancial assets, nonfinancial liabilities and reporting units within the scope of FSP FAS 157-2.

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure certain eligible items at fair value (i.e., the fair value option). SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

Amendment of FASB Interpretation No. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under the same master netting arrangements. The Company recorded the effect of adopting FSP FIN 39-1 as a change in accounting principle through retrospective application. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized a $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for

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DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 amends and expands disclosures about an entity's derivative and hedging activities with the intent of providing users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. SFAS 161 encourages, but does not require, comparative disclosures. The Company adopted SFAS 161 on January 1, 2009. The adoption of this FSP by the Company is expected to result in expanded disclosures related to derivative instruments and hedging activities.

Business Combinations

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values in accordance with SFAS 157 fair value rather than SFAS 141's requirement based on estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The adoption of SFAS 141(R) on January 1, 2009, did not have a material effect on the Company's consolidated financial statements.

Noncontrolling Interests in Consolidated Financial Statements, an amendment of ARB No. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements". Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, and
(e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited.

The Company adopted SFAS 160 on January 1, 2009. Upon adoption, the Company reclassified $65 of noncontrolling interest, recorded in other liabilities, to equity, as of January 1, 2006. See the Company's Condensed Consolidated Statement of Changes in Equity. The adoption of SFAS 160 resulted in certain reclassifications of noncontrolling interests within the Company's Condensed Consolidated Statements of Operations. The adoption of SFAS 160 did not impact the Company's accounting for separate account assets and liabilities. The FASB has added the following topic to the Emerging Issues Task Force ("EITF") agenda, "CONSIDERATION OF AN INSURER'S ACCOUNTING FOR MAJORITY OWNED INVESTMENTS WHEN THE OWNERSHIP IS THROUGH A SEPARATE ACCOUNT". This topic will be discussed at a future EITF meeting. The FASB has expressed three separate views on the treatment of noncontrolling interest in majority owned separate accounts, upon implementation of SFAS 160, all of which are acceptable to the United States Securities and Exchange Commission. The Company follows one of these three acceptable views and currently excludes the noncontrolling interest from its majority owned separate accounts. The resolution of this EITF agenda item on the Company's accounting for separate account assets and liabilities is not known at this time.

ACCOUNTING POLICIES

INVESTMENTS

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Accumulated Other Comprehensive Income ("AOCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. The equity investments associated with the U.K. variable annuity products are recorded at fair value and are classified as "trading" with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial statements, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income at December 31, 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities. Other investments primarily consist of derivatives instruments which are carried at fair value.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates related to available-for-sale securities is the evaluation of investments for other-than-temporary impairments. If a decline in the fair value of an available-for-sale security is judged to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. For fixed maturities, the Company accretes the new cost basis to par or to the estimated future cash flows over the expected remaining life of the security by adjusting the security's yield.

The evaluation of securities for impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition and/or future prospects, the effects of changes in interest rates or credit spreads and the expected recovery period. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis. Based on this evaluation, during 2008, the Company concluded $1.9 billion of unrealized losses were other-than-temporarily impaired and as of December 31, 2008, the Company's unrealized losses on available-for-sale securities of $9.8 billion were temporarily impaired.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and extent to which the fair value has been less than cost or amortized cost and the expected recovery period of the security, (b) the financial condition, credit rating and future prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Through September 30, 2008, for securitized financial assets with contractual cash flows, including those subject to EITF Issue No. 99-20, the Company periodically updated its best estimate of cash flows over the life of the security. The Company's best estimate of cash flows used severe economic recession assumptions due to market uncertainty, similar to those the Company believed market participants would use. If the fair value of a securitized financial asset was less than its cost or amortized cost and there has been an adverse change in timing or amount of anticipated future cash flows since the last revised estimate, an other-than-temporary impairment charge was recognized. The Company also considered its intent and ability to retain a temporarily depressed security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. Beginning in the fourth quarter of 2008, the Company implemented FSP No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20". Upon implementation, the Company continued to utilize the impairment process described above; however, rather than exclusively relying upon market participant assumptions management judgment was also used in assessing the probability that an adverse change in future cash flows has occurred.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen at the time the committee rendered its judgment on the Company's intent and ability to retain such securities until recovery. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principal received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

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Net investment income on equity securities held for trading includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting as provided in SOP 03-1. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 4.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2008 and 2007, approximately 95% and 89% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 5% and 11%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the embedded derivatives associated with the GMAB product, which are discussed in Note 3.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company's credit exposures are generally quantified daily, netted by counterparty and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10, except for reinsurance derivatives. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, certain currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

Product Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. The fair value of the GMIB, GMWB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, as represented by the current LIBOR spot curve, to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income.

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are recorded in net realized capital gains and losses. See Note 3 for a complete discussion of GMWB reinsurance valuation.

SEPARATE ACCOUNTS

The Company maintains separate account assets, which are reported at fair value. Separate account liabilities are reported at amounts consistent with separate account assets. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2008 and 2007, the carrying value of the Company's DAC asset was $9.9 billion and $8.6 billion, respectively. At December 31, 2008, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $533 , $1.5 billion and $925 , respectively. At December 31, 2007, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $459 , $1.0 billion and $552 , respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to that time-frame are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2008, 2007 and 2006 was an increase (decrease) to amortization of $138, $(9) and $45, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality, and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current 20 year separate account return assumption is approximately 7.2%

(after fund fees, but before mortality and expense charges). The Company estimates gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Given the current volatility in the capital markets and the evaluation of other factors, the Company will continually evaluate its separate account return estimation process and may change that process from time to time.

The Company plans to complete a comprehensive assumptions study and refine its estimate of future gross profits during the third quarter of each year. Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as an "Unlock". An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses, and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "Unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an Unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs. As of December 31, 2008, the EGPs used in the Company's models fell within the statistical ranges of reasonable EGPs. As a result of this statistical test and review of qualitative factors, the Company did not "Unlock" the EGPs used in the Company's models during the fourth quarter of 2008.

Unlock and Results

As described above, as of September 30 2008, the Company completed a comprehensive study of assumptions underlying EGPs, resulting in an Unlock. The study covered all assumptions, including mortality, lapses, expenses, interest rate spreads, hedging costs, and separate account values, in substantially all product lines. The new best estimate assumptions were applied to the current policy related in-force or account returns to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2008 was as follows:

                                                      UNEARNED           DEATH AND
                                     DAC AND           REVENUE        INCOME BENEFIT
                                      PVFP            RESERVES         RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(648)             $18               $(75)
Individual Life                          (29)             (12)                (3)
Retirement Plans                         (49)              --                 --
                                     -------            -----              -----
                         TOTAL         $(726)              $6               $(78)
                                     -------            -----              -----

                                      SALES
                                   INDUCEMENT
                                     ASSETS            TOTAL (2)
------------------------------  ------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $(27)              $(732)
Individual Life                          --                 (44)
Retirement Plans                         --                 (49)
                                      -----             -------
                         TOTAL         $(27)              $(825)
                                      -----             -------

(1) As a result of the Unlock, death benefit reserves, in Retail, increased $389, pre-tax, offset by an increase of $273, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2008:

       - Actual separate account returns from the period ending July 31, 2007 to September 30, 2008 were significantly below our aggregated estimated return

       - The Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S.

       - In Retirement Plans, the Company reduced its estimate of future fees as plans meet contractual size limits("breakpoints") causing a lower fee schedule to apply and the Company increased its assumption for future deposits by existing plan participants.

The after-tax impact on the Company's assets and liabilities as a result of the Unlock during the third quarter of 2007 was as follows:

                                                     UNEARNED           DEATH AND
                                    DAC AND           REVENUE         INCOME BENEFIT
                                      PVFP           RESERVES          RESERVES (1)
---------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                 $180              $(5)               $(4)
Individual Life                          24               (8)                --
Retirement Plans                         (9)              --                 --
Institutional                             1               --                 --
                                     ------            -----               ----
                         TOTAL         $196             $(13)               $(4)
                                     ------            -----               ----

                                     SALES
                                   INDUCEMENT
                                     ASSETS          TOTAL (2)
------------------------------  ----------------------------------
SEGMENT AFTER-TAX (CHARGE)
 BENEFIT
Retail                                  $9               $180
Individual Life                         --                 16
Retirement Plans                        --                 (9)
Institutional                           --                  1
                                      ----             ------
                         TOTAL          $9               $188
                                      ----             ------

(1) As a result of the Unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10, pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the Unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for U.S. variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for U.S. variable annuities.

An "Unlock" only revises EGPs to reflect current best estimate assumptions. With or without an Unlock, and even after an Unlock occurs, the Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the existing DAC balance to the present value of future EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2008, the Company believed U.S. individual variable annuity EGPs could fall, through a combination of negative market returns, lapses and mortality, by at least 6 % before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 7% and 3% as of December 31, 2008, 2007 and 2006, respectively, of total life insurance in-force. Dividends to policyholders were $13, $11 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc ("The mutual funds"), families of 62 mutual funds and 1 closed end fund. The Company charges fees to the shareholders of the mutual funds, which are recorded as revenue by the Company. Investors can purchase "shares" in the mutual funds, all of which are registered with the Securities and Exchange Commission ("SEC"), in accordance with the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's consolidated financial statements since they are not assets, liabilities and operations of the Company.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event, as defined in SFAS 142, "Goodwill and Other Intangible Assets" (SFAS 142), has occurred. The goodwill impairment test follows a two step process as defined in SFAS 142. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. See Note 11 for a further discussion of the account for income taxes.

CONTINGENCIES

Management follows the requirements of SFAS No. 5 "Accounting for Contingencies." This statement requires management to evaluate each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at the "best estimate", or, if no one number within the range of possible losses is more probable then any other, the Company records an estimated reserve of the low end of the range of losses.

2. SEGMENT INFORMATION

The Company has three groups comprised of four reporting segments: The Retail Products Group ("Retail") and Individual Life segments makes up the Individual Markets Group. The Retirement Plans segment represents the Employer Market Group and the Institutional Solutions Group ("Institutional") make up its own group. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities and retail mutual funds, 529 college savings plans, Canadian and offshore investment products.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code. Retirement Plans also offers mutual funds to institutional investors.

Institutional provides customized investment, insurance, and income solutions to select markets. Products include stable value contracts, institutional annuities (primarily terminal funding cases), variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals, and mutual funds owned by institutional investors. Furthermore, Institutional offers individual products including structured settlements, single premium immediate annuities, and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, GMIB, GMDB, GMWB, and GMAB reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA, as well as operations in the U.K. and a 50% owned joint venture in Brazil. The Company's European operation, Hartford Life Limited, began selling unit-linked investment bonds and pension products in the United Kingdom in April 2005. Unit-linked bonds and pension products are similar to variable annuities marketed in the United States and Japan, and are distributed through independent financial advisors. Hartford Life Limited established its operations in Dublin, Ireland with a branch office in London to help market and service its business in the United Kingdom. . The Brazil joint venture operates under the name Icatu-Hartford and distributes pension, life insurance and other insurance and savings products through broker-dealer organizations and various partnerships.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                                                       FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008           2007           2006
---------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other considerations
RETAIL
 Individual annuity:
 Individual variable annuity                                    $1,943         $2,225         $1,957
 Fixed / MVA Annuity                                                (5)             1              3
 Other                                                               3             --             --
 Retail mutual funds                                               736            751            580
                                                              --------       --------       --------
                                                TOTAL RETAIL     2,677          2,977          2,540
INDIVIDUAL LIFE
 Total Individual Life                                             792            771            790
 Total Individual Markets Group                                  3,469          3,748          3,330
RETIREMENT PLANS
 401(k)                                                            290            187            160
 403(b)/457                                                         48             55             52
                                                              --------       --------       --------
                                      TOTAL RETIREMENT PLANS       338            242            212
INSTITUTIONAL
 IIP                                                               929          1,018            630
 PPLI                                                              118            224            103
                                                              --------       --------       --------
                                         TOTAL INSTITUTIONAL     1,047          1,242            733
OTHER                                                              285            221            153
                                                              --------       --------       --------
         TOTAL LIFE PREMIUMS, FEES, AND OTHER CONSIDERATIONS     5,139          5,453          4,428
                                                              --------       --------       --------
 Net investment income                                           2,342          3,057          2,768
 Net realized capital losses                                    (5,763)          (934)          (298)
                                                              --------       --------       --------
                                                  TOTAL LIFE     1,718          7,576          6,898
                                                              --------       --------       --------

                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                2008            2007           2006
----------------------------------------------------------------------------------------------------------
NET INCOME (LOSS)
 Retail                                                          (1,248)          $809           $526
 Individual Life                                                    (47)           175            143
 Retirement Plans                                                  (157)            61            101
 Institutional                                                     (504)            12             72
 Other                                                           (1,598)          (171)            31
                                                              ---------       --------       --------
                                            TOTAL NET INCOME   $ (3,554)         $ 886          $ 873
                                                              ---------       --------       --------
NET INVESTMENT INCOME
 Retail                                                             755           $810           $834
 Individual Life                                                    308            331            293
 Retirement Plans                                                   342            355            326
 Institutional                                                      988          1,227            987
 Other                                                              (51)           334            328
                                                              ---------       --------       --------
                                 TOTAL NET INVESTMENT INCOME    $ 2,342        $ 3,057        $ 2,768
                                                              ---------       --------       --------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Retail                                                           1,347           $404           $977
 Individual Life                                                    166            117            235
 Retirement Plans                                                    91             58             (4)
 Institutional                                                       19             23             32
 Other                                                               (3)             3             (1)
                                                              ---------       --------       --------
                                   TOTAL AMORTIZATION OF DAC    $ 1,620          $ 605        $ 1,239
                                                              ---------       --------       --------
INCOME TAX EXPENSE (BENEFIT)
 Retail                                                            (894)          $213            $24
 Individual Life                                                    (36)            85             64
 Retirement Plans                                                  (132)            18             39
 Institutional                                                     (283)            (2)            28
 Other                                                             (836)           (59)            25
                                                              ---------       --------       --------
                                    TOTAL INCOME TAX EXPENSE   $ (2,181)         $ 255          $ 180
                                                              ---------       --------       --------

                                                                      DECEMBER 31,
                                                                 2008              2007
-------------------------------------------------------------------------------------------
ASSETS
 Retail                                                           $97,453          $136,604
 Individual Life                                                   13,347            15,277
 Retirement Plans                                                  22,668            28,162
 Institutional                                                     59,638            77,988
 Other                                                             14,753            11,331
                                                              -----------       -----------
                                                TOTAL ASSETS    $ 207,859         $ 269,362
                                                              -----------       -----------
DAC
 Retail                                                            $5,802            $5,317
 Individual Life                                                    3,000             2,411
 Retirement Plans                                                     877               658
 Institutional                                                        156               143
 Other                                                                109                72
                                                              -----------       -----------
                                                   TOTAL DAC       $9,944           $ 8,601
                                                              -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                            $1,337              $945
 Individual Life                                                      726               685
 Retirement Plans                                                     313               333
 Institutional                                                      7,467             6,657
 Other                                                                759               822
                                                              -----------       -----------
                    TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $10,602           $ 9,442
                                                              -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                           $22,122           $15,391
 Individual Life                                                    5,553             5,210
 Retirement Plans                                                   6,437             5,591
 Institutional                                                     11,249            12,455
 Other                                                              8,899             4,966
                                                              -----------       -----------
                              TOTAL OTHER POLICYHOLDER FUNDS     $ 54,260          $ 43,613
                                                              -----------       -----------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's consolidated financial statements: fixed maturities, equity securities, short term investments, freestanding and embedded derivatives, and separate account assets. These fair value disclosures include information regarding the valuation of the Company's guaranteed benefits products and the impact of the adoption of SFAS 157, followed by the fair value measurement and disclosure requirements of SFAS 157.

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under SFAS 133 or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Guaranteed minimum benefits and reinsurance of guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits or "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits or "GMWB"), and as such are outside of the scope of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that are outside of the scope of SFAS 133 or do not meet the net settlement requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

Guaranteed Benefits Accounted for at Fair Value Prior to SFAS 157

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees, in basis points, to be collected from the contract holder (the "Attributed Fees"). Attributed Fees are set equal to the present value of future claims, in basis points, (excluding margins for risk) expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract. The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of Attributed Fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to a contractually specified minimum level, through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value.

A GMWB contract is 'in the money' if the contract holder's guaranteed remaining benefit becomes greater than the account value. As of December 31, 2008 and December 31, 2007, 88% and 19%, respectively, of all unreinsured U.S. GMWB 'in-force' contracts were 'in the money'. For contracts that were 'in the money' the Company's exposure to the guaranteed remaining benefit, after reinsurance, as of December 31, 2008 and December 31, 2007, was $ 7.4 billion and $139, respectively. However, the only ways the GMWB contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to a contractually specified minimum level, through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to the contractually specified minimum level, the contract holder will receive an annuity equal to the remaining GRB and for the Company's "life-time" GMWB products payments can continue beyond the GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis and the ultimate lifetime GMWB payments can exceed the GRB, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $ 7.4 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Certain GMWBs, GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMWB, GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective July 31, 2006, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force, as of July 31, 2006, and prospective GMIB riders issued by HLIKK on its variable annuity business except for policies and GMIB riders issued prior to April 1, 2005. The agreement also includes GMDB on covered contracts that have an associated GMIB rider. The GMDB portion of the rider is accounted for under SOP 03-1.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business. The GMAB provides the policyholder with the GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. During the fourth quarter of 2008, nearly all contractholder account values had dropped below 80% of the initial deposit, at which point the GMIB was exercised.

- REINSURED GMWB: Effective February 29, 2008, HLAI entered into a reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business.

The contracts underlying the GMWB, GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMWB, GMIB and GMAB, as of December 31, 2008 and December 31, 2007, was $4.2 billion and $130, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that the contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $4.2 billion. Significant declines in equity markets since December 31, 2008 have significantly increased our exposure to these guarantees.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMWB, GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are under common control of The Hartford Financial Services Group, Inc. ("The Hartford").

Derivatives That Hedge Capital Markets Risk for Guaranteed Minimum Benefits Accounted for as Derivatives

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB Reinsurance

The Company has entered into reinsurance arrangements to offset a portion of its exposure to the GMWB for the remaining lives of covered contracts. Reinsurance contracts covering GMWB are considered freestanding derivatives that are recorded at fair value, with changes in fair value recorded in net realized gains/losses in net income.

Customized Derivatives

The Company has entered into customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured U.S. GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing swap contracts entered into in 2007, the initial difference between the transaction price and modeled value of $51 was deferred in accordance with EITF 02-3 and included in other assets in the condensed consolidated balance sheets. The swap contract entered into in 2008 resulted in a loss at inception of approximately $20 before the effects of DAC amortization and income taxes, as market values on similar instruments were lower than the transaction price.

Other Derivative Instruments

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The Company also utilizes option contracts as well as futures contracts to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

ADOPTION OF SFAS 157 FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES THAT ARE REQUIRED TO BE FAIR VALUED

Fair values for GMWB embedded derivatives, reinsured GMWB, GMIB and GMAB freestanding derivatives, reinsurance of GMWB and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

Pre-SFAS 157 Fair Value

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value was made for liabilities where no market observable transactions existed for that liability or similar liabilities, market risk margins were only included in the valuation if the margin was identifiable, measurable and significant. If a reliable estimate of market risk margins was not obtainable, the present value of expected future cash flows under a risk neutral framework, discounted at the risk free rate of interest, was the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value was calculated based on actuarial and capital market assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involved numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumed expected returns based on:

-   risk-free rates as represented by the current LIBOR forward curve rates;

- forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date;

-   three years of history for fund regression; and

- current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

Fair Value Under SFAS 157

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value; Actively-Managed Volatility Adjustment; Credit Standing Adjustment; Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer, for a liability or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives required to be fair valued. The SFAS 157 fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability, reflecting the long-term nature of living benefit obligations and the priority of payment on these obligations versus long-term debt.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that guaranteed benefit obligations are illiquid and have no market observable exit prices in the capital markets.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using interest rate and volatility assumptions that the Company believes market participants would use in developing risk margins.

SFAS 157 Transition

The Company applied the provisions of SFAS 157 prospectively to financial instruments that are recorded at fair value including guaranteed living benefits that are required to be fair valued. The Company also applied the provisions of SFAS 157 using limited retrospective application (i.e., cumulative effect adjustment through opening retained earnings) to certain customized derivatives historically measured at fair value in accordance with EITF 02-3.

The impact on January 1, 2008 of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

Moreover, the adoption of SFAS 157 has resulted in lower variable annuity fee income for new business issued in 2008 as Attributed Fees have increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility has risen, interest rates have declined, and the Company adopted SFAS 157, the fees ascribed to the new business cohorts issued in 2008 have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

The Company also recognized a decrease in opening retained earnings of $51 in relation to the loss deferred in accordance with EITF 02-3 on customized derivatives purchased in 2007, and used to hedge a portion of the U.S. GMWB risk. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $41 was recorded as an increase in opening retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. After amortization of DAC and the effect of income taxes, the impact on opening retained earnings is a decrease of $3.

The Company's adoption of SFAS 157 did not materially impact the fair values of other financial instruments, including, but not limited to, other derivative instruments used to hedge guaranteed minimum benefits.

The SFAS 157 transition amounts, before the effects of DAC amortization and income taxes, as of January 1, 2008 are shown below by type of guaranteed benefit liability and derivative asset.

                                                                                                              TRANSITION
                                                                 SFAS 157           PRE-SFAS 157            ADJUSTMENT GAIN
                                                                FAIR VALUE           FAIR VALUE                 (LOSS)
                                                             ASSET (LIABILITY)    ASSET (LIABILITY)      [BEFORE DAC AND TAX]
---------------------------------------------------------------------------------------------------------------------------------
GUARANTEED BENEFITS
U.S. GUARANTEED MINIMUM WITHDRAWAL BENEFITS                        $(1,114)              $(553)                   $(561)
NON-LIFE CONTINGENT PORTION OF "FOR LIFE" GUARANTEED
 MINIMUM WITHDRAWAL BENEFITS
 U.S. Riders                                                          (319)               (154)                    (165)
 International Riders                                                  (17)                 (7)                     (10)
                                                                 ---------             -------                  -------
                                                     TOTAL            (336)               (161)                    (175)
                                                                 ---------             -------                  -------
REINSURED GUARANTEED LIVING BENEFITS
 Guaranteed Minimum Income Benefits                                   (220)                (72)                    (148)
 Guaranteed Minimum Accumulation Benefits                              (22)                  2                      (24)
                                                                 ---------             -------                  -------
                                                     TOTAL            (242)                (70)                    (172)
                                                                 ---------             -------                  -------
                                 TOTAL GUARANTEED BENEFITS          (1,692)               (784)                    (908)
                                                                 ---------             -------                  -------
GMWB REINSURANCE                                                       238                 128                      110
                                                                 ---------             -------                  -------
                                                     TOTAL         $(1,454)              $(656)                   $(798)
                                                                 ---------             -------                  -------

The transition adjustment as of January 1, 2008 was comprised of the following amounts by transition component:

                                                              TRANSITION
                                                              ADJUSTMENT
                                                              GAIN (LOSS)
                                                            [BEFORE TAX AND
                                                           DAC AMORTIZATION]
--------------------------------------------------------------------------------
Actively-Managed Volatility Adjustment                            $(100)
Credit Standing Adjustment                                            5
Market Illiquidity Premium                                         (262)
Behavior Risk Margin                                               (441)
                                                                -------
  TOTAL SFAS 157 TRANSITION ADJUSTMENT BEFORE TAX AND
                                     DAC AMORTIZATION             $(798)
                                                                -------

Fair Value Disclosures

The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Company's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, money market funds, certain mortgage-backed securities, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage- backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The following table presents the Company's assets and liabilities that are carried at fair value by SFAS 157 hierarchy levels, as of December 31, 2008:

                                                                      QUOTED PRICES
                                                                        IN ACTIVE
                                                                       MARKETS FOR           SIGNIFICANT          SIGNIFICANT
                                                                        IDENTICAL            OBSERVABLE          UNOBSERVABLE
                                                                         ASSETS                INPUTS               INPUTS
                                                   TOTAL                (LEVEL 1)             (LEVEL 2)            (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, available-for-sale                $39,560                 $3,502              $27,316               $8,742
Equity securities, held for trading                   1,634                  1,634                   --                   --
Equity securities, available-for-sale                   434                    148                  227                   59
Other investments
 Other derivatives used to hedge U.S. GMWB              600                     --                   13                  587
 Other derivatives (1)                                  522                     --                  588                  (66)
                                                -----------            -----------            ---------            ---------
                       TOTAL OTHER INVESTMENTS        1,122                     --                  601                  521
Short-term investments                                5,742                  4,030                1,712                   --
Reinsurance recoverables                              1,302                     --                   --                1,302
Separate account assets (2),(5)                     126,367                 94,394               31,187                  786
                                                -----------            -----------            ---------            ---------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                               RECURRING BASIS     $176,161               $103,708              $61,043              $11,410
                                                -----------            -----------            ---------            ---------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
U.S. GMWB                                           $(6,526)                  $ --                 $ --              $(6,526)
U.K. GMWB                                               (64)                    --                   --                  (64)
Reinsured Japan GMIB                                 (2,581)                    --                   --               (2,581)
Reinsured Japan GMAB                                     (1)                    --                   --                   (1)
Reinsured Japan GMWB                                    (34)                    --                   --                  (34)
Institutional Notes                                     (41)                    --                   --                  (41)
Equity Linked Notes                                      (8)                    --                   --                   (8)
Total other policyholder funds and benefits
 payable                                             (9,255)                    --                   --               (9,255)
 Customized derivatives used to hedge U.S.
  GMWB                                                  941                     --                   --                  941
 Other derivatives used to hedge U.S. GMWB            1,123                     --                   14                1,109
 Macro hedge program                                    137                     --                   --                  137
 Other investments                                        5                     --                  173                 (168)
Total Other liabilities                               2,206                     --                  187                2,019
Consumer notes (4)                                       (5)                    --                   --                   (5)
                                                -----------            -----------            ---------            ---------
 TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE
                          ON A RECURRING BASIS      $(7,054)                    --                 $187              $(7,241)
                                                -----------            -----------            ---------            ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2008, $507 was the amount of cash collateral liability that was netted against the derivative asset value on the condensed consolidated balance sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Pursuant to the conditions set forth in SOP 03-1, the value of separate account liabilities is set to equal the fair value for separate account assets.

(3) Includes over-the-counter derivative instruments in a net negative market value (derivative liability). In the SFAS 157 Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

(5) Excludes approximately $3 billion of investment sales receivable net of investment purchases payable that are not subject to SFAS 157.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the

Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table.

Fixed Maturity, Short-Term and Equity Securities, Available-for-Sale

The fair value for fixed maturity, short term, and equity securities, available-for-sale, is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS, collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third party pricing services are often unavailable for securities that are rarely traded or traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a knowledgeable private placement broker, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice per year, as of June 30 and December 31, by the private placement broker and are intended to adjust security prices for issuer-specific factors. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. In addition, the Company ensures whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. At December 31, 2008, the Company made fair value determinations which lowered prices received from third party pricing services and brokers by a total of $92. The securities adjusted had an amortized cost and fair value after adjustment of $472 and $165, respectively, and were primarily CMBS securities.

In accordance with SFAS 157, the Company has analyzed the third party pricing services valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2, or 3. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable.

Due to a general lack of transparency in the process that the brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated. Internal matrix-priced securities, primarily consisting of certain private placement debt, are also classified as Level 3. The matrix pricing of certain private placement debt includes significant non-observable inputs, the internally determined credit rating of the security and an externally provided credit spread.

The following table presents the fair value of the significant asset sectors within the SFAS 157 Level 3 securities classification as of December 31, 2008.

                                                                                    % OF TOTAL
                                                                 FAIR VALUE         FAIR VALUE
--------------------------------------------------------------------------------------------------
ABS
 Below Prime                                                         1,405               16.0%
 Collateralized Loan Obligations (CLOs)                              1,570               17.8%
 Other                                                                 443                5.0%
Corporate
 Matrix priced private placements                                    3,038               34.5%
 Other                                                               1,383               15.7%
Commercial mortgage-backed securities ("CMBS")                         659                7.5%
Preferred stock                                                         48                0.6%
Other                                                                  255                2.9%
                                                                   -------            -------
                                    TOTAL LEVEL 3 SECURITIES         8,801              100.0%
                                                                   -------            -------

- ABS below prime primarily represents sub-prime and Alt-A securities which are classified as Level 3 due to the lack of liquidity in the market.

- ABS CLOs represent senior secured bank loan CLOs which are primarily priced by independent brokers.

-   ABS Other primarily represents broker priced securities.

- Corporate-matrix priced represents private placement securities that are thinly traded and priced using a pricing matrix which includes significant non-observable inputs.

- Corporate- other primarily represents broker-priced public securities and private placement securities qualified for sale under rule 144a and long-dated fixed maturities where the term of significant inputs may not be sufficient to be deemed observable.

- CMBS primarily represents CMBS bonds and commercial real estate collateralized debt obligations ("CRE CDOs") which were either fair valued by the Company or by independent brokers due to the illiquidity of this sector.

- Preferred stock primarily represents lower quality preferred securities that are less liquid due to market conditions.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are reported on the consolidated balance sheets at fair value and are reported in Other Investments and Other Liabilities. Embedded derivatives are reported with the host instruments on the consolidated balance sheet. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. Excluding embedded derivatives, as of December 31, 2008, 95% of derivatives, based upon notional values, were priced by valuation models, which utilize independent market data. The remaining derivatives were priced by broker quotations. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest and equity volatility and equity index levels. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments classified as Level 1 include futures and certain option contracts which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate, currency and certain credit default swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and swaps, interest rate derivatives which have interest rate optionality, certain credit default swaps, and long-dated interest rate swaps. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the U.S. GMWB liabilities. Additional information on the customized transactions is provided under the "Accounting for Guaranteed Benefits Offered With Variable Annuities" section of this Note 3. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing

Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has as least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

U.S. GMWB REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of the U.S. GMWB reinsurance derivative is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the U.S. GMWB reinsurance derivative is categorized as Level 3.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company. Open-ended mutual funds are included in Level 1. Most debt securities and short-term investments are included in Level 2. Level 3 assets include less liquid securities, such as highly structured and/or lower quality ABS and CMBS, ABS backed by sub-prime loans, and any investment priced solely by broker quotes.

GMWB EMBEDDED DERIVATIVES AND REINSURED GMWB, GMAB AND GMIB FREE-STANDING DERIVATIVES (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

The fair value of GMWB embedded derivative and reinsured GMWB, GMAB and GMIB free-standing derivatives, reported in Other Policyholder Funds and Benefits Payable on the Company's consolidated balance sheet, are calculated as an aggregation of the components described in the SFAS 157 Transition section of this Note 3. The fair value of those derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMWB embedded derivatives and reinsured GMWB, GMAB and GMAB free-standing derivatives are categorized as Level 3.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below provide a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. However, the Company prioritizes the use of market-based inputs over entity-based assumptions in determining Level 3 fair values in accordance with SFAS 157. Therefore, the gains and losses in the tables below include changes in fair value due partly to observable and unobservable factors.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                             REALIZED/UNREALIZED
                                        SFAS 157                GAINS (LOSSES)
                                       FAIR VALUE                INCLUDED IN:               PURCHASES,
                                          AS OF          NET                                ISSUANCES,
                                       JANUARY 1,       INCOME                                  AND
                                          2008         (2),(3)            AOCI (5)          SETTLEMENTS
----------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities                         $13,558         $(659)            $(3,382)              $526
Equity securities,
 available-for-sale                          563             1                 (27)                 3
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             91           850                  --                 --
 Other freestanding derivatives
  used to hedge U.S. GMWB                    564         1,161                  --                (29)
 Macro hedge program                          18            85                  --                 34
 Other freestanding derivatives             (303)         (316)                 16                271
Total Freestanding Derivatives               370         1,780                  16                276
Reinsurance recoverable
 (1),(2),(9)                                 238           962                  --                102
Separate accounts (6)                        701          (204)                 --                (26)
                                         -------       -------             -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)             643         3,374                  --             (1,353)
                                         -------       -------             -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                               $(1,433)      $(4,967)               $ --              $(126)
 U.K. GMWB                                   (17)          (56)                 13                 (4)
 Reinsured Japan GMIB                       (220)       (2,000)               (256)              (105)
 Reinsured Japan GMWB                         --           (28)                 (3)                (3)
 Reinsured Japan GMAB                        (22)           32                  (2)                (9)
 Institutional Notes                         (24)          (17)                 --                 --
 Equity Linked Notes                         (21)           13                  --                 --
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                           (1,737)       (7,023)               (248)              (247)
Consumer notes                                (5)            5                  --                 (5)
                                         -------       -------             -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                           (552)         (631)                 --             (1,377)
                                         -------       -------             -------            -------

                                                                             CHANGES IN
                                                                             UNREALIZED
                                                                           GAINS (LOSSES)
                                                                           INCLUDED IN NET
                                                                           INCOME RELATED
                                                           SFAS 157         TO FINANCIAL
                                      TRANSFERS IN        FAIR VALUE         INSTRUMENTS
                                         AND/OR              AS OF          STILL HELD AT
                                        (OUT) OF         DECEMBER 31,       DECEMBER 31,
                                       LEVEL 3 (7)           2008             2008 (3)
----------------------------------  -------------------------------------------------------
ASSETS
Fixed maturities                         $(1,301)            $8,742              $(515)
Equity securities,
 available-for-sale                         (481)                59                 (2)
Freestanding derivatives (4)
 Customized derivatives used to
  hedge U.S. GMWB                             --                941                850
 Other freestanding derivatives
  used to hedge U.S. GMWB                     --              1,696              1,043
 Macro hedge program                          --                137                102
 Other freestanding derivatives               98               (234)              (225)
Total Freestanding Derivatives                98              2,540              1,770
Reinsurance recoverable
 (1),(2),(9)                                  --              1,302                962
Separate accounts (6)                        315                786                (73)
                                         -------            -------            -------
SUPPLEMENTAL ASSET INFORMATION:
Total freestanding derivatives
 used to hedge U.S. GMWB including
 those in Levels 1, 2 and 3 (10)              --              2,664              3,374
                                         -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable accounted for at
 fair value (2)
 U.S. GMWB                                  $ --            $(6,526)           $(4,967)
 U.K. GMWB                                    --                (64)               (56)
 Reinsured Japan GMIB                         --             (2,581)            (2,000)
 Reinsured Japan GMWB                         --                (34)               (28)
 Reinsured Japan GMAB                         --                 (1)                32
 Institutional Notes                          --                (41)               (17)
 Equity Linked Notes                          --                 (8)                13
Total other policyholder funds and
 benefits payable accounted for at
 fair value (2)                               --             (9,255)            (7,023)
Consumer notes                                --                 (5)                 5
                                         -------            -------            -------
SUPPLEMENTAL INFORMATION:
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those in
 Levels 1, 2 and 3 and reinsurance
 recoverable) (8)                             --             (2,560)              (631)
                                         -------            -------            -------

(1) The January 1, 2008 fair value of $238 includes the pre-SFAS 157 fair value of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2008, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the consolidated balance sheet in other investments and other liabilities.

(5) AOCI refers to "Accumulated other comprehensive income" in the consolidated statement of changes in stockholder's equity. All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness due to extremely volatile capital markets in the second half of 2008.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The 'Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

For comparative and informational purposes only, the following tables rollforward the customized and freestanding derivatives used to hedge US GMWB, the reinsurance recoverable for US GMWB and the embedded derivatives reported in other policyholder funds and benefits payable for the year ended December 31, 2007. The fair value amounts in these following tables are the Pre-SFAS 157 fair values.

ROLL-FORWARD FOR THE TWELVE MONTHS FROM JANUARY 1, 2007 TO DECEMBER 31, 2007

                                                                        TOTAL
                                                                 REALIZED/UNREALIZED
                                           FAIR VALUE AS OF         GAINS (LOSSES)           PURCHASES,        FAIR VALUE AS OF
                                              JANUARY 1,             INCLUDED IN:          ISSUANCES, AND        DECEMBER 31,
                                                 2007                 NET INCOME            SETTLEMENTS              2007
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Customized derivatives used to hedge US
 GMWB                                             $ --                     $50                   $ --                  $50
Other freestanding derivatives used to
 hedge US GMWB                                     346                     198                     48                  592
Reinsurance recoverable for US GMWB                (22)                    127                     23                  128
LIABILITIES
Other policyholder funds and benefits
 payable accounted for at fair value US
 GMWB                                              $53                   $(661)                  $(99)               $(707)
 U.K. GMWB                                          --                      (8)                    --                   (8)
 Reinsured Japan GMIB                              119                    (159)                   (32)                 (72)
 Reinsured Japan GMAB                               --                       3                     (1)                   2
 Institutional Notes                                 4                     (28)                    --                  (24)
 Equity Linked Notes                                --                       1                    (22)                 (21)
Total other policyholder funds and
 benefits payable accounted for at fair
 value                                             176                    (852)                  (154)                (830)
SUPPLEMENTAL INFORMATION:
Net US GMWB (Embedded derivative,
 freestanding derivatives and
 reinsurance recoverable) (1)                      377                    (286)                   (28)                  63
                                                 -----                  ------                 ------               ------

(1) The net loss on US GMWB was primarily due to liability model assumption updates made during the second and third quarter to reflect newly reliable market inputs for volatility and model refinements.

The following table summarizes the notional amount and fair value of freestanding derivatives in other investments, reinsurance recoverables, embedded derivatives in other policyholder funds and benefits payable and consumer notes as of December 31, 2008, and December 31, 2007. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not necessarily reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis in the following table.

                                                                    DECEMBER 31, 2008                 DECEMBER 31, 2007
                                                                NOTIONAL           FAIR          NOTIONAL              FAIR
                                                                 AMOUNT            VALUE          AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables for U.S. GMWB (1)                         $11,437          $1,302          $6,579              $128
Customized derivatives used to hedge U.S. GMWB (2)                  10,464             941          12,784                50
Freestanding derivatives used to hedge U.S. GMWB                     8,156           1,723           8,573               592
U.S. GMWB (3)                                                       46,734          (6,526)         44,852              (707)
U.K. GMWB (3)                                                        1,672             (64)          1,048                (8)
Reinsured Japan GMIB (4)                                            20,062          (2,581)         15,297               (72)
Reinsured Japan GMWB (3)                                               361             (34)             --                --
Reinsured Japan GMAB (5)                                               130              (1)          2,768                 2
Macro hedge program (6)                                              2,188             137             661                18
Consumer Notes                                                          70              (5)             19                (5)
Equity Linked Notes                                                     55              (8)             50               (21)
                                                               -----------       ---------       ---------            ------
                                                        TOTAL     $101,329         $(5,116)        $92,631              $(23)
                                                               -----------       ---------       ---------            ------

The decrease in the net fair value of the derivative instruments in the table above was primarily due to the adoption of SFAS 157 and the net effects of capital market movements during 2008.

(1) The increase in notional amount of the reinsurance recoverables for U.S. GMWB was primarily due to the execution of a reinsurance transaction in July 2008.

(2) The decrease in notional amount of customized derivatives used to hedge U.S. GMWB was primarily due to current market conditions causing policyholder account values to decrease. The notional on these customized derivatives is the policyholder account value.

(3) The increase in notional amount of embedded derivatives associated with GMWB riders is primarily due to additional product sales.

(4) The increase in notional amount of the internal reinsurance associated with GMIB was primarily due to the strengthening of the yen as compared to the U.S. dollar.

(5) The decrease in notional amount of the Japan GMAB embedded derivative is primarily due to a significant decline in the equity markets triggering policyholders to elect the GMIB feature or lump sum payout in Japan's 3Win product.

(6) The increase in notional amount of the macro hedge is primarily due to the rebalancing of the Company's risk management program to place a greater relative emphasis on the protection of statutory surplus.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires additional disclosure of fair value information of financial instruments. The following include disclosures for other financial instruments not carried at fair value and not included in above FAS 157 discussion.

The carrying amounts and fair values of the Company's financial instruments not carried at fair value, at December 31, 2008 and 2007 were as follows:

                                                         2008                                 2007
                                               CARRYING               FAIR          CARRYING               FAIR
                                                Amount                Value          Amount                Value
------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                     $2,154               $2,366          $2,016               $2,061
 Mortgage loans on real estate                     4,896                4,265           4,166                4,169
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                    $14,421               14,158         $15,148              $15,097
 Consumer Notes                                    1,210                1,188             804                  809
                                               ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations.

- Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Other policyholder funds and benefits payable, not carried at fair value and not included in above FAS 157 fair value information, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2008            2007           2006
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT
 INCOME
Fixed maturities (1)                   $2,458         $2,714         $2,464
Equity securities,
 available-for-sale                        65             54             31
Equity securities, held for
 trading                                 (246)             1             16
Mortgage loans                            251            227            126
Policy loans                              136            132            140
Limited partnerships and other
 alternative investments                 (224)           112             67
Other investments                         (33)          (120)           (21)
                                    ---------       --------       --------
Gross investment income                 2,407          3,120          2,823
Less: Investment expenses                  65             63             55
                                    ---------       --------       --------
             NET INVESTMENT INCOME     $2,342         $3,057         $2,768
                                    ---------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                      $(1,737)         $(248)         $(105)
Equity securities                        (166)           (46)            (3)
Foreign currency transaction
 remeasurements                          (450)           102             18
Derivatives and other (2)              (3,410)          (742)          (208)
                                    ---------       --------       --------
        NET REALIZED CAPITAL GAINS
                          (LOSSES)    $(5,763)         $(934)         $(298)
                                    ---------       --------       --------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, hedge ineffectiveness on qualifying derivative instruments, foreign currency gains and losses, and other investment gains and losses.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(8,884)        $(597)       $800
Equity securities                            (181)          (41)          8
Net unrealized gains (losses) credited
 to policyholders                            (101)            3          (4)
                                        ---------       -------       -----
Net unrealized gains (losses)              (9,165)         (635)        804
Deferred income taxes and other items      (4,359)         (317)        301
                                        ---------       -------       -----
Net unrealized gains (losses), net of
 tax -- end of year                        (4,806)         (318)        503
Net unrealized gains (losses), net of
 tax -- beginning of year                    (318)          503         577
                                        ---------       -------       -----
CHANGE IN UNREALIZED GAINS (LOSSES) ON
         AVAILABLE-FOR-SALE SECURITIES    $(4,488)        $(821)       $(74)
                                        ---------       -------       -----

The change in net unrealized gain (loss) on equity securities, classified as held for trading, included in net investment income during the years ended December 31, 2008, 2007 and 2006, was $(250), $(17), and $12, respectively, substantially all of which have corresponding amounts credited to policyholders. This amount was not included in the table above.

                                                             DECEMBER 31, 2008
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED
                                    COST                GAINS               LOSSES             FAIR VALUE
------------------------------------------------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,095                  $9              $(2,134)              $4,970
CMBS
 Agency backed                         243                   8                   --                  251
 Non-agency backed                   9,566                  15               (4,085)               5,496
CMOs
 Agency backed                         539                  30                   (3)                 566
 Non-agency backed                     320                  --                 (102)                 218
Corporate                           21,252                 441               (2,958)              18,735
Government/government
 agencies
 Foreign                             2,094                  86                  (33)               2,147
 United States                       5,033                  75                  (39)               5,069
MBS                                  1,385                  23                   (5)               1,403
States, municipalities and
 political subdivisions                917                   8                 (220)                 705
Redeemable preferred stock              --                  --                   --                   --
                                   -------               -----              -------              -------
             FIXED MATURITIES       48,444                 695               (9,579)              39,560
Equity securities, available-
 for-sale                              614                   4                 (184)                 434
                                   -------               -----              -------              -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $49,058                $699              $(9,763)             $39,994
                                   -------               -----              -------              -------

                                                         DECEMBER 31, 2007
                                   COST OR              GROSS                GROSS
                                  AMORTIZED           UNREALIZED          UNREALIZED          FAIR
                                    COST                GAINS               LOSSES            VALUE
-----------------------------  ---------------------------------------------------------------------
COMPONENTS OF AVAILABLE-FOR-
 SALE SECURITIES
ABS                                 $7,602                 $24                $(519)          $7,107
CMBS
 Agency backed                         249                   6                   --              255
 Non-agency backed                  11,266                 153                 (572)          10,847
CMOs
 Agency backed                         793                  18                   (3)             808
 Non-agency backed                     411                   4                   (2)             413
Corporate                           21,963                 807                 (571)          22,199
Government/government
 agencies
 Foreign                               465                  35                   (2)             498
 United States                         516                  14                   (1)             529
MBS                                  1,750                  15                  (15)           1,750
States, municipalities and
 political subdivisions              1,226                  32                  (20)           1,238
Redeemable preferred stock               2                   2                   (2)               2
                                   -------              ------              -------          -------
             FIXED MATURITIES       46,243              $ 1,110             $ (1,707)        $ 45,646
Equity securities, available-
 for-sale                              781                  10                  (51)             740
                                   -------              ------              -------          -------
            TOTAL SECURITIES,
           AVAILABLE-FOR-SALE      $47,024               1,120               (1,758)         $46,386
                                   -------              ------              -------          -------

The amortized cost and estimated fair value of fixed maturity investments by contractual maturity year are shown below.

                                                DECEMBER 31, 2008
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,511                     $1,564
Over one year through five
 years                                     9,297                      8,757
Over five years through ten
 years                                     9,035                      8,154
Over ten years                            19,262                     13,928
                                       ---------                  ---------
                       SUBTOTAL           39,105                     32,403
ABS, MBS, and CMOs                         9,339                      7,157
                                       ---------                  ---------
                          TOTAL          $48,444                    $39,560
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage-and asset-backed securities which is why ABS, MBS and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                     2008           2007            2006
--------------------------------------------------------------------------------
SALES OF FIXED MATURITY AND
 AVAILABLE-FOR-SALE EQUITY
 SECURITY INVESTMENTS
SALE OF FIXED MATURITIES
Sale proceeds                        $9,366         $12,415         $16,159
Gross gains                             291             246             210
Gross losses                           (472)           (135)           (230)
SALE OF EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Sale proceeds                          $126            $296            $249
Gross gains                              11              12               5
Gross losses                            (21)             (7)             (5)
                                    -------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

Other than U.S. government and certain U.S. government agencies backed by the full faith and credit of the U.S. government, the Company's only exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholders' equity, is the Government of Japan, which represents $1.9 billion, or 61%, of stockholders' equity. For further discussion of concentration of credit risk, see the "Concentration of Credit Risk" section in Note 4 of Notes to Consolidated Financial Statements.

The Company's largest exposures by issuer as of December 31, 2008 were the Government of Japan, JPMorgan Chase & Company and General Electric Company, which comprised approximately 3.3%, 0.5% and 0.4%, respectively, of total invested assets. Other than U.S. government and certain U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2007 were General Electric Company, Citigroup Inc. and Vodafone Group, which each comprise less than 0.5% of total invested assets.

The Company's largest three exposures by sector, as of December 31, 2008 were commercial mortgage and real estate, basic industry and U.S. government/government agencies which comprised approximately 19%, 12% and 9%, respectively, of total invested assets. The Company's largest three exposures by sector, as of December 31, 2007 were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 9%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. The largest concentrations, as of December 31, 2008, were in California, Illinois and Hawaii which each comprise less than 0.5% of total invested assets and as of December 31, 2007, were in California, Oregon and Illinois which each comprise less than 1% of total invested assets.

SECURITY UNREALIZED LOSS AGING

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Other-Than-Temporary Impairments on Available-for-Sale Securities section of Note 1. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in fair value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following tables present the Company's unrealized loss aging for total fixed maturity and equity securities classified as available-for-sale by investment type and length of time the security was in a continuous unrealized loss position.

                                                              DECEMBER 31, 2008
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $1,475               $1,169                $(306)
CMBS -- Non-agency backed                        4,108                2,992               (1,116)
CMOs
 Agency backed                                      39                   38                   (1)
 Non-agency backed                                 252                  176                  (76)
Corporate                                       11,101                9,500               (1,601)
Government/government agencies
 Foreign                                           788                  762                  (26)
 United States                                   3,952                3,913                  (39)
MBS                                                 46                   46                   --
States, municipalities and political               524                  381                 (143)
 subdivisions
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          22,285               18,977               (3,308)
Equity securities, available-for-sale              433                  296                 (137)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $22,718              $19,273              $(3,445)
                                             ---------            ---------            ---------

                                                                DECEMBER 31, 2008
                                                                  12 MONTHS OR MORE
                                                  AMORTIZED              FAIR             UNREALIZED
                                                    COST                VALUE               LOSSES
--------------------------------------  -----------------------------------------------------------------
ABS                                                  $5,463              $3,635              $(1,828)
CMBS -- Non-agency backed                             5,300               2,331               (2,969)
CMOs
 Agency backed                                           32                  30                   (2)
 Non-agency backed                                       68                  42                  (26)
Corporate                                             4,757               3,400               (1,357)
Government/government agencies
 Foreign                                                 29                  22                   (7)
 United States                                           38                  38                   --
MBS                                                     183                 178                   (5)
States, municipalities and political                    297                 220                  (77)
 subdivisions
                                                  ---------            --------            ---------
                TOTAL FIXED MATURITIES               16,167               9,896               (6,271)
Equity securities, available-for-sale                   136                  89                  (47)
                                                  ---------            --------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $16,303              $9,985              $(6,318)
                                                  ---------            --------            ---------

                                                                DECEMBER 31, 2008
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,938               $4,804              $(2,134)
CMBS -- Non-agency backed                          9,408                5,323               (4,085)
CMOs
 Agency backed                                        71                   68                   (3)
 Non-agency backed                                   320                  218                 (102)
Corporate                                         15,858               12,900               (2,958)
Government/government agencies
 Foreign                                             817                  784                  (33)
 United States                                     3,990                3,951                  (39)
MBS                                                  229                  224                   (5)
States, municipalities and political                 821                  601                 (220)
 subdivisions
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          38,452               28,873               (9,579)
Equity securities, available-for-sale                569                  385                 (184)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $39,021              $29,258              $(9,763)
                                               ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                             LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR              UNREALIZED
                                               COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------------------------
ABS                                             $6,271               $5,789                $(482)
CMBS -- Non-agency backed                        5,493                5,010                 (483)
CMOs
 Agency backed                                     270                  268                   (2)
 Non-agency backed                                  97                   96                   (1)
Corporate                                        8,381                7,947                 (434)
Government/government agencies
 Foreign                                            86                   84                   (2)
 United States                                     136                  135                   (1)
MBS                                                 49                   48                   (1)
States, municipalities and political
 subdivisions                                      383                  373                  (10)
Redeemable preferred stock                           4                    2                   (2)
                                             ---------            ---------            ---------
                TOTAL FIXED MATURITIES          21,170               19,752               (1,418)
Equity securities, available-for-sale              615                  565                  (50)
                                             ---------            ---------            ---------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $21,785              $20,317              $(1,468)
                                             ---------            ---------            ---------

                                                              DECEMBER 31, 2007
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $497                 460               $(37)
CMBS -- Non-agency backed                            1,808               1,719                (89)
CMOs
 Agency backed                                          60                  59                 (1)
 Non-agency backed                                      33                  32                 (1)
Corporate                                            2,554               2,417               (137)
Government/government agencies
 Foreign                                                43                  43                 --
 United States                                           7                   7                 --
MBS                                                    760                 746                (14)
States, municipalities and political
 subdivisions                                          189                 179                (10)
Redeemable preferred stock                              --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               5,951               5,662               (289)
Equity securities, available-for-sale                   20                  19                 (1)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $5,971              $5,681              $(290)
                                                  --------            --------            -------

                                                                DECEMBER 31, 2007
                                                                      TOTAL
                                               AMORTIZED              FAIR              UNREALIZED
                                                 COST                 VALUE               LOSSES
-------------------------------------------------------------------------------------------------------
ABS                                               $6,768               $6,249                $(519)
CMBS -- Non-agency backed                          7,301                6,729                 (572)
CMOs
 Agency backed                                       330                  327                   (3)
 Non-agency backed                                   130                  128                   (2)
Corporate                                         10,935               10,364                 (571)
Government/government agencies
 Foreign                                             129                  127                   (2)
 United States                                       143                  142                   (1)
MBS                                                  809                  794                  (15)
States, municipalities and political
 subdivisions                                        572                  552                  (20)
Redeemable preferred stock                             4                    2                   (2)
                                               ---------            ---------            ---------
                  TOTAL FIXED MATURITIES          27,121               25,414               (1,707)
Equity securities, available-for-sale                635                  584                  (51)
                                               ---------            ---------            ---------
   TOTAL TEMPORARILY IMPAIRED SECURITIES         $27,756              $25,998              $(1,758)
                                               ---------            ---------            ---------

As of December 31, 2008, available-for-sale securities in an unrealized loss position, comprised of approximately 4,156 securities, were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The increase in unrealized losses was largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 60% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy and the Company's intent to retain these investments for a period of time sufficient to allow for recovery in value, the Company has determined that these securities are temporarily impaired.

The following tables present the Company's unrealized loss aging by length of time the security was in a continuous greater than 20% unrealized loss position.

                     SECURITIZED ASSETS DEPRESSED OVER 20%

                                                 DECEMBER 31, 2008
                                         COST OR
                                        AMORTIZED              FAIR             UNREALIZED
                      ITEMS               COST                VALUE                LOSS
-----------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                    652               $7,786              $4,561              $(3,225)
Greater than three
 to six months           119                1,122                 444                 (678)
Greater than six to
 nine months              89                1,145                 458                 (687)
Greater than nine
 to twelve months        143                1,363                 391                 (972)
Greater than twelve
 months                   31                  311                  57                 (254)
                     -------            ---------            --------            ---------
              TOTAL    1,034              $11,727              $5,911              $(5,816)
                     -------            ---------            --------            ---------

                                                       DECEMBER 31, 2007
                                               COST OR
                                              AMORTIZED                  FAIR                UNREALIZED
                         ITEMS                   COST                   VALUE                   LOSS
-------------------  --------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      115                     $918                   $613                   $(305)
Greater than three
 to six months              18                      130                     76                     (54)
Greater than six to
 nine months                --                       --                     --                      --
Greater than nine
 to twelve months           --                       --                     --                      --
Greater than twelve
 months                      3                       33                     22                     (11)
                          ----                 --------                 ------                 -------
              TOTAL        136                   $1,081                   $711                   $(370)
                          ----                 --------                 ------                 -------

                    ALL OTHER SECURITIES DEPRESSED OVER 20%

                                               COST DECEMBER 31, 2008
                                              AMORTIZED              FAIR             UNREALIZED
                         ITEMS                   COST               VALUE                LOSS
-----------------------------------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      564                   $6,396              $4,188              $(2,171)
Greater than three
 to six months              28                      238                 124                 (114)
Greater than six to
 nine months                14                      173                 102                  (71)
Greater than nine
 to twelve months           11                      199                 112                  (87)
Greater than twelve
 months                     --                       --                  --                   --
                          ----                 --------            --------            ---------
              TOTAL        617                   $6,969              $4,526              $(2,443)
                          ----                 --------            --------            ---------

                                            COST ORDECEMBER 31, 2007
                                           AMORTIZED               FAIR              UNREALIZED
                         ITEMS                COST                VALUE                 LOSS
-------------------  -----------------------------------------------------------------------------
CONSECUTIVE MONTHS
Three months or
 less                      52                  $65                  $50                  $(15)
Greater than three
 to six months              5                   30                    5                   (25)
Greater than six to
 nine months               --                   --                   --                    --
Greater than nine
 to twelve months          --                   --                   --                    --
Greater than twelve
 months                     1                    2                    1                    (1)
                          ---                 ----                 ----                 -----
              TOTAL        58                  $97                  $56                  $(41)
                          ---                 ----                 ----                 -----

The majority of securitized assets depressed over 20% for six consecutive months are primarily related to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, and the Company's assertion of its ability and intent to retain the securities until recovery, it has been determined that these securities are temporarily impaired as of December 31, 2008.

The majority of all other securities depressed over 20% for six consecutive months or greater in the tables above primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see significant price recovery on these securities within a reasonable period of time and, therefore, has determined that these securities are temporarily impaired as of December 31, 2008.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.9 billion and $4.2 billion as of December 31, 2008 and 2007, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type.

At December 31, 2008, the Company held delinquent mortgage loans on two properties with a carrying value of $32 which were deemed impaired and accordingly, a valuation allowance of $13 was established. At December 31, 2007, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans and therefore had no valuation allowance.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                 $121                     2.5%               $101                     2.4%
Middle Atlantic                                     556                    11.4%                503                    12.1%
Mountain                                            115                     2.3%                101                     2.4%
New England                                         407                     8.3%                348                     8.4%
Pacific                                           1,205                    24.6%                959                    23.0%
South Atlantic                                      665                    13.6%                749                    18.0%
West North Central                                   56                     1.1%                 25                     0.6%
West South Central                                  205                     4.2%                179                     4.3%
Other (1)                                         1,566                    32.0%              1,201                    28.8%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                                      DECEMBER 31, 2008                           DECEMBER 31, 2007
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Industrial                                         $790                    16.1%               $424                    10.2%
Lodging                                             383                     7.8%                424                    10.2%
Agricultural                                        435                     8.9%                236                     5.7%
Multifamily                                         798                    16.3%                708                    17.0%
Office                                            1,456                    29.8%              1,550                    37.2%
Retail                                              790                    16.1%                702                    16.8%
Other                                               244                     5.0%                122                     2.9%
                                               --------                 -------            --------                 -------
                                   TOTAL         $4,896                   100.0%             $4,166                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES ("VIE")

The Company is involved with variable interest entities primarily through its affiliate, Hartford Investment Management Company ("HIMCO") as a collateral manager and as an investor through normal investment activities. The Company's involvement includes providing investment management and administrative services for a fee and holding ownership or other interests as an investor.

VIEs may or may not be consolidated on the Company's consolidated financial statements. When the Company is the primary beneficiary of the VIE, all of the assets and liabilities of the VIE are consolidated into the Company's financial statements. The Company also reports a liability for the portion of the VIE that represents the minority interest of other investors in the VIE. When the Company concludes that it is not the primary beneficiary of the VIE, only the fair value of the Company's interest in the VIE is recorded in the Company's financial statements.

At December 31, 2007, HIMCO was the collateral manager of four VIEs with provisions that allowed for termination if the fair value of the aggregate referenced bank loan portfolio declined below a stated level. These VIEs were market value CLOs that invested in senior secured bank loans through total return swaps. Two of these market value CLOs were consolidated, and two were not consolidated. During the first quarter of 2008, the fair value of the aggregate referenced bank loan portfolio declined below the stated level in all four market value CLOs and the total return swap counterparties terminated the transactions. Three of these CLOs were restructured from market value CLOs to cash flow CLOs without market value triggers and the remaining CLO terminated in January 2009. The Company realized a capital loss of $50, before-tax, from the termination of these CLOs. In connection with the restructurings, the Company purchased interests in two of the resulting VIEs, one of which the Company is the primary beneficiary. These purchases resulted in an increase in the Company's maximum exposure to loss for both consolidated and non-consolidated VIEs.

As of December 31, 2008 and 2007, the Company had relationships with five and six VIEs, respectively, where the Company was the primary beneficiary. The following table sets forth the carrying value of assets and liabilities, and the Company's maximum exposure to loss on these consolidated VIEs.

                                                      DECEMBER 31, 2008            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CLOs                                  $339                     $89                    $237
Limited partnerships                   151                      72                      79
Other investments                      249                     103                     166
                                    ------                  ------                  ------
                        TOTAL         $739                    $264                    $482
                                    ------                  ------                  ------

                                                      DECEMBER 31, 2007            MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)             TO LOSS
-----------------------------  ----------------------------------------------------------------
CLOs                                  $128                     $73                     $74
Limited partnerships                   309                     121                     188
Other investments                      296                     126                     178
                                    ------                  ------                  ------
                        TOTAL         $733                    $320                    $440
                                    ------                  ------                  ------

(1) Creditors have no recourse against the Company in the event of default by the VIE. Includes noncontrolling interest in limited partnerships and other investments of $154 and $242 as of December 31, 2008 and December 31, 2007, respectively, that is reported as a separate component of equity in the Company's Condensed Consolidated Balance Sheet pursuant to SFAS 160.

(2) The Company's maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the consolidated assets net of liabilities at cost. The Company has no implied or unfunded commitments to these VIEs.

CLOs represent one fund at December 31, 2008, which is a cash flow CLO financed by issuing debt in tranches of varying seniority and is a VIE due to the lack of voting equity in the capital structure. HIMCO provides collateral management services to the CLO and earns a fee for those services and the Company has investments in debt issued by the CLO. Taking those interests into consideration, the Company has performed a quantitative analysis and determined that it will absorb a majority of the expected losses or residual returns in the fund and as a result is the primary beneficiary. Consolidated assets are classified in cash and fixed maturities and consolidated liabilities are classified in other liabilities. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second which terminated during the fourth quarter of 2008.

At December 31, 2008 and 2007, limited partnerships represent investments in two hedge funds that are financed by issuing equity shares to investors, and are VIEs based on the lack of decision making ability held by the equity investors. The primary source of variability generated by these VIEs is the fund's investment portfolio and that variability is passed to equity holders. The Company holds a majority interest in the equity of the funds and as a result will absorb the majority of the funds expected losses or residual returns and therefore is the primary beneficiary. Consolidated assets and liabilities are classified in other investments and other liabilities, respectively.

Other investments at December 31, 2008 consist of two investment trusts that are financed by issuing beneficial interests that do not have voting rights to investors. The Company holds a majority of the beneficial interests issued by these trusts and as the majority holder, will absorb a majority of expected losses or residual returns and therefore is the primary beneficiary. The Company was not the primary beneficiary of one of those trusts at December 31, 2007. Consolidated assets and liabilities are classified in fixed maturities and other liabilities, respectively. At December 31, 2007, other investments included two investment trusts, one of which has liquidated and the second remains at December 31, 2008.

As of December 31, 2008 and 2007, the Company also held significant variable interests in three and four VIEs, respectively, where the Company is not the primary beneficiary. That determination has been made based on a quantitative analysis of whether the Company will absorb a majority of the expected losses or residual returns of the VIE, considering its variable interests, as well as, those of other variable interest holders. These investments have been held by the Company for two years.

The following table sets forth the carrying value of assets and liabilities that relate to the Company's variable interests in unconsolidated VIEs and the Company's maximum exposure to loss resulting from involvement with those VIEs.

                                                                               MAXIMUM
                                                    DECEMBER 31, 2008          EXPOSURE
                                    ASSETS             LIABILITIES             TO LOSS
-------------------------------------------------------------------------------------------
CLOs                                  $280                 $ --                   $316
CDOs                                     3                   --                     13
                                    ------                 ----                 ------
                    TOTAL (1)         $283                 $ --                   $329
                                    ------                 ----                 ------

                                                                             MAXIMUM
                                                   DECEMBER 31, 2007         EXPOSURE
                                   ASSETS            LIABILITIES             TO LOSS
-----------------------------  ----------------------------------------------------------
CLOs                                 $11                 $ --                    $14
CDOs                                  61                   --                     86
                                    ----                 ----                 ------
                    TOTAL (1)        $72                 $ --                   $100
                                    ----                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CLOs/CDOs at cost. The Company has no implied or unfunded commitments to these VIEs.

At December 31, 2008, CLOs include one fund that is financed by issuing debt securities in tranches of varying seniority. That fund is a cash flow CLO and a VIE due to the lack of voting equity in its capital structure. The Company holds variable interests through fees earned by HIMCO as the collateral manager and investments in debt issued by the fund with a carrying amount at December 31, 2008 of $280. At December 31, 2007, CLOs represent two market value CLOs, one of which converted to the cash flow CLO described above and the second for which the Company is no longer involved with following its conversion from a market value to a cash flow CLO.

At December 31, 2008 and 2007, CDOs consist of two VIEs that are financed by issuing debt having no voting rights to investors. The Company has variable interests in each CDO by virtue of its investment in that debt and fees received by HIMCO as the collateral manager. The carrying amount of the investment in debt issued by the CDO is $3 at December 31, 2008 and is classified in fixed maturities.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, a cash-flow hedge, a foreign-currency hedge, a net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the Consolidated Balance Sheets at fair value and are presented as assets or liabilities as determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity. The fair value of derivative instruments, excluding income accruals and cash collateral held, are presented as of December 31, as follows:

                                      ASSET VALUES          LIABILITY VALUES
                                    2008          2007     2008           2007
--------------------------------------------------------------------------------
Fixed maturities,
 available-for-sale                   $ --         $ --        $3           $ --
Other investments                    1,122          446        --             --
Reinsurance recoverables             1,302          128        --             --
Other policyholder funds and
 benefits payable                       --            2     9,214            809
Consumer notes                          --           --         5              5
Other liabilities (1)                2,206           --        --            354
                                  --------       ------  --------       --------
                           TOTAL    $4,630         $576    $9,222         $1,168
                                  --------       ------  --------       --------

(1) Included in Other liabilities on the balance sheet is a liability value of $2,531 and $114 related to derivative collateral as of December 31, 2008 and 2007, respectively.

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2008 and 2007. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, ("non-qualifying strategies") are presented below on a before-tax basis for the years ended December 31, 2008 and 2007.

                                                                                                    HEDGE INEFFECTIVENESS,
                                            NOTIONAL AMOUNT            FAIR VALUE                         BEFORE-TAX
HEDGING STRATEGY                          2008            2007     2008          2007              2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used to
 better match cash receipts from
 assets with cash disbursements
 required to fund liabilities
 The Company also enters into forward
 starting swap agreements to hedge the
 interest rate exposure related to the
 purchase of fixed-rate securities or
 the anticipated future cash flows of
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives are primarily
 structured to hedge interest rate
 risk inherent in the assumptions used
 to price certain liabilities
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio                      $6,798         $4,019     $422           $73              $7                    2
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash
 flows associated with certain foreign
 denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments to U.S. dollars in
 order to minimize cash flow
 fluctuations due to changes in
 currency rates                             1,005          1,226      (21)         (269)              1                   (2)
                                        ---------       --------  -------       -------            ----                 ----
                TOTAL CASH-FLOW HEDGES     $7,803         $5,245     $401         $(196)             $8                 $ --
                                        ---------       --------  -------       -------            ----                 ----
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.        2,138          3,594      (86)          (38)             (1)                  --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates                       696            696      (57)           25              --                   --
                                        ---------       --------  -------       -------            ----                 ----
               TOTAL FAIR-VALUE HEDGES     $2,834         $4,290    $(143)         $(13)            $(1)                $ --
                                        ---------       --------  -------       -------            ----                 ----
 TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $10,637         $9,535     $258         $(209)             $7                 $ --
                                        ---------       --------  -------       -------            ----                 ----

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
NON-QUALIFYING STRATEGIES
Interest rate swaps, caps, floors, and
forwards
 The Company uses interest rate swaps,
 caps and floors to manage duration
 risk between assets and liabilities
 in certain portfolios. In addition,
 the Company enters into interest rate
 swaps to terminate existing swaps,
 thereby offsetting the changes in
 value of the original swap. As of
 December 31, 2008 and 2007, the
 notional amount of interest rate
 swaps in offsetting relationships was
 $3.9 billion and $1.2 billion,
 respectively.
 The Company may also use interest
 rate forwards to replicate the
 purchase of mortgage-backed
 securities to manage duration risk
 and liquidity                               $5,269            $6,666       $(90)           --              $3           $22
Foreign currency swaps, forwards, and
swaptions
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments
 The Company also enters into foreign
 currency interest rate swaps and
 swaptions to hedge Yen interest rate
 exposures related to certain
 liability contracts sold in Japan              389               199         10            (8)             27            (8)
Credit default swaps that sell credit
protection
 The Company enters into credit
 default swap agreements in which the
 Company assumes credit risk of an
 individual entity, referenced index
 or asset pool. These contracts
 entitle the Company to receive a
 periodic fee in exchange for an
 obligation to compensate the
 derivative counterparty should a
 credit event occur on the part of the
 referenced security issuers. Also
 included are embedded derivatives
 associated with credit linked notes
 with a notional amount of $106 and
 $131 as of December 31, 2008 and
 2007, respectively. The maximum
 potential future exposure to the
 Company is the notional amount of the
 swap contracts, which is $940 and
 $1,849, before-tax, as of December
 31, 2008 and 2007, respectively                940             1,849       (309)         (235)           (313)         (128)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Total return and credit index swaps
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific
 index or collateral portfolio. The
 maximum potential future exposure to
 the Company for the credit index
 swaps is the notional value and for
 the total return swaps is the cash
 collateral associated with the
 transaction, which has termination
 triggers that limit investment
 losses. The Company had no exposure
 to such contracts at December 31,
 2008. As of December 31, 2007, the
 maximum potential future exposure to
 the Company from such contracts was
 $983, before-tax                                --             1,731         --           (62)            (99)          (74)
Credit default swaps that purchase
credit protection
 The Company enters into credit
 default swap agreements in which the
 Company reduces credit risk to an
 individual entity. These contracts
 require the Company to pay a
 derivative counterparty a periodic
 fee in exchange for compensation from
 the counterparty should a credit
 event occur on the part of the
 referenced security issuer. The
 Company enters into these agreements
 as an efficient means to reduce
 credit exposure to specified issuers
 or sectors                                   2,633             3,494        246            56             211            59
Credit default swaps in offsetting
 positions
 The Company enters into credit
 default swap agreements to terminate
 existing credit default swaps,
 thereby offsetting the changes in
 value of the original swap going
 forward.                                     1,453                --         (8)           --              --            --
Japanese fixed annuity hedging
 instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and
 Yen interest rate exposures
 associated with the Yen denominated
 individual fixed annuity product. The
 associated liability is adjusted for
 changes in spot rates which was $450
 and $(102), before-tax, as of
 December 31, 2008 and 2007,
 respectively, and offsets the
 derivative change in value                   2,334             1,849        383          (115)            487            53

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider
 primarily in the U.S and to a lesser
 extent, the U.K The GMWB is a
 bifurcated embedded derivative that
 provides the policyholder with a GRB
 if the account value is reduced to
 zero through a combination of market
 declines and withdrawals. The GRB is
 generally equal to premiums less
 withdrawals. The policyholder also
 has the option, after a specified
 time period, to reset the GRB to the
 then-current account value, if
 greater. The notional value of the
 embedded derivative is the GRB
 balance. For a further discussion,
 see the Derivative Instruments
 section of Note 2                          $48,406           $45,900    $(6,590)        $(715)        $(5,785)        $(670)
GMWB reinsurance contracts
 The Company has entered into
 reinsurance arrangements to offset a
 portion of its risk exposure to the
 GMWB for the remaining lives of
 covered variable annuity contracts.
 Reinsurance contracts covering GMWB
 are accounted for as free-standing
 derivatives. The notional amount of
 the reinsurance contracts is the GRB
 amount                                      11,798            $6,579      1,268           128           1,073           127
GMWB hedging instruments
 The Company enters into derivative
 contracts to partially economically
 hedge exposure to the volatility
 associated with the portion of the
 GMWB liabilities which are not
 reinsured. These derivative contracts
 include customized swaps, interest
 rate swaps and futures, and equity
 swaps, put and call options, and
 futures, on certain indices including
 the S&P 500 index, EAFE index, and
 NASDAQ index                                18,620            21,357      2,664           642           3,374           257
Guaranteed minimum benefit product
reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives
 for the lives of the host variable
 annuity contracts. The reinsurance
 contracts are accounted for as
 free-standing derivative contracts.
 The notional amount of the
 reinsurance contracts is the Yen
 denominated GRB balance value
 converted at the year-end Yen to U.S.
 dollar foreign spot exchange rate           20,192            18,065     (2,582)          (70)         (2,133)         (156)

                                                                                                           DERIVATIVE
                                                                                                            CHANGE IN
                                                                                                             VALUE,
                                               NOTIONAL AMOUNT               FAIR VALUE                    BEFORE-TAX
HEDGING STRATEGY                           2008              2007        2008           2007           2008           2007
---------------------------------------------------------------------------------------------------------------------------------
Equity index swaps, options, and
 futures
 The Company offers certain equity
 indexed products, which may contain
 an embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition,
 the Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.
 The Company may also enter into
 equity indexed futures to hedge the
 equity volatility of certain
 liability contracts                            249               149        (14)          (22)            (23)            2
Japan variable annuity hedging
 instruments
 The Company enters into foreign
 currency forward and option contracts
 that convert euros to Yen in order to
 economically hedge the foreign
 currency risk associated with certain
 Japanese variable annuity products             259                --         35            --              40           (10)
Macro hedge program
 The Company utilizes option contracts
 as well as futures contracts to
 partially economically hedge the
 statutory reserve impact of equity
 risk arising primarily from GMDB and
 GMWB obligations against a decline in
 the equity markets.                          2,188               661        137            18              74           (12)
Coinsurance and modified coinsurance
reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance
 with funds withheld and modified
 coinsurance reinsurance agreement
 ("Agreement") with an affiliate
 reinsurance company to provide
 statutory surplus relief for certain
 life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative                                   1,068               655         --            --              --            --
                                        -----------       -----------  ---------       -------       ---------       -------
       TOTAL NON-QUALIFYING STRATEGIES     $115,798          $109,154    $(4,850)        $(383)        $(3,064)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------
                 TOTAL DERIVATIVES (1)     $126,435          $118,689    $(4,592)        $(592)        $(3,057)        $(538)
                                        -----------       -----------  ---------       -------       ---------       -------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, for derivatives in non-qualifying strategies.

Change in Notional Amount

The notional amount of derivatives in cash-flow hedge relationships increased $2.6 billion since December 31, 2007, primarily due to an increase in interest rate swaps used to convert interest receipts on floating-rate securities to fixed rates. The Company increased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives in fair-value hedge relationships decreased $1.5 billion since December 31, 2007, primarily due to a decline in interest rate swaps used to convert interest receipts of fixed-rate securities to floating-rates. The Company decreased the notional amount related to this strategy due to the significant decline in variable interest rates during 2008.

The notional amount of derivatives used in non-qualifying strategies increased $6.6 billion since December 31, 2007, primarily due to the following:

- For a discussion on the increase in notional amount of derivatives associated with GMWB riders refer to Note 3.

- For a discussion on the increase in notional amount of derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The Company increased the notional amount of derivatives associated with the macro hedge program. During the three months ended December 31, 2008, the Company rebalanced its risk management program to place a greater relative emphasis on the protection of statutory surplus. As a result, the Company added the equivalent of $1.9 billion notional of equity futures as part of the macro hedge program to partially economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

- For a discussion on the decline in notional amount related to derivatives associated with GMAB reinsured from a related party refer to Note 4.

- The notional amount related to credit derivatives declined primarily due to terminations and maturities of credit derivatives, which reduced the overall net credit exposure assumed by the Company through credit derivatives.

Change in Fair Value

The decrease of $4.0 billion in total fair value of derivative instruments since December 31, 2007, was primarily related to the following:

- For a discussion on the decrease in fair value on GMWB related derivatives refer to note 3.

- For a discussion on the decrease in fair value of derivatives associated with the reinsurance of GMIB, GMWB and GMAB reinsured from a related party refer to Note 3.

- The fair value of the Japanese fixed annuity hedging instruments increased primarily due to the Japanese Yen strengthening against the U.S. dollar.

- The fair value of interest rate derivatives increased primarily due to a decline in interest rates as well as an increase in notional amount.

- The fair value of foreign currency swaps hedging foreign fixed rate bonds increased primarily due to the U.S. dollar strengthening against the euro.

Net Realized Capital Gains (Losses)

The total change in value for non-qualifying strategies, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the year ended December 31, 2008, the net realized capital loss of $3.1 billion related to non-qualifying strategies was primarily due to the following:

- For a discussion on the net loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- For a discussion on the net loss on derivatives associated with GMWB related hedging derivatives refer to Note 3.

- The net loss on credit default swaps was primarily due to losses on credit derivatives that sell credit protection, partially offset by gains on credit derivatives that purchase credit protection, both resulting from credit spreads widening significantly during the year.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

- The net gain on the macro hedge program was primarily driven by a decline in the equity markets, partially offset by losses due to swap spreads tightening.

For the year ended December 31, 2007, the net realized capital loss of $538 related to non-qualifying strategies was primarily related to the following:

- For a discussion on the net loss associated with GMWB related derivatives refer to Note 3.

- The net loss on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, was a result of credit spreads widening.

- For a discussion on the loss on derivatives associated with GMIB reinsured from a related party refer to Note 3.

- The gain on the Japanese fixed annuity hedging instruments was primarily a result of the Japanese Yen strengthening against the U.S. dollar.

For the year ended December 31, 2008, the Company incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

For the year ended December 31, 2008 and 2007, the before tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $3 and ($16), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is five years. For the year ended December 31, 2008, the Company had $198, before-tax, of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. Of this amount, $202 resulted from the termination of an interest rate swap due to the sale of the related hedged structured security. The interest rate swap was used to convert the LIBOR based floating rate structured security to a fixed rate structured security. For the years ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers, baskets of up to five corporate issuers, and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                                                               AS OF DECEMBER 31, 2008
                                                                                                UNDERLYING REFERENCED
                                                                           WEIGHTED            CREDIT OBLIGATION(S) (1)
                                                                            AVERAGE                             AVERAGE
                                            NOTIONAL       FAIR            YEARS TO                              CREDIT
                                           AMOUNT (2)      VALUE           MATURITY           TYPE               RATING
----------------------------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                  $47         $ --            4 years         Corporate                A-
                                                                                                Credit
Below investment grade risk exposure              46          (12)           4 years         Corporate              CCC+
                                                                                                Credit
Basket credit default swaps (4)
 Investment grade risk exposure                1,139         (196)           5 years         Corporate                A-
                                                                                                Credit
 Investment grade risk exposure                  203          (70)          42 years              CMBS               AAA
                                                                                                Credit
 Below investment grade risk exposure            125         (104)           6 years         Corporate               BB+
                                                                                                Credit
Credit linked notes
 Investment grade risk exposure                  106           95            2 years         Corporate              BBB+
                                                                                                Credit
                                            --------      -------
                                 TOTAL        $1,666        $(287)
                                            --------      -------


                                           OFFSETTING      OFFSETTING
                                            NOTIONAL          FAIR
                                           AMOUNT (3)      VALUE (3)
--------------------------------------  ------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                $35             $(9)

Below investment grade risk exposure            --              --

Basket credit default swaps (4)
 Investment grade risk exposure                489               8

 Investment grade risk exposure                203              70

 Below investment grade risk exposure           --              --

Credit linked notes
 Investment grade risk exposure                 --              --

                                            ------            ----
                                 TOTAL        $727             $69
                                            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4) Includes $1.3 billion of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $175 of customized diversified portfolios of corporate issuers.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities and can return the securities to the Company for cash at varying maturity dates. Acceptable collateral may be in the form of cash or U.S. government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the fair value of the loaned securities was approximately $1.8 billion and $2.1 billion, respectively, and was included in fixed maturities and short-term investments in the consolidated balance sheets. As of December 31, 2008, the Company had received collateral against the loaned securities in the amount of $1.8 billion. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $18 and $6 for the years ended December 31, 2008 and 2007, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged having a fair value of $821 and $355, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the derivative instrument collateral pledged were as follows:

                                                              DECEMBER 31,
                                                           2008           2007
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                          $ --             $4
CMOs                                                           --             21
CMBS                                                           --            244
Corporate                                                   1,386          1,554
MBS                                                           374            221
Government/Government Agencies
 Foreign                                                       --             14
 United States                                                215            303
Short-term                                                    617              1
Preferred stock                                                 9             53
                                                         --------       --------
                                                  TOTAL    $2,601         $2,415
                                                         --------       --------

As of December 31, 2008 and 2007, the Company had accepted collateral relating to securities lending programs and derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a fair value of $5.6 billion and $3.3 billion, respectively. At December 31, 2008 and 2007, cash collateral of $5.1 billion and $3.1 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities and short-term investments with a corresponding amount predominately recorded in other liabilities. Included in this cash collateral was $3.3 billion and $290 for derivative cash collateral as of December 31, 2008 and 2007, respectively. In accordance with FSP FIN 39-1, a portion of the liability associated with the derivative cash collateral was reclassed out of other liabilities and into a receivable in other assets of $507 and $175 as of December 31, 2008 and 2007, respectively. For further discussion on the adoption of FSP FIN 39-1, see Note
2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred counterparty default losses related to the bankruptcy of Lehman Brothers Holdings Inc. for the year ended December 31, 2008, and no counterparty default losses for the year ended December 31, 2007. As of December 31, 2008 and 2007, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2008 and 2007, the fair value of securities on deposit was approximately $15 and $14, respectively.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.

As of December 31, 2008 the Company's reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholder's equity are as follows:

                                                                  REINSURANCE
                                                                  RECOVERABLE
--------------------------------------------------------------------------------
Transamerica Financial Life Insurance Company                         $736
Connecticut General Life Insurance Company                            $539

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2008 and 2007, the Company's policy for the largest amount retained on any one life by any Company comprising the life operations was $10. For further discussion on ceded reinsurance, see Reinsurance in the Capital Markets Risk Management section of the MD&A.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2008           2007           2006
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,773         $6,134         $5,128
Reinsurance assumed                        48             13             19
Reinsurance ceded                        (682)          (694)          (719)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER   $ 5,139        $ 5,453        $ 4,428
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $465, $285 and $241 for the years ended December 31, 2008, 2007 and 2006, respectively. The Company also assumes reinsurance from other insurers.

In addition, the Company reinsures a portion of U.S minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $148, $132 and $166 in 2008, 2007 and 2006, respectively, and accident and health premium of $236, $243 and $259, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2008           2007           2006
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 8,601        $ 7,474        $ 7,198
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                 --            (20)            --
BALANCE, JANUARY 1, AS ADJUSTED         8,601          7,454          7,198
Deferred costs                          1,258          1,557          1,457
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (509)          (907)        (1,096)
Amortization -- Unlock, pre-tax (1)    (1,111)           302           (142)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other           1,747            194             57
Effect of currency translation            (42)            --             --
                                     --------       --------       --------
BALANCE, DECEMBER 31                  $ 9,944        $ 8,601        $ 7,474
                                     --------       --------       --------

(1)  For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                         $26
2010                                                                         $24
2011                                                                         $21
2012                                                                         $20
2013                                                                         $18

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2008 and December 31, 2007, the carrying amount of goodwill for the Company's Individual Annuity, Other Retail, Retirement Plans and Individual Life reporting units was:

                                           DECEMBER 31,         DECEMBER 31,
                                               2008                 2007
--------------------------------------------------------------------------------
REPORTING UNIT
Individual Annuity                              $ --                  $184
Other Retail                                     159                   159
Retirement Plans                                  79                    --
Individual Life                                  224                   224
                                               -----               -------
                                 TOTAL          $462                  $567
                                               -----               -------

In 2008, the Company completed three acquisitions that resulted in additional goodwill of $79 in the Retirement Plans reporting unit.

The Company's interim goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", and in connection with the preparation of our year end 2008 financial statements, resulted in a pre-tax impairment charge of $184 in the Individual Annuity reporting unit. The impairment charge taken in 2008 was primarily due to the Company's estimate of the Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price. No goodwill impairment charges were recorded for the year ended December 31, 2007 or as a result of the Company's 2008 annual goodwill impairment tests.

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense, net of interest accretion, if any. Acquired intangible assets are included in other assets in the consolidated balance sheet. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                  2008                                     2007
                                                     GROSS               ACCUMULATED          GROSS               ACCUMULATED
                                                    CARRYING                 NET             CARRYING                 NET
                                                     AMOUNT              AMORTIZATION         AMOUNT              AMORTIZATION
---------------------------------------------------------------------------------------------------------------------------------
ACQUIRED INTANGIBLE ASSETS
Servicing intangibles                                  $14                     $1              $ --                   $ --
Other                                                    1                     --                --                     --
                                                      ----                   ----              ----                   ----
               TOTAL ACQUIRED INTANGIBLE ASSETS        $15                     $1              $ --                   $ --
                                                      ----                   ----              ----                   ----

In 2008, the Company completed three acquisitions that resulted in additional acquired intangible assets of $15 in servicing intangibles and other.

Net amortization expense for the years ended December 31, 2008, 2007 and 2006 was $1, $0 and $0, respectively, and included in other expense in the consolidated statement of operations. As of December 31, 2008, the weighted average amortization period was 20 years for servicing intangibles, 20 years for other and 20 years for total acquired intangible assets.

The following is detail of the net acquired intangible asset activity for the year ended December 31, 2008

                                    SERVICING
                                   INTANGIBLES        OTHER           TOTAL
--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
 2008
BALANCE, BEGINNING OF YEAR             $ --            $ --            $ --
Acquisition of business                  14               1              15
Amortization, net of the
 accretion of interest                   (1)             --              (1)
                                       ----            ----            ----
         BALANCE, ENDING OF YEAR        $13             $ 1             $14
                                       ----            ----            ----

Estimated future net amortization expense for the succeeding five years is as follows:

FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2009                                                                          $1
2010                                                                           1
2011                                                                           1
2012                                                                           1
2013                                                                           1
--------------------------------------------------------------------------------

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities. Separate account assets are reported at fair value. Separate account liabilities are set equal to separate account assets. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2008, 2007 and 2006, there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note 8. The Company currently reinsures a portion of the death benefit guarantees associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate.

Changes in the gross GMDB and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                 UL SECONDARY
                                                GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2008           $ 531              $ 19
Incurred                                            231                21
Unlock                                              389                --
Paid                                               (269)               --
                                                 ------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2008          $882               $40
                                                 ------              ----

(1) The reinsurance recoverable asset related to the GMDB was $593 as of December 31, 2008. The reinsurance recoverable asset related to the UL Secondary Guarantees was $16 as of December 31, 2008.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007        $ 531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in reserve for future policy benefits in the Company's consolidated balance sheets. Changes in the SOP 03-1 reserve liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's consolidated statements of operations. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock and

Results in Note 1, the Company Unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2008 and 2007.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2008:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8.3%; it varies by asset class with a low of 3% for cash and a high of 9% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2008.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 11%, with an average of 10%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.5% for issue year 2005 & 2006, discount rate of 4.25% for issue year 2007 and discount rate of 3.5% for issue year 2008.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 4% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies declining to 0.5% by age 91.

The following table provides details concerning GMDB exposure as of December 31, 2008:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2008

                                                                                          RETAINED           WEIGHTED AVERAGE
                                                      ACCOUNT       NET AMOUNT           NET AMOUNT            ATTAINED AGE
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                    VALUE          AT RISK            AT RISK (8)           OF ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                               $25,961         $14,743               $5,019                  66
With 5% rollup (2)                                       1,858           1,153                  481                  65
With Earnings Protection Benefit Rider (EPB) (3)         5,068           2,447                  241                  62
With 5% rollup & EPB                                       742             400                   75                  65
                                                     ---------       ---------            ---------                 ---
                                          TOTAL MAV     33,629          18,743                5,816
Asset Protection Benefit (APB) (4)                      25,601           9,166                6,019                  63
Lifetime Income Benefit (LIB) (5)                        1,137             487                  487                  61
Reset (6) (5-7 years)                                    3,440           1,190                1,189                  67
Return of Premium (7)/Other                             17,321           3,889                3,638                  58
                                                     ---------       ---------            ---------                 ---
                                              TOTAL    $81,128         $33,475              $17,149                  63
                                                     ---------       ---------            ---------                 ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

(8) Net amount at risk and retained net amount at risk are highly sensitive to equity market movements. For example, as equity market declines, net amount at risk and retained net amount at risk will generally increase.

See Note 1 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                                         2008         2007
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $459         $402
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                                   (1)
                                                        ------       ------
                       BALANCE, JANUARY 1, AS ADJUSTED     459          401
                                                        ------       ------
Sales inducements deferred                                 137          103
Unlock                                                     (43)          --
Amortization charged to income                             (21)         (49)
                                                        ------       ------
                                BALANCE, END OF PERIOD    $533        $ 459
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under the Employee Retirement Income Security Act of 1974 ("ERISA"). The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of claims in both consolidated amended complaints, except the ERISA claims.

REGULATORY DEVELOPMENTS --

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, Compensation arrangements in connection with the administration of workers compensation plans and reporting of workers compensation premiums participants in finite reinsurance transactions sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without recommending any enforcement action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

COMMITMENTS

The rent paid to Hartford Fire for operating leases entered into by the Company was $14, $27 and $35 for the years ended December 31, 2008, 2007 and 2006, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expired on December 31, 2008, as this operating lease has been be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $0, $6 and $27 for the years ended December 31, 2008, 2007 and 2006, respectively.

Future minimum rental commitments on all operating leases are as follows:

2009                                                                          10
2010                                                                           7
2011                                                                           5
2012                                                                           4
2013                                                                           2
Thereafter                                                                     1
                                                                             ---
                                                                      TOTAL   29
                                                                             ---

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2008, the IRS completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which, if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning 2009. The Company recorded benefits of $176, $155 and $174 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $9 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $6 related to true-ups of the prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $16, $11 and $17 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006 respectively. These amounts included benefits related to true-ups of prior years' tax returns of $4, $0 and $7 in 2008, 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2008, the Company has outstanding commitments totaling approximately $610, of which approximately $539 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2008 and 2007, the liability balance was $4 and $4, respectively. As of December 31, 2008 and 2007, $11 and $12, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather then at the level of the individual entities comprising the consolidated group.

Income tax expense (benefit) is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                             2008           2007          2006
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
Current -- U.S. Federal                        $(686)         $177          $170
                                           ---------       -------       -------
Deferred -- U.S. Federal Excluding NOL
 Carryforward                                   (776)           75            12
    -- Net Operating Loss Carryforward          (719)           --            --
                                           ---------       -------       -------
                           TOTAL DEFERRED     (1,495)           75            12
                                           ---------       -------       -------
       TOTAL INCOME TAX EXPENSE (BENEFIT)    $(2,181)         $252          $182
                                           ---------       -------       -------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2008           2007         2006
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                           $(2,007)        $398         $369
Dividends received deduction                 (176)        (155)        (174)
Penalties                                      --            7           --
Foreign related investments                     3           (4)          (8)
Other                                          (1)           6           (5)
                                        ---------       ------       ------
                                 TOTAL    $(2,181)        $252         $182
                                        ---------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2008            2007
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $660            $682
Net unrealized loss on investments                    2,924             293
Investment-related items                              2,424             460
Depreciable & Amortizable assets                         64              74
NOL Carryover                                           768              19
Minimum tax credit                                      241             254
Capital Loss Carryforward                                24              --
Foreign tax credit carryovers                            18              --
Other                                                    19              18
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      7,142           1,800
Valuation Allowance                                     (49)            (19)
                                                  ---------       ---------
NET DEFERRED TAX ASSETS                               7,093           1,781
                                                  ---------       ---------
Financial statement deferred policy acquisition
 costs and reserves                                  (3,614)         (1,910)
Employee benefits                                       (35)            (26)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (3,649)         (1,936)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)     $3,444           $(155)
                                                  ---------       ---------

The Company had current federal income tax receivable of $566 and $63 as of December 31, 2008 and 2007, respectively.

In management's judgment, the net deferred tax asset will more likely than not be realized. Included in the total deferred tax asset is a deferred tax asset of $768 with respect to net operating losses of $2,233, consisting of U.S. losses of $2,054, which expire from 2012-2023, and foreign losses of $179, which have no expiration. A valuation allowance of $49 has been recorded which relates to foreign operations. No valuation allowance has been recognized for realized or unrealized loss amounts, as the Company either has available tax-planning strategies that are prudent and feasible, or has the ability and intent to hold securities until their recovery.

If the Company were to follow a "separate entity" approach, it would have to record a valuation allowance of $324 related to realized capital losses. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $500, $0 and $0 for 2008, 2007 and 2006, respectively.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004. During 2008, the Internal Revenue Service ("IRS") completed its examination of the Company's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010. In addition, the Company is working with the IRS on a possible settlement of an issue related to prior periods which if settled, may result in the booking of tax benefits in 2009. Such benefits are not expected to be material to the Company's net income or financial position or in the balance of uncertain tax positions.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional began issuing consumer notes through its Retail Investor Notes Program in September 2006. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2008 and 2007, $1,210 and $ 809, respectively, of consumer notes were outstanding. As of December 31, 2008, these consumer notes have interest rates ranging from 4.0% to 6.3% for fixed notes and, for variable notes, based on December 31, 2008 rates, either consumer price index plus 80 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $11 in 2009, $30 in 2010, $131 in 2011, $291 in 2012 and $751
thereafter. For 2008 and 2007, interest credited to holders of consumer notes was $ 59 and $11, respectively. During 2008, the Company made the decision to discontinue future issuances of consumer notes, this decision does not impact consumer notes currently outstanding.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2007 and 2006, and the statutory capital and surplus amounts as of December 31, 2007 and 2006 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2008 the statutory capital and surplus amounts as of December 31, 2008 are estimates, as the respective 2008 statutory filings have not yet been made.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2008          2007          2006
--------------------------------------------------------------------------------
Statutory net income                         $(2,533)         $255          $777
                                            --------       -------       -------
Statutory capital and surplus                 $4,073        $4,448        $3,276
                                            --------       -------       -------

The Company has received approval from the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice relates to the statutory accounting for deferred income taxes. Specifically, this permitted practice modifies the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. The second permitted practice relates to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC require a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allows for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. With respect to dividends to HLA, it is estimated that the Company's dividend limitation under the holding company laws of Connecticut is approximately $374 in 2009. However, because the Company's earned surplus is negative as of December 31, 2008, the Company will not be permitted to pay any dividends to HLA in 2009 without prior approval from the insurance commissioner until such time as earned surplus becomes positive.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $24, $22 and $22 for the years ended December 31, 2008, 2007 and 2006, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2008, employees whose prior year earnings were less than $100,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $100,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $11 and $9 for the years ended December 31, 2008, 2007 and 2006, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $18 million, $21 million and $19 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $5 million, $7 million and $6 million for the years ended December 31, 2008, 2007 and 2006, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

Stock Plan

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

Stock Option Awards

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2008, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

Share Awards

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

Employee Stock Purchase Plan

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2008 and 2007 the Company had $49 and $48 of reserves for claim annuities purchased by affiliated entities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by the Hartford Life Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2008 and 2007, $2.8 billion and $1.8 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2008 and December 31, 2007 is $2.6 (of which $148 relates to the adoption of SFAS 157) and $72, respectively.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is liability of $1 at December 31, 2008. The fair value of the GMAB is an asset of $2 at December 31, 2007. This treaty covered HLIKK's "3 Win" annuity. This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.2 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a structured financing transaction with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout.

Effective February 29, 2008, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The reinsurance of the GMWB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMWB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMWB was a liability of $34 and $0 at December 31, 2008 and 2007, respectively.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2008 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $ 14 and $4.3 billion, respectively. As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $130, respectively.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. EQUITY

NONCONTROLLING INTERESTS

The Company adopted SFAS 160 on January 1, 2009. The scope of this Statement applies to all entities that prepare consolidated financial statements and as such, includes variable interest entities in which the Company has concluded that it is the primary beneficiary. See Note 4 for further discussion of the Company's involvement in VIEs. The Company also holds the majority interest in certain general account mutual funds, in which it has provided seed money. The scope of FAS 160 also applies to these mutual fund investments. Upon adoption of SFAS 160, the Company reclassified $65 as of January 1, 2006 from liabilities to equity, representing the noncontrolling interest of other investors in these VIEs and mutual fund investments. The noncontrolling interest within these entities is likely to change, as these entities represent investment vehicles whereby investors may frequently redeem or contribute to these investments. As such, the change in noncontrolling ownership interest represented in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity will primarily represent redemptions and additional subscriptions within these investment vehicles.

The following table represents the change in noncontrolling ownership interest recorded in the Company's Condensed Consolidated Statement of Changes in Stockholder's Equity for the VIEs and Mutual Fund Seed Investments as of Decemnber 31, 2008, 2007 and 2006:

                                                 DECEMBER 31,
                                    2008              2007             2006
--------------------------------------------------------------------------------
Redemptions of The Hartford's
 interest in VIEs and Mutual
 Fund Investments resulting
 in deconsolidation (1)              $(22)              $(4)           $ --
Net (Redemptions) and
 Subscriptions from
 noncontrolling interests             $33              $110            $ --
                                    -----            ------            ----
              TOTAL CHANGE IN
      NONCONTROLLING INTEREST
                    OWNERSHIP         $15              $106             $74
                                    -----            ------            ----

(1) The deconsolidation of The Hartford's interest in mutual funds and VIEs in 2008 and 2007 resulted in a realized capital gain of $1 and $1, respectively.

18. QUARTERLY RESULTS FOR 2008 AND 2007 (UNAUDITED)

                                           MARCH 31,              JUNE 30,             SEPTEMBER 30,            DECEMBER 31,
                                      2008          2007     2008          2007      2008          2007      2008          2007
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $202        $1,916   $2,070        $1,902      $(77)       $2,000     $(477)       $1,758
                                     -------       -------  -------       -------  --------       -------  --------       -------
Benefits, claims and expenses          1,187         1,529    1,630         1,738     2,804         1,527     1,938         1,637
                                     -------       -------  -------       -------  --------       -------  --------       -------
Net income (loss) (1)                   (567)          296      362           147    (1,823)          332    (1,526)          111
                                     -------       -------  -------       -------  --------       -------  --------       -------

(1) Included in the three months ended September 30, 2008 are net realized capital losses of $1.9 billion and a DAC unlock charge of $824. Included in the three months ended December 31, 2008 are net realized capital losses of $2.0 billion

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(1)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(1)
(f)    Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(2)
(g)    Contracts of Reinsurance.(3)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-148564 as filed with the Securities and Exchange Commission on February 9, 2009.

(3) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-88787, filed on October 12, 1999.

(4) Incorporated by reference to the Post-Effective Amendment No. 18, to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-82866, on May 1, 2009.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Lynn R. Banziruk                    Assistant Vice President
Gregory J. Brennan                  Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Kevin M. Connor                     Executive Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
John F. Keenan                      Senior Vice President
Paula A. Knake                      Assistant Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
Ernest M. McNeill, Jr.              Chief Accounting Officer, Senior Vice President
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Vernon Meyer                        Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Harry S. Monti                      Senior Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Robert W. Reiff                     Senior Vice President
Sharon A. Ritchie                   Executive Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Peter Smyth                         Executive Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-82866, filed on May 1, 2009.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) Hartford Equity Sales Company ("HESCO") acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                         POSITIONS AND OFFICES
NAME                                        WITH UNDERWRITER
-----------------------------------------------------------------------------
Diana Benken               Chief Financial Officer, Controller/FINOP
Stephen T. Joyce           Senior Vice President/IIP Business Line Principal,
                           Director
Brian Murphy               Chief Executive Officer, President/ILD Business
                           Line Principal, Director
Christopher S. Connor      AML Compliance Officer, Chief Compliance Officer
Neil S. Chaffee            Vice President/HLPP
James Davey                Executive Vice President, Director
Mark Sides                 Chief Legal Officer, Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of May, 2009.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

By:       John C. Walters*                               *By:      /s/ Jerry K. Scheinfeldt
          ---------------------------------------------            ---------------------------------------------
          John C. Walters,                                         Jerry K. Scheinfeldt
          President, Chief Executive Officer, Chairman             Attorney-in-Fact
          of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:       John C. Walters*
          ---------------------------------------------
          John C. Walters,
          President, Chief Executive Officer, Chairman
          of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and
 Chief Financial Officer, Director*
Ernest M. McNeill, Jr., Senior Vice President &
 Chief Accounting Officer*
John C. Walters, Chief Executive Officer, Chairman
 of the Board, and President, Director*             *By:     /s/ Jerry K. Scheinfeldt
                                                             --------------------------------------------
Gregory McGreevey, Executive Vice President                  Jerry K. Scheinfeldt
 & Chief Investment Officer, Director*                       Attorney-in-Fact
                                                    Date:    May 1, 2009

33-53692

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP.
      1.3  Awareness Letter of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.